UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

UBS Liquid Assets Government Fund

Annual Report  |  April 30, 2022

UBS Liquid Assets Government Fund

June 10, 2022

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Government Fund (the “Fund”) for the 12 months ended April 30, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate in March 2022 from a range between 0.00% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the year. As a result, the yields on a number of short-term investments moved higher—as did the Fund’s yield—during the reporting period.

The seven-day current yield for the Fund as of April 30, 2022 was 0.30% compared to 0.06% on April 30, 2021 (after fee waivers). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain issues, and central bank monetary policy tightening. Later in the reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was –1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Fed react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25% and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank will also begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1, 2022 (quantitative tightening).

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 47 days. At the end of the period on April 30, 2022, the Fund’s WAM was 32 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the 12-month period. We decreased the Fund’s exposure to direct US Treasury obligations and modestly pared back its allocation to repurchase agreements backed by government securities. In contrast, we increased the Fund’s exposure to US government agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2021	Ending account value[1] April 30, 2022	Expenses paid during period[2] 11/01/21 to 04/30/22	Expense ratio during the period

Actual	$1,000.00	$1,000.40	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—April 30, 2022 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.30%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.30
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	0.27
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	0.27
Weighted average maturity[2]	32 days

Portfolio composition[3]
U.S. government agency obligations	45.1%
U.S. Treasury obligations	39.9
Repurchase agreements	16.1
Liabilities in excess of other assets	(1.1)
Total	100.0%

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

4

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
U.S. government agency obligations—45.1%
Federal Farm Credit Bank 0.070%, due 08/10/22	$5,000,000	$4,999,987
0.070%, due 08/19/22	5,000,000	4,999,872
SOFR + 0.013%, 0.293%, due 05/02/22[1]	9,000,000	9,000,000
SOFR + 0.018%, 0.298%, due 05/02/22[1]	5,000,000	4,998,023
SOFR + 0.025%, 0.305%, due 05/02/22[1]	28,000,000	27,998,728
SOFR + 0.030%, 0.310%, due 05/02/22[1]	11,000,000	11,000,000
SOFR + 0.035%, 0.315%, due 05/02/22[1]	13,000,000	13,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[1]	7,000,000	7,000,000
SOFR + 0.045%, 0.325%, due 05/02/22[1]	3,000,000	3,000,000
SOFR + 0.050%, 0.330%, due 05/02/22[1]	4,500,000	4,500,000
SOFR + 0.055%, 0.335%, due 05/02/22[1]	1,500,000	1,500,000
SOFR + 0.060%, 0.340%, due 05/02/22[1]	3,000,000	3,000,000
SOFR + 0.070%, 0.350%, due 05/02/22[1]	5,000,000	5,000,000
Federal Farm Credit Discount Notes 0.060%, due 06/07/22[2]	8,000,000	7,999,520
0.220%, due 08/19/22[2]	5,000,000	4,996,669
Federal Home Loan Bank 0.210%, due 12/12/22	5,000,000	5,000,000
SOFR + 0.010%, 0.290%, due 05/02/22[1]	37,000,000	37,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[1]	3,000,000	3,000,000
SOFR + 0.090%, 0.370%, due 05/02/22[1]	3,000,000	3,000,000
Federal Home Loan Bank Discount Notes 0.075%, due 07/15/22[2]	5,000,000	4,999,229
0.128%, due 06/10/22[2]	5,000,000	4,999,307
0.170%, due 06/24/22[2]	5,000,000	4,998,749
0.190%, due 05/06/22[2]	16,250,000	16,249,657
0.210%, due 05/03/22[2]	10,000,000	9,999,942
0.230%, due 05/16/22[2]	25,000,000	24,997,764
0.235%, due 05/23/22[2]	15,000,000	14,997,944
0.250%, due 05/18/22[2]	15,000,000	14,998,333
0.260%, due 05/31/22[2]	15,000,000	14,996,858
0.270%, due 05/17/22[2]	25,000,000	24,997,187
0.280%, due 05/23/22[2]	10,000,000	9,998,367
0.282%, due 07/15/22[2]	5,000,000	4,997,102
0.350%, due 05/13/22[2]	10,000,000	9,998,930
0.399%, due 05/25/22[2]	10,000,000	9,997,451
0.400%, due 05/20/22[2]	10,000,000	9,998,000
0.415%, due 05/18/22[2]	10,000,000	9,998,156
0.590%, due 06/08/22[2]	10,000,000	9,993,936
0.670%, due 06/29/22[2]	10,000,000	9,989,205
0.770%, due 07/13/22[2]	10,000,000	9,984,600
0.850%, due 07/22/22[2]	10,000,000	9,980,875

	Face amount	Value
U.S. government agency obligations—(concluded)
0.854%, due 07/22/22[2]	$10,000,000	$9,980,785
0.884%, due 07/28/22[2]	10,000,000	9,978,975
0.889%, due 07/27/22[2]	10,000,000	9,978,763
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.375%, due 05/02/22[1]	5,000,000	5,000,000
SOFR + 0.100%, 0.380%, due 05/02/22[1]	13,000,000	13,000,000
SOFR + 0.190%, 0.470%, due 05/02/22[1]	6,000,000	6,000,000
Federal National Mortgage Association
SOFR + 0.180%, 0.460%, due 05/02/22 [1]	6,000,000	6,000,000
SOFR + 0.200%, 0.480%, due 05/02/22 [1]	7,500,000	7,500,000
Total U.S. government agency obligations (cost—$459,602,914)		459,602,914

U.S. Treasury obligations—39.9%
U.S. Cash Management Bills 0.203%, due 05/17/22[3]	10,000,000	9,999,167
0.279%, due 05/24/22[3]	10,000,000	9,998,319
0.477%, due 06/07/22[3]	40,000,000	39,981,200
0.697%, due 07/05/22[3]	45,000,000	44,945,120
0.982%, due 08/16/22[3]	11,000,000	10,968,745
1.084%, due 08/23/22[3]	5,000,000	4,983,285
1.089%, due 08/23/22[3]	7,000,000	6,976,490
1.130%, due 08/30/22[3]	11,000,000	10,959,639
U.S. Treasury Bills 0.066%, due 05/05/22[3]	10,000,000	9,999,946
0.066%, due 05/12/22[3]	10,000,000	9,999,819
0.066%, due 05/19/22[3]	10,000,000	9,999,693
0.072%, due 05/26/22[3]	10,000,000	9,999,527
0.080%, due 08/11/22[3]	4,000,000	3,999,119
0.091%, due 06/02/22[3]	10,000,000	9,999,225
0.107%, due 06/09/22[3]	10,000,000	9,998,892
0.152%, due 05/10/22[3]	10,000,000	9,999,667
0.198%, due 05/03/22[3]	15,000,000	14,999,919
0.203%, due 05/10/22[3]	25,000,000	24,998,889
0.203%, due 05/05/22[3]	25,000,000	24,999,582
0.214%, due 05/03/22[3]	15,000,000	14,999,912
0.223%, due 07/07/22[3]	10,000,000	9,995,967
0.279%, due 07/14/22[3]	10,000,000	9,994,423
0.371%, due 07/21/22[3]	5,000,000	4,995,944
0.386%, due 05/26/22[3]	10,000,000	9,997,467
0.507%, due 06/09/22[3]	20,000,000	19,989,444
0.553%, due 06/14/22[3]	20,000,000	19,986,980
0.874%, due 07/21/22[3]	11,000,000	10,978,978
0.904%, due 07/28/22[3]	16,000,000	15,965,587
U.S. Treasury Notes 0.125%, due 08/31/22	5,000,000	5,000,727
1.500%, due 09/15/22	7,000,000	7,036,899
Total U.S. Treasury obligations (cost—$406,748,571)		406,748,571

5

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Repurchase agreements—16.1%
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $792,800 U.S. Treasury Note, 1.000% due 07/31/28; (value—$708,913); proceeds: $695,014	$695,000	$695,000
Repurchase agreement dated 04/29/22 with Goldman Sachs & Co., 0.300% due 05/02/22, collateralized by $19,040,315 U.S. Treasury Bond STRIP, zero coupon due 08/15/34; (value—$13,158,000); proceeds: $12,900,323	12,900,000	12,900,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with MUFG Securities Americas Inc., 0.300% due 05/02/22, collateralized by $40,808,479, Federal Home Loan Mortgage Corp. obligations, 1.500% to 4.500% due 10/15/41 to 10/25/51, $43,726,992 Federal National Mortgage Association obligations, 2.500% to 3.500% due 10/25/33 to 05/25/51 and $108,884,116 Government National Mortgage Association obligations, 1.044% to 3.500% due 03/20/34 to 10/16/63; (value—$153,000,000); proceeds: $150,003,750	$150,000,000	$150,000,000
Total repurchase agreements (cost—$163,595,000)		163,595,000
Total investments (cost—$1,029,946,485 which approximates cost for federal income tax purposes)—101.1%		1,029,946,485

Liabilities in excess of other assets—(1.1)%		(11,175,235)
Net assets—100.0%		$1,018,771,250

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$459,602,914	$—	$459,602,914
U.S. Treasury obligations	—	406,748,571	—	406,748,571
Repurchase agreements	—	163,595,000	—	163,595,000
Total	$—	$1,029,946,485	$—	$1,029,946,485

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at April 30, 2022.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2022

Assets:
Investments, at value (cost—$866,351,485)	$866,351,485
Repurchase agreements, at value (cost—$163,595,000)	163,595,000
Total investments in securities, at value (cost—$1,029,946,485)	1,029,946,485
Cash	310
Receivable for interest	84,962
Other assets	35,262
Total assets	1,030,067,019

Liabilities:
Payable for investments purchased	10,959,639
Dividends payable to shareholders	216,932
Payable to Trustees	120
Accrued expenses and other liabilities	119,078
Total liabilities	11,295,769

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,018,773,563
Distributable earnings (accumulated losses)	(2,313)
Net assets	$1,018,771,250
Shares outstanding	1,018,770,001
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2022
Investment income:
Interest	$930,049
Expenses:
Investment advisory and administration fees	310,283
Transfer agency fees	83,870
Custody and fund accounting fees	53,097
Trustees fees	23,183
Professional services fees	88,388
Printing and shareholder report fees	42,102
Federal and state registration fees	56,201
Insurance expense	9,084
Other expenses	57,908
Total expenses	724,116
Fee waivers by investment advisor and administrator	(313,689)
Net expenses	410,427
Net investment income (loss)	519,622
Net realized gain (loss)	(571)
Net increase (decrease) in net assets resulting from operations	$519,051

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$519,622	$1,427,774
Net realized gain (loss)	(571)	—
Net increase (decrease) in net assets resulting from operations	519,051	1,427,774
Total distributions	(519,622)	(1,460,394)
Net increase (decrease) in net assets from beneficial interest transactions	(81,077,084)	86,901,359
Net increase (decrease) in net assets	(81,077,655)	86,868,739
Net assets:

Beginning of year	1,099,848,905	1,012,980,166
End of year	$1,018,771,250	$1,099,848,905

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.001	0.017	0.022	0.011
Net realized gain (loss)	(0.000)[1]	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.001	0.017	0.022	0.011
Dividends from net investment income	(0.001)	(0.001)	(0.017)	(0.022)	(0.011)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.05%	0.15%	1.75%	2.16%	1.14%
Ratios to average net assets:
Expenses before fee waivers	0.07%	0.07%	0.07%	0.08%	0.10%
Expenses after fee waivers	0.04%	0.04%	0.04%	0.03%	0.05%
Net investment income (loss)	0.05%	0.14%	1.90%	2.20%	1.13%
Supplemental data:
Net assets, end of year (000’s)	$1,018,771	$1,099,849	$1,012,980	$2,234,641	$1,099,902

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

11

UBS Liquid Assets Government Fund

Notes to financial statements

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

12

UBS Liquid Assets Government Fund

Notes to financial statements

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended April 30, 2022, its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended April 30, 2022, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

UBS AM may also voluntarily reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2022, UBS AM voluntarily reimbursed expenses of $3,406, which is not subject to future recoupment. There is no guarantee that this additional voluntary amount will continue to be reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM. This amount owed by or owed to UBS AM is shown at a net level on the statement of assets and liabilities, if any.

Additional information regarding compensation to affiliate of a board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, which resulted in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, the Fund did not purchase or sell any securities (e.g., fixed income securities) in principal trades with Morgan Stanley. If any such transactions had occurred, Morgan Stanley would have received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

13

UBS Liquid Assets Government Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2022	2021
Shares sold	5,125,697,549	5,318,400,802
Shares repurchased	(5,207,114,491)	(5,233,319,145)
Dividends reinvested	339,858	1,819,702
Net increase (decrease) in shares outstanding	(81,077,084)	86,901,359

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2022 and April 30, 2021 was ordinary income in the amount of $519,622 and $1,460,394, respectively.

At April 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation/ (depreciation)	Other temporary differences	Total
$215,190	$—	$(571)	$—	$(216,932)	$(2,313)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2022, the Fund had capital loss carryforwards of $571 in short term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”), including the portfolio of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

15

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates

$518,769 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2022.

16

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

17

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None
[1]	Each trustee holds office for an indefinite term.

18

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019- 2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM— Americas region (since January 2022 (prior to which he was secretary (from 2004 until January 2022)) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

19

UBS Liquid Assets Government Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3] 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since 2022), prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.
[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

20

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S131

Limited Purpose Cash Investment Fund

Annual Report  |  April 30, 2022

Limited Purpose Cash Investment Fund

June 10, 2022

Dear Shareholder,

We present you with the annual report for Limited Purpose Cash Investment Fund (the “Fund”) for the 12 months ended April 30, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate in March 2022 from a range between 0.00% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the year. As a result, the yields on a number of short-term investments moved higher—as did the Fund’s yield—during the reporting period.

The seven-day current yield for the Fund as of April 30, 2022 was 0.33%, versus 0.01% on April 30, 2021 (after fee waivers/expense reimbursements).

(For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain issues, and central bank monetary policy tightening. Later in the reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was -1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Fed react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25% and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank will also begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1 2022 (quantitative tightening).

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 45 days when the reporting period began. At period end on April 30, 2022, it was 38 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US Treasury and agency securities with the goal of reducing risk and keeping the Fund highly liquid.

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

1

Limited Purpose Cash Investment Fund

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we increased the Fund’s exposure to repurchase agreements backed by government securities and slighted added to its allocation to US government agency obligations. In contrast, we reduced the Fund’s exposure to direct US Treasury obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q. What factors do you believe will affect the Fund over the coming months?

A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2021	Ending account value April 30, 2022[1]	Expenses paid during period 11/01/21 to 04/30/22[2]	Expense ratio during the period

Limited Purpose Cash Investment Fund
Actual	$1,000.00	$1,000.20	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.75	0.25	0.05

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

3

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—April 30, 2022 (unaudited)

Yields and characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.33%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.33
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	0.27
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	0.28
Weighted average maturity[2]	38 days

Portfolio composition[3]
U.S. Treasury obligations	56.2%
Repurchase agreements	36.2
U.S. government agency obligations	8.6
Liabilities in excess of other assets	(1.0)
Total	100.0%

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

4

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
U.S. government agency obligations—8.6%
Federal Home Loan Bank Discount Notes
0.210%, due 05/03/22[1]	$50,000,000	$49,999,335
0.275%, due 05/20/22[1]	75,000,000	74,982,045
0.280%, due 05/11/22[1]	28,640,000	28,636,572
0.280%, due 05/23/22[1]	50,000,000	49,986,035
0.282%, due 07/15/22[1]	25,000,000	24,953,999
0.330%, due 05/26/22[1]	50,000,000	49,984,041
0.360%, due 06/09/22[1]	60,000,000	59,954,581
0.415%, due 05/18/22[1]	25,000,000	24,994,680
0.860%, due 07/29/22[1]	90,000,000	89,803,102
Total U.S. government agency obligations (cost—$453,377,122)		453,294,390

U.S. Treasury obligations—56.2%
U.S. Cash Management Bills
0.676%, due 07/19/22[2]	58,000,000	57,898,461
0.698%, due 07/05/22[2]	100,000,000	99,870,844
0.722%, due 07/26/22[2]	55,000,000	54,893,125
0.773%, due 07/19/22[2]	100,000,000	99,824,933
0.858%, due 08/02/22[2]	75,000,000	74,824,146
0.895%, due 08/02/22[2]	50,000,000	49,882,764
0.925%, due 08/09/22[2]	108,000,000	107,715,474
0.941%, due 08/09/22[2]	50,000,000	49,868,275
0.982%, due 08/16/22[2]	53,000,000	52,847,065
1.084%, due 08/23/22[2]	21,000,000	20,929,788
1.089%, due 08/23/22[2]	32,000,000	31,893,010
1.130%, due 08/30/22[2]	52,000,000	51,807,656
U.S. Treasury Bills
0.066%, due 05/05/22[2]	49,000,000	48,999,776
0.066%, due 05/12/22[2]	52,000,000	51,997,893
0.066%, due 05/19/22[2]	55,000,000	54,995,163
0.072%, due 05/26/22[2]	51,000,000	50,989,366
0.080%, due 08/11/22[2]	22,000,000	21,940,500
0.091%, due 06/02/22[2]	50,000,000	49,985,889
0.107%, due 06/09/22[2]	51,000,000	50,976,784
0.127%, due 05/03/22[2]	65,000,000	64,999,837
0.132%, due 06/16/22[2]	50,000,000	49,972,172
0.152%, due 05/10/22[2]	49,000,000	48,998,734
0.162%, due 06/23/22[2]	49,000,000	48,958,241
0.203%, due 05/17/22[2]	50,000,000	49,996,849
0.217%, due 05/12/22[2]	86,000,000	85,996,516
0.223%, due 07/07/22[2]	50,000,000	49,932,683
0.226%, due 05/05/22[2]	75,000,000	74,999,656
0.254%, due 05/12/22[2]	25,500,000	25,498,967
0.259%, due 05/17/22[2]	55,000,000	54,996,534
0.279%, due 05/24/22[2]	50,000,000	49,991,025
0.279%, due 07/14/22[2]	49,000,000	48,922,598
0.283%, due 05/17/22[2]	20,000,000	19,998,740
0.285%, due 05/10/22[2]	50,000,000	49,998,708
0.300%, due 05/17/22[2]	75,000,000	74,995,273
0.346%, due 05/24/22[2]	75,000,000	74,986,537
0.371%, due 07/21/22[2]	25,000,000	24,954,292
0.386%, due 05/26/22[2]	51,000,000	50,989,366
0.457%, due 06/16/22[2]	56,000,000	55,968,833
0.487%, due 06/23/22[2]	56,000,000	55,952,276
0.553%, due 06/21/22[2]	200,000,000	199,840,626
0.614%, due 06/30/22[2]	83,000,000	82,904,781
0.697%, due 07/07/22[2]	120,000,000	119,838,438

	Face amount	Value
U.S. Treasury obligations—(concluded)
0.729%, due 07/14/22[2]	$75,000,000	$74,881,527
0.763%, due 07/14/22[2]	45,000,000	44,928,916
0.764%, due 07/21/22[2]	45,000,000	44,917,725
0.874%, due 07/21/22[2]	52,000,000	51,904,927
0.904%, due 07/28/22[2]	79,000,000	78,840,584
1.399%, due 10/27/22[2]	52,000,000	51,649,043
U.S. Treasury Notes
0.125%, due 08/31/22	24,000,000	23,917,500
1.500%, due 09/15/22	32,000,000	32,032,500
Total U.S. Treasury obligations (cost—$2,949,510,595)		2,948,905,316

Repurchase agreements—36.2%
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $1,871,256,200 U.S. Treasury Notes, 0.250% to 2.000% due 05/15/24 to 08/15/30; (value—$1,580,039,544); proceeds: $1,580,039,500	1,580,000,000	1,580,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $52,075,100 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/24 and $241,259,400 U.S. Treasury Notes, 0.125% to 2.500% due 08/15/23 to 11/30/23; (value— $303,960,011); proceeds: $298,005,960	298,000,000	298,000,000
Repurchase agreement dated 04/29/22 with Bank of America Corp. 0.270% due 05/02/22, collateralized by $17,867,600 U.S. Treasury Inflation Index Note, 0.375% due 07/15/25; (value—$22,440,059); proceeds: $22,000,495	22,000,000	22,000,000
Total repurchase agreements (cost—$1,900,000,000)		1,900,000,000
Total investments (cost—$5,302,887,717 which approximates cost for federal income tax purposes)—101.0%		5,302,199,706

Liabilities in excess of other assets—(1.0)%		(52,247,588)
Net assets—100.0%		$5,249,952,118

5

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$453,294,390	$—	$453,294,390
U.S. Treasury obligations	—	2,948,905,316	—	2,948,905,316
Repurchase agreements	—	1,900,000,000	—	1,900,000,000
Total	$—	$5,302,199,706	$—	$5,302,199,706

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Rates shown reflect yield at April 30, 2022.

See accompanying notes to financial statements.

6

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2022

Assets:
Investments, at value (cost—$3,402,887,717)	$3,402,199,706
Repurchase agreements, at value (cost—$1,900,000,000)	1,900,000,000
Total investments in securities, at value (cost—$5,302,887,717)	5,302,199,706
Cash	838,594
Receivable for interest	113,699
Total assets	5,303,151,999

Liabilities:
Payable for investments purchased	51,809,203
Dividends payable to shareholders	1,140,823
Payable to affiliate	249,855
Total liabilities	53,199,881
Net assets	$5,249,952,118

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$5,250,651,142
Distributable earnings (accumulated losses)	(699,024)
Net assets	$5,249,952,118
Shares outstanding	5,252,771,276
Net asset value per share	$0.9995

See accompanying notes to financial statements.

7

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2022
Investment income:
Interest	$4,142,476
Expenses:
Investment management and administration fees	5,579,815
Trustees fees	72,570
Total expenses	5,652,385
Fee waivers and/or expense reimbursements by investment manager and administrator	(3,623,951)
Net expenses	2,028,434
Net investment income (loss)	2,114,042
Net realized gain (loss)	(10,705)
Net change in unrealized appreciation (depreciation)	(788,690)
Net realized and unrealized gain (loss)	(799,395)
Net increase (decrease) in net assets resulting from operations	$1,314,647

See accompanying notes to financial statements.

8

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$2,114,042	$4,184,636
Net realized gain (loss)	(10,705)	9,047
Net change in unrealized appreciation (depreciation)	(788,690)	(3,109,073)
Net increase (decrease) in net assets resulting from operations	1,314,647	1,084,610
Total distributions	(2,123,397)	(4,646,194)
Net increase (decrease) in net assets from beneficial interest transactions	2,034,212,012	(89,517,864)
Net increase (decrease) in net assets	2,033,403,262	(93,079,448)
Net assets:

Beginning of year	3,216,548,856	3,309,628,304
End of year	$5,249,952,118	$3,216,548,856

See accompanying notes to financial statements.

9

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$0.9997	$1.0008	$0.9999	$0.9998	$1.0000
Net investment income (loss)	0.0004	0.0014	0.0179	0.0209	0.0109
Net realized and unrealized gain (loss)	(0.0002)	(0.0010)	0.0009	0.0001	(0.0002)
Net increase (decrease) from operations	0.0002	0.0004	0.0188	0.0210	0.0107
Dividends from net investment income	(0.0004)	(0.0014)	(0.0179)	(0.0209)	(0.0109)
Distributions from net realized gains	(0.0000)[1]	(0.0001)	—	—	—
Total dividends, distributions and return of capital	(0.0004)	(0.0015)	(0.0179)	(0.0209)	(0.0109)
Net asset value, end of year	$0.9995	$0.9997	$1.0008	$0.9999	$0.9998
Total investment return[2]	0.02%	0.04%	1.89%	2.12%	1.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.04%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	0.04%	0.13%	1.84%	2.04%	1.13%
Supplemental data:
Net assets, end of year (000’s)	$5,249,952	$3,216,549	$3,309,628	$3,929,522	$7,090,380

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

10

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

11

Limited Purpose Cash Investment Fund

Notes to financial statements

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended April 30, 2022, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with

12

Limited Purpose Cash Investment Fund

Notes to financial statements

a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2022, UBS AM is owed $527,126 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2022, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended April 30, 2022, UBS AM waived $2,826,192 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2022, UBS AM owed the Fund $277,271 in fee waivers. The amount owed by or (owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2022, UBS AM voluntarily waived fees in the amount of $797,759, which is not subject to future recoupment. There is no guarantee that this additional voluntary amount will continue to be waived/reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually

13

Limited Purpose Cash Investment Fund

Notes to financial statements

obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At April 30, 2022, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, which resulted in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $74,970,208. Morgan Stanley would have received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the year ended April 30, 2022		For the year ended April 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	21,314,109,830	$21,304,702,752	18,106,168,778	$18,104,088,596
Shares repurchased	(19,279,580,711)	(19,271,069,466)	(18,196,970,116)	(18,195,189,832)
Dividends reinvested	578,995	578,726	1,582,954	1,583,372
Net increase (decrease)	2,035,108,114	$2,034,212,012	(89,218,384)	$(89,517,864)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2022 and April 30, 2021, was ordinary income in the amounts of $2,123,397 and $4,646,194, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$27,370
Gross unrealized depreciation	(715,381)
Net unrealized appreciation (depreciation)	(688,011)

14

Limited Purpose Cash Investment Fund

Notes to financial statements

At April 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation/ (depreciation)	Other temporary differences	Total
$1,140,822	$—	$(11,013)	$(688,011)	$(1,140,822)	$(699,024)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2022, the Fund had no capital loss carryforwards.

Qualified late year ordinary losses and post-October capital losses are deemed to arise on the first business day of a Fund’s next taxable year. For the fiscal year ended April 30, 2022, the Fund incurred and elected to defer a short-term post-October loss of $11,013.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2022 the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

15

Limited Purpose Cash Investment Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

16

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates $2,114,054 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2022.

17

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

18

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

19

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019- 2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM— Americas region (since January 2022 (prior to which he was secretary (from 2004 until January 2022)) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since March 2021) (prior to which he was an executive director (from 2018 until February 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

20

Limited Purpose Cash Investment Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3] 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since 2022), prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

21

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

UBS RMA Government Money Market Fund

Annual Report  |  April 30, 2022

UBS RMA Government Money Market Fund

June 10, 2022

Dear Shareholder,

We present you with the annual report for UBS RMA Government Money Market Fund for the 12 months ended April 30, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate in March 2022 from a range between 0.00% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the year. As a result, the yields on a number of short-term investments moved higher—as did the Fund’s yield—during the reporting period.

The seven-day current yield for the Fund as of April 30, 2022 was 0.01%, versus 0.02% on April 30, 2021 (in both cases, after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain issues, and central bank monetary policy tightening. Later in the reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was –1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Fed react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25% and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank was also to begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1, 2022 (quantitative tightening).

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 34 days when the reporting period began. At period end on April 30, 2022, it was 22 days.

UBS RMA Government

Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest in US government securities, investing in numerous smaller positions with the goal of reducing risk and keeping the Fund highly liquid.

Q.	What types of securities did the Government Master Fund emphasize?
A.

Over the review period, we increased the Master Fund’s exposure to repurchase agreements backed by government obligations. Conversely, we reduced its allocation to direct US Treasury obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value November 1, 2021	Ending account value April 30, 2022[2]	Expenses paid during period 11/01/21 to 04/30/22[3]	Expense ratio during the period

Actual	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.15	0.86	0.17

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—April 30, 2022 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.33)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.33)
Weighted average maturity[2]	22 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2022

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$1,043,819,191, which approximates cost for federal income tax purposes)	$1,043,819,191
Receivable from affiliate	276
Other assets	146,012
Total assets	1,043,965,479
Liabilities:
Dividends payable to shareholders	8,716
Accrued expenses and other liabilities	365,644
Total liabilities	374,360
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,043,627,870 outstanding	$1,043,627,870
Distributable earnings (accumulated losses)	(36,751)
Net assets	$1,043,591,119
Net asset value per share	$1.00

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

5

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2022
Investment income:

Interest income allocated from Master Fund	$1,002,246
Expenses allocated from Master Fund	(1,061,533)
Expense waiver allocated from Master Fund	366,028
Net investment income allocated from Master Fund	306,741
Expenses:

Administration fees	1,052,001
Service fees	2,653,724
Transfer agency and related services fees	1,061,052
Accounting fees	8,223
Trustees’ fees	22,654
Professional fees	75,660
Reports and notices to shareholders	54,728
State registration fees	155,323
Insurance fees	10,745
Other expenses	13,317
Total expenses	5,107,427
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(4,906,838)
Net expenses	200,589
Net investment income (loss)	106,152
Net realized gain (loss) allocated from Master Fund	1,336
Net increase (decrease) in net assets resulting from operations	$107,488

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$106,152	$102,468
Net realized gain (loss) allocated from Master Fund	1,336	18,193
Net increase (decrease) in net assets resulting from operations	107,488	120,661
Total distributions	(115,593)	(155,297)
Net increase (decrease) in net assets from beneficial interest transactions	(238,177,097)	586,870,861
Net increase (decrease) in net assets	(238,185,202)	586,836,225
Net assets:

Beginning of year	1,281,776,321	694,940,096
End of year	$1,043,591,119	$1,281,776,321

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.013	0.017	0.007
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.013	0.017	0.007
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)	(0.007)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends, distributions and return of capital	(0.000)[1]	(0.000)[1]	(0.013)	(0.017)	(0.007)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.02%	1.30%	1.70%	0.69%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.59%	0.51%	0.49%	0.49%
Expenses after fee waivers and/or expense reimbursements[3]	0.08%	0.16%	0.50%	0.49%	0.49%
Net investment income (loss)[3]	0.01%	0.01%	1.65%	1.68%	0.67%
Supplemental data:
Net assets, end of year (000’s)	$1,043,591	$1,281,776	$694,940	$4,909,374	$5,762,262

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and attached financial statements for Government Master Fund.

8

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (24.29% at April 30, 2022).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/

9

UBS RMA Government Money Market Fund

Notes to financial statements

distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s Board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At April 30, 2022, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$86,959

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

10

UBS RMA Government Money Market Fund

Notes to financial statements

At April 30, 2022, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$219,028

In addition, UBS AM and UBS AM—US may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2022, UBS AM and UBS AM—US owed the Fund $306,263 and for the period ended April 30, 2022, UBS AM and UBS AM—US voluntarily waived fees and/or reimbursed expenses of $4,906,838 which is not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the year ended April 30, 2022, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$540,629

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the years ended April 30,
	2022	2021
Shares sold	23,313,017,705	22,002,365,227
Shares repurchased	(23,551,309,942)	(21,415,619,452)
Dividends reinvested	115,140	125,086
Net increase (decrease) in shares outstanding	(238,177,097)	586,870,861

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows:

	2022
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$115,396	$197	$115,593

11

UBS RMA Government Money Market Fund

Notes to financial statements

	2021
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$155,297	$—	$155,297

At April 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$7,339	$1	$—	$—	$(44,091)	$(36,751)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2022, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily started waiving its 0.10% master fund level fee in order to voluntarily reduce UBS RMA Government Money Market Fund’s expenses by 0.10% until July 31, 2022.

12

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”), as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

13

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Website at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Website at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Website: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $106,152 of ordinary income distributions paid as qualified interest income and $9,244 as qualified short term capital gains for the fiscal year ended April 30, 2022.

14

Master Trust

Annual Report  |  April 30, 2022

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2021	Ending account value April 30, 2022	Expenses paid during period 11/01/21 to 04/30/22[1]	Expense ratio during the period

Actual	$1,000.00	$1,000.20	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

16

Government Master Fund

Portfolio characteristics at a glance—April 30, 2022 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	22 days

Portfolio composition[2]
U.S. government agency obligations	38.9%
Repurchase agreements	31.3
U.S. Treasury obligations	30.7
Liabilities in excess of other assets	(0.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

17

Government Master Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
U.S. government agency obligations—38.9%
Federal Farm Credit Bank
0.060%, due 06/07/22[1]	$63,000,000	$62,996,220
0.070%, due 08/10/22	37,000,000	36,999,903
0.070%, due 08/19/22	40,000,000	39,998,978
SOFR + 0.013%, 0.293%, due 05/02/22[2]	62,000,000	61,999,999
SOFR + 0.025%, 0.305%, due 05/02/22[2]	105,000,000	105,000,000
SOFR + 0.030%, 0.310%, due 05/02/22[2]	63,000,000	63,000,000
SOFR + 0.035%, 0.315%, due 05/02/22[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	40,000,000	40,000,000
SOFR + 0.050%, 0.330%, due 05/02/22[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.335%, due 05/02/22[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.025%, 0.305%, due 05/02/22[2]	127,000,000	126,983,336
SOFR + 0.050%, 0.330%, due 05/02/22[2]	7,000,000	7,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	5,000,000	5,000,000
SOFR + 0.070%, 0.350%, due 05/02/22[2]	18,000,000	18,000,000
Federal Home Loan Bank 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.010%, 0.290%, due 05/02/22[2]	379,000,000	379,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.370%, due 05/02/22[2]	46,000,000	46,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.375%, due 05/02/22[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.380%, due 05/02/22[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.470%, due 05/02/22[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.180%, 0.460%, due 05/02/22[2]	115,000,000	115,000,000
Total U.S. government agency obligations (cost—$1,670,478,436)		1,670,478,436

	Face amount	Value
U.S. Treasury obligations—30.7%
U.S. Cash Management Bill 0.152%, due 05/10/22[3]	$78,000,000	$77,997,400
0.203%, due 05/17/22[3]	83,000,000	82,993,083
0.279%, due 05/24/22[3]	75,000,000	74,987,396
0.982%, due 08/16/22[3]	46,000,000	45,869,296
1.130%, due 08/30/22[3]	42,000,000	41,845,895
U.S. Treasury Bills 0.066%, due 05/05/22[3]	84,000,000	83,999,545
0.066%, due 05/12/22[3]	85,000,000	84,998,465
0.066%, due 05/19/22[3]	86,000,000	85,997,360
0.072%, due 05/26/22[3]	85,000,000	84,995,977
0.080%, due 08/11/22[3]	35,000,000	34,992,292
0.091%, due 06/02/22[3]	79,000,000	78,993,878
0.107%, due 06/09/22[3]	79,000,000	78,991,244
0.223%, due 07/07/22[3]	78,000,000	77,968,540
0.279%, due 07/14/22[3]	80,000,000	79,955,389
0.371%, due 07/21/22[3]	37,000,000	36,969,989
0.874%, due 07/21/22[3]	43,000,000	42,917,822
0.904%, due 07/28/22[3]	63,000,000	62,864,498
U.S. Treasury Notes 0.125%, due 08/31/22	39,000,000	39,005,672
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22[2]	70,000,000	70,000,000
1.500%, due 09/15/22	53,000,000	53,279,376
Total U.S. Treasury obligations (cost—$1,319,623,117)		1,319,623,117

Repurchase agreements—31.3%
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.440% due 07/28/22, collateralized by $116,258,128 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 02/25/38 to 09/25/54 and $137,656,640 Government National Mortgage Association obligations, 3.500% to 5.510% due 05/20/50 to 01/20/52; (value—$103,000,000); proceeds: $100,035,444[4]	100,000,000	100,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, 0.290% due 05/06/22, collateralized by $302,720,438 Federal National Mortgage Association obligations, 1.500% to 4.500% due 07/01/26 to 06/01/56; (value—$204,000,000); proceeds: $200,046,722[4]	200,000,000	200,000,000
Repurchase agreement dated 04/29/22 with Toronto-Dominion Bank, 0.300% due 05/02/22, collateralized by $188,585 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/15/43 and $126,344,454 Federal National Mortgage Association obligations, 2.000% to 4.000% due 11/25/44 to 08/25/51 and; (value—$102,000,001); proceeds: $100,002,500	100,000,000	100,000,000

18

Government Master Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 0.310% due 06/03/22, collateralized by $5,695,000 Federal Home Loan Mortgage Corp. obligations, 1.566% to 3.424% due 06/25/27 to 04/25/32 and $116,101,712 Government National Mortgage Association obligations, 1.500% to 4.000% due 03/20/41 to 10/16/63; (value—$102,000,000); proceeds: $100,025,833[4]	$100,000,000	$100,000,000
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities Americas, Inc., 0.300% due 05/02/22, collateralized by $41,003,199 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/15/40 to 10/25/51 and $232,947,165 Federal National Mortgage Association obligations, zero coupon to 3.500% due 10/25/33 to 02/25/52; (value—$127,500,000); proceeds: $125,003,125	125,000,000	125,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $456,021,200 U.S Treasury Bills, zero coupon due 08/02/22 to 08/09/22; (value—$454,920,032); proceeds: $446,008,920	446,000,000	446,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $236,217,504 Federal Home Loan Mortgage Corp. obligations, 1.862% to 6.000% due 01/01/26 to 04/01/52 and $604,308,033 Federal National Mortgage Association obligations, 1.500% to 7.500% due 06/01/27 to 04/01/52; (value—$280,500,000); proceeds: $275,006,875	275,000,000	275,000,000
Total repurchase agreements (cost—$1,346,000,000)		1,346,000,000
Total investments (cost—$4,336,101,553 which approximates cost for federal income tax purposes)—100.9%		4,336,101,553

Liabilities in excess of other assets—(0.9)%		(38,423,925)
Net assets—100.0%		$4,297,677,628

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

19

Government Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,670,478,436	$—	$1,670,478,436
U.S. Treasury obligations	—	1,319,623,117	—	1,319,623,117
Repurchase agreements	—	1,346,000,000	—	1,346,000,000
Total	$—	$4,336,101,553	$—	$4,336,101,553

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rates shown reflect yield at April 30, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

20

Government Master Trust

Statement of assets and liabilities

April 30, 2022

Assets:
Investments, at value (cost—$2,990,101,553)	$2,990,101,553
Repurchase agreements (cost—$1,346,000,000)	1,346,000,000
Total investments in securities, at value (cost—$4,336,101,553)	4,336,101,553
Cash	2,793,734
Receivable for interest	991,775
Total assets	4,339,887,062

Liabilities:
Payable for investments purchased	41,845,895
Payable to affiliate	363,539
Total liabilities	42,209,434
Net assets, at value	$4,297,677,628

See accompanying notes to financial statements.

21

Government Master Trust

Statement of operations

For the year ended April 30, 2022
Investment income:
Interest	$6,204,111
Expenses:
Investment advisory and administration fees	7,243,732
Total expenses	7,243,732
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(2,648,633)
Net expenses	4,595,099
Net investment income (loss)	1,609,012
Net realized gain (loss)	8,316
Net increase (decrease) in net assets resulting from operations	$1,617,328

See accompanying notes to financial statements.

22

Government Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,609,012	$11,209,051
Net realized gain (loss)	8,316	256,465
Net increase (decrease) in net assets resulting from operations	1,617,328	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(4,526,632,556)	(8,951,448,030)
Net increase (decrease) in net assets	(4,525,015,228)	(8,939,982,514)
Net assets:

Beginning of year	8,822,692,856	17,762,675,370
End of year	$4,297,677,628	$8,822,692,856

See accompanying notes to financial statements.

23

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[1]	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of year (000’s)	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

24

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of the Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of the Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to the Master Fund according to the investor’s ownership percentage of the Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of the Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to

25

Government Master Fund

Notes to financial statements

transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party

26

Government Master Fund

Notes to financial statements

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which

27

Government Master Fund

Notes to financial statements

is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2022, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$363,539

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2022, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2022, UBS AM voluntarily waived $2,648,633, which is not subject to future recoupment.

Additional information regarding compensation to affiliate of a former board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Trust. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, the Master Fund did not purchase or sell securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

Morgan Stanley would have received compensation in connection with any such trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

28

Government Master Fund

Notes to financial statements

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$118,340,152,475	$47,491,220,565
Withdrawals	(122,866,785,031)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(4,526,632,556)	$(8,951,448,030)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily began waiving Government Master Fund’s management fee of 0.10% until July 31, 2022.

29

Government Master Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”) (one of the funds constituting Master Trust (the “Trust”), including the portfolio of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

30

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder fund) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

UBS RMA Government Money Market Fund Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since January 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

32

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

33

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019-2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM—Americas region (since January 2022 (prior to which he was secretary (from 2004 until January 2022)) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.

34

UBS RMA Government Money Market Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Leesa Merrill[3]; 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM --Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since June 2022), prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

35

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1676

UBS Institutional/Reserves Funds

Annual Report  |  April 30, 2022

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

June 10, 2022

Dear Shareholder,

We present you with the annual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the 12 months ended April 30, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate in March 2022 from a range between 0.00% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the year. As a result, the yields on a number of short-term investments moved higher—as did many of the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 0.32% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Select ESG Prime Institutional Fund: 0.37% on April 30, 2022, versus 0.04% as of April 30, 2021.

•	UBS Select Government Institutional Fund: 0.11% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Select Treasury Institutional Fund: 0.24% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Prime Reserves Fund: 0.32% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Tax-Free Reserves Fund: 0.25% on April 30, 2022, versus 0.01% as of April 30, 2021.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016;

UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Institutional/Reserves Funds

issues, and central bank monetary policy tightening. Later in the reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was -1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Fed react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25% and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank was also to begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1, 2022 (quantitative tightening).

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 49 days. By the end of the period on April 30, 2022, the Master Fund’s WAM was 21 days.

At the issuer level, we maintained a high level of diversification with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we increased the Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocations to commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the ESG Prime Master Fund in which UBS Select ESG Prime Institutional Fund invests was 51 days when the reporting period began. By the end of the review period on April 30, 2022, the Master Fund had a WAM of 17 days. At the security level, we increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. In contrast, we decreased its exposures to commercial paper and time deposits.

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management

(Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

UBS Institutional/Reserves Funds

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 34 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2022, it was 22 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and US government agency obligations. Conversely, we reduced its allocation to US Treasury obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 43 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 23 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 53 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 22 days. Over the review period, we increased the Master Fund’s exposures to time deposits, repurchase agreements and certificates of deposit. Conversely, we decreased its exposure to commercial paper.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was 10 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 6 days. Over the review period, we reduced the Master Fund’s exposure to tax-exempt commercial paper and, to a small extent, to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Institutional/Reserves Funds

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value[2] April 30, 2022	Expenses paid during period[3] 11/01/21 to 04/30/22	Expense ratio during the period
UBS Select Prime Institutional Fund

Actual	$1,000.00	$1,000.10	$0.85	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.15	0.86	0.17

UBS Select ESG Prime Institutional Fund

Actual	$1,000.00	$1,000.30	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.40	0.08

UBS Select Government Institutional Fund

Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.46	0.09

UBS Select Treasury Institutional Fund

Actual	$1,000.00	$1,000.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

UBS Prime Reserves Fund

Actual	$1,000.00	$1,000.30	$0.80	0.16%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	0.81	0.16

UBS Tax-Free Reserves Fund

Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.32%
Seven-day effective yield after fee waivers[1]	0.32
Seven-day current yield before fee waivers[1]	0.32
Seven-day effective yield before fee waivers[1]	0.32
Weighted average maturity[2]	21 days

UBS Select ESG Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.37%
Seven-day effective yield after fee waivers[1]	0.37
Seven-day current yield before fee waivers[1]	0.30
Seven-day effective yield before fee waivers[1]	0.30
Weighted average maturity[2]	17 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.11%
Seven-day effective yield after fee waivers[1]	0.11
Seven-day current yield before fee waivers[1]	0.11
Seven-day effective yield before fee waivers[1]	0.11
Weighted average maturity[2]	22 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.24%
Seven-day effective yield after fee waivers[1]	0.24
Seven-day current yield before fee waivers[1]	0.24
Seven-day effective yield before fee waivers[1]	0.24
Weighted average maturity[2]	23 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund.

Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.32%
Seven-day effective yield after fee waivers[1]	0.32
Seven-day current yield before fee waivers[1]	0.32
Seven-day effective yield before fee waivers[1]	0.32
Weighted average maturity[2]	22 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.25%
Seven-day effective yield after fee waivers[1]	0.25
Seven-day current yield before fee waivers[1]	0.25
Seven-day effective yield before fee waivers[1]	0.25
Weighted average maturity[2]	6 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2022

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund	UBS Select Government Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,782,742,773	$144,850,485	$1,683,415,340

Investments in Master Fund, at value	2,781,572,831	144,820,797	1,683,415,340
Total assets	2,781,572,831	144,820,797	1,683,415,340

Liabilities:
Dividends payable to shareholders	682,445	33,033	139,639
Payable to affiliate	180,048	3,672	38,207
Total liabilities	862,493	36,705	177,846
Net assets	$2,780,710,338	$144,784,092	$1,683,237,494
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,781,880,273	$144,815,357	$1,683,237,758
Distributable earnings (accumulated losses)	(1,169,935)	(31,265)	(264)
Net assets	$2,780,710,338	$144,784,092	$1,683,237,494
Shares outstanding	2,781,118,974	144,758,052	1,683,237,758
Net asset value per share	$0.9999	$1.0002	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2022

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$7,594,629,013	$1,036,414,733	$632,844,868

Investments in Master Fund, at value	7,594,629,013	1,036,414,733	632,844,868
Total assets	7,594,629,013	1,036,414,733	632,844,868

Liabilities:
Dividends payable to shareholders	1,310,246	231,655	111,159
Payable to affiliate	453,659	64,911	21,089
Total liabilities	1,763,905	296,566	132,248
Net assets	$7,592,865,108	$1,036,118,167	$632,712,620
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$7,592,867,888	$1,036,118,137	$632,712,370
Distributable earnings (accumulated losses)	(2,780)	30	250
Net assets	$7,592,865,108	$1,036,118,167	$632,712,620
Shares outstanding	7,592,867,888	1,036,118,137	632,712,614
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2022

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund	UBS Select Government Institutional Fund
Investment income:
Interest income allocated from Master Fund	$7,026,224	$234,148	$2,130,093
Expenses allocated from Master Fund	(3,619,504)	(156,191)	(2,401,147)
Expense waiver allocated from Master Fund	—	153,101	861,103
Net investment income allocated from Master Fund	3,406,720	231,058	590,049
Expenses:
Administration fees	2,865,301	111,202	1,896,460
Trustees’ fees	29,775	13,729	24,424
	2,895,076	124,931	1,920,884
Fee waivers by administrator	(745,750)	—	(1,737,520)
Net expenses	2,149,326	124,931	183,364
Net investment income (loss)	1,257,394	106,127	406,685
Net realized gain (loss) allocated from Master Fund	17,166	(1,576)	2,785
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(1,317,538)	(46,362)	—
Net increase (decrease) in net assets resulting from operations	$(42,978)	$58,189	$409,470

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2022

	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund
Investment income:
Interest income allocated from Master Fund	$9,123,163	$2,545,419	$640,153
Expenses allocated from Master Fund	(9,252,769)	(1,409,349)	(635,549)
Expense waiver allocated from Master Fund	3,687,010	—	320,083
Net investment income allocated from Master Fund	3,557,404	1,136,070	324,687
Expenses:
Administration fees	7,346,224	1,107,718	492,258
Trustees’ fees	58,773	19,631	16,109
	7,404,997	1,127,349	508,367
Fee waivers by administrator	(6,393,929)	(427,916)	(417,407)
Net expenses	1,011,068	699,433	90,960
Net investment income (loss)	2,546,336	436,637	233,727
Net realized gain (loss) allocated from Master Fund	1,489	(2)	50
Net change in unrealized appreciation (depreciation) allocated from Master Fund	—	—	—
Net increase (decrease) in net assets resulting from operations	$2,547,825	$436,635	$233,777

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,257,394	$8,948,277
Net realized gain (loss) allocated from Master Fund	17,166	(699)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(1,317,538)	(2,005,912)
Net increase (decrease) in net assets resulting from operations	(42,978)	6,941,666
Total distributions	(1,273,843)	(9,009,944)
Net increase (decrease) in net assets from beneficial interest transactions	(2,411,464,367)	(4,138,602,412)
Net increase (decrease) in net assets	(2,412,781,188)	(4,140,670,690)
Net assets:

Beginning of year	5,193,491,526	9,334,162,216
End of year	$2,780,710,338	$5,193,491,526

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select ESG Prime Institutional Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$106,127	$178,616
Net realized gain (loss) allocated from Master Fund	(1,576)	880
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(46,362)	(13,036)
Net increase (decrease) in net assets resulting from operations	58,189	166,460
Total distributions	(106,424)	(179,200)
Net increase (decrease) in net assets from beneficial interest transactions	(57,777,411)	156,213,627
Net increase (decrease) in net assets	(57,825,646)	156,200,887
Net assets:

Beginning of year	202,609,738	46,408,851
End of year	$144,784,092	$202,609,738

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$406,685	$1,527,738
Net realized gain (loss) allocated from Master Fund	2,785	85,883
Net increase (decrease) in net assets resulting from operations	409,470	1,613,621
Total distributions	(442,691)	(1,612,020)
Net increase (decrease) in net assets from beneficial interest transactions	(1,142,683,556)	(2,991,192,678)
Net increase (decrease) in net assets	(1,142,716,777)	(2,991,191,077)
Net assets:

Beginning of year	2,825,954,271	5,817,145,348
End of year	$1,683,237,494	$2,825,954,271

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$2,546,336	$5,976,633
Net realized gain (loss) allocated from Master Fund	1,489	—
Net increase (decrease) in net assets resulting from operations	2,547,825	5,976,633
Total distributions	(2,550,602)	(5,976,636)
Net increase (decrease) in net assets from beneficial interest transactions	(2,879,459,155)	(2,882,151,628)
Net increase (decrease) in net assets	(2,879,461,932)	(2,882,151,631)
Net assets:

Beginning of year	10,472,327,040	13,354,478,671
End of year	$7,592,865,108	$10,472,327,040

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$436,637	$4,073,705
Net realized gain (loss) allocated from Master Fund	(2)	8,069
Net increase (decrease) in net assets resulting from operations	436,635	4,081,774
Total distributions	(444,674)	(4,108,989)
Net increase (decrease) in net assets from beneficial interest transactions	(985,329,926)	(1,808,560,330)
Net increase (decrease) in net assets	(985,337,965)	(1,808,587,545)
Net assets:

Beginning of year	2,021,456,132	3,830,043,677
End of year	$1,036,118,167	$2,021,456,132

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Tax-Free Reserves Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$233,727	$145,105
Net realized gain (loss) allocated from Master Fund	50	—
Net increase (decrease) in net assets resulting from operations	233,777	145,105
Total distributions	(233,771)	(145,104)
Net increase (decrease) in net assets from beneficial interest transactions	(41,133,475)	(1,299,221,434)
Net increase (decrease) in net assets	(41,133,469)	(1,299,221,433)
Net assets:

Beginning of year	673,846,089	1,973,067,522
End of year	$632,712,620	$673,846,089

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002
Net investment income (loss)	0.0004	0.0009	0.0182	0.0222	0.0133
Net realized and unrealized gain (loss)	(0.0004)	(0.0002)	0.0004	0.0000 [1]	(0.0001)
Net increase (decrease) from operations	0.0000 [1]	0.0007	0.0186	0.0222	0.0132
Dividends from net investment income	(0.0004)	(0.0009)	(0.0182)	(0.0222)	(0.0133)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0004)	(0.0009)	(0.0182)	(0.0222)	(0.0133)
Net asset value, end of year	$0.9999	$1.0003	$1.0005	$1.0001	$1.0001
Total investment return[2]	0.00%	0.07%	1.88%	2.24%	1.33%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.16%	0.18%	0.18%	0.16%	0.12%
Net investment income (loss)[3]	0.03%	0.11%	1.83%	2.26%	1.37%
Supplemental data:
Net assets, end of year (000’s)	$2,780,710	$5,193,492	$9,334,162	$9,780,634	$5,226,567

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Net asset value, beginning of period	$1.0005	$1.0008	$1.0000
Net investment income (loss)	0.0007	0.0014	0.0036
Net realized gain (loss)	(0.0003)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0004	0.0011	0.0044
Dividends from net investment income	(0.0007)	(0.0014)	(0.0036)
Distributions from net realized gains	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0007)	(0.0014)	(0.0036)
Net asset value, end of period	$1.0002	$1.0005	$1.0008
Total investment return[3]	0.05%	0.11%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.08%	0.08%	0.08%[5]
Net investment income (loss)[4]	0.07%	0.10%	1.17%[5]
Supplemental data:
Net assets, end of period (000’s)	$144,784	$202,610	$46,409

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.04%	1.66%	2.01%	1.00%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.07%	0.15%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.02%	0.04%	1.46%	2.03%	1.01%
Supplemental data:
Net assets, end of year (000’s)	$1,683,237	$2,825,954	$5,817,145	$2,123,329	$1,406,858

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Net realized gain (loss)	—	—	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.016	0.020	0.010
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.016)	(0.020)	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.04%	1.62%	2.02%	1.00%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.07%	0.13%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.03%	0.05%	1.47%	2.02%	0.98%
Supplemental data:
Net assets, end of year (000’s)	$7,592,865	$10,472,327	$13,354,479	$6,934,537	$4,331,846

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.018	0.022	0.012
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.018	0.022	0.012
Dividends from net investment income	(0.000)[1]	(0.001)	(0.018)	(0.022)	(0.012)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.001)	(0.018)	(0.022)	(0.012)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	0.10%	1.82%	2.19%	1.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.15%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.03%	0.12%	1.77%	2.20%	1.28%
Supplemental data:
Net assets, end of year (000’s)	$1,036,118	$2,021,456	$3,830,044	$2,799,959	$1,594,687

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.011	0.013	0.008
Net realized gain (loss)	—	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.011	0.013	0.008
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.013)	(0.008)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	0.01%	1.15%	1.30%	0.83%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.06%	0.12%	0.18%	0.18%	0.18%
Net investment income (loss)[3]	0.04%	0.01%	1.13%	1.29%	0.84%
Supplemental data:
Net assets, end of year (000’s)	$632,713	$673,846	$1,973,068	$1,677,875	$1,936,271

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund”), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (56.34% for Prime Institutional Fund, 9.86% for ESG Prime Institutional Fund, 39.17% for Government Institutional Fund, 35.03% for Treasury Institutional Fund, 54.31% for Prime Reserves Fund, and 71.62% for Tax-Free Reserves Fund at April 30, 2022.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

UBS Institutional/Reserves Funds

Notes to financial statements

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2022, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

UBS Institutional/Reserves Funds

Notes to financial statements

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At April 30, 2022, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$180,048
ESG Prime Institutional Fund	3,672
Government Institutional Fund	84,962
Treasury Institutional Fund	453,666
Prime Reserves Fund	64,912
Tax-Free Reserves Fund	21,326

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually

UBS Institutional/Reserves Funds

Notes to financial statements

obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2022, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2022, UBS AM owed the Funds, and for the period ended April 30, 2022, UBS AM voluntarily waived, the below amounts which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Institutional Fund	$—	$745,750
Government Institutional Fund	46,755	1,737,520
Treasury Institutional Fund	7	6,393,929
Prime Reserves Fund	1	427,916
Tax-Free Reserves Fund	237	417,407

These amounts owed by or owed to UBS AM are shown at a net level on the statement of assets and liabilities.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2022 and April 30, 2021 were as follows:

Prime Institutional Fund

	For the year ended April 30,
	2022		2021
	Shares	Amount	Shares	Amount
Shares sold	1,929,904,930	$1,930,090,019	10,471,650,584	$10,476,209,039
Shares repurchased	(4,341,543,337)	(4,342,156,935)	(14,621,886,768)	(14,627,555,622)
Dividends reinvested	602,531	602,549	12,738,060	12,744,171
Net increase (decrease)	(2,411,035,876)	$(2,411,464,367)	(4,137,498,124)	$(4,138,602,412)

ESG Prime Institutional Fund

	For the year ended April 30,
	2022		2021
	Shares	Amount	Shares	Amount
Shares sold	107,899,379	$107,937,292	681,124,625	$681,489,682
Shares repurchased	(165,712,028)	(165,782,866)	(525,151,229)	(525,431,537)
Dividends reinvested	68,138	68,163	155,400	155,482
Net increase (decrease)	(57,744,511)	$(57,777,411)	156,128,796	$156,213,627

UBS Institutional/Reserves Funds

Notes to financial statements

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the years ended April 30,
	2022	2021
Shares sold	7,965,960,932	9,529,172,221
Shares repurchased	(9,108,955,974)	(12,522,824,858)
Dividends reinvested	311,486	2,459,959
Net increase (decrease) in shares outstanding	(1,142,683,556)	(2,991,192,678)

Treasury Institutional Fund

	For the years ended April 30,
	2022	2021
Shares sold	19,029,880,083	25,476,034,208
Shares repurchased	(21,910,546,565)	(28,365,437,833)
Dividends reinvested	1,207,327	7,251,997
Net increase (decrease) in shares outstanding	(2,879,459,155)	(2,882,151,628)

Prime Reserves Fund

	For the years ended April 30,
	2022	2021
Shares sold	458,599,033	4,332,932,464
Shares repurchased	(1,444,144,944)	(6,147,092,828)
Dividends reinvested	215,985	5,600,034
Net increase (decrease) in shares outstanding	(985,329,926)	(1,808,560,330)

Tax-Free Reserves Fund

	For the years ended April 30,
	2022	2021
Shares sold	589,619,644	660,252,134
Shares repurchased	(630,864,048)	(1,959,872,759)
Dividends reinvested	110,929	399,191
Net increase (decrease) in shares outstanding	(41,133,475)	(1,299,221,434)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

UBS Institutional/Reserves Funds

Notes to financial statements

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows:

	2022			2021
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Institutional Fund	$—	$1,273,843	$—	$—	$9,009,944	$—
UBS Select ESG Prime Institutional Fund	—	106,424	—	—	179,200	—
UBS Select Government Institutional Fund	—	442,196	495	—	1,612,020	—
UBS Select Treasury Institutional Fund	—	2,546,336	4,266	—	5,976,636	—
UBS Prime Reserves Fund	—	444,674	—	—	4,108,989	—
UBS Tax-Free Reserves Fund	233,771	—	—	145,104	—	—

At April 30, 2022, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Institutional Fund	$—	$682,451	$—	$—	$(1,169,942)	$(682,444)	$(1,169,935)
UBS Select ESG Prime Institutional Fund	—	33,030	—	(1,575)	(29,689)	(33,031)	(31,265)
UBS Select Government Institutional Fund	—	139,376	—	—	—	(139,640)	(264)
UBS Select Treasury Institutional Fund	—	1,310,243	—	(2,777)	—	(1,310,246)	(2,780)
UBS Prime Reserves Fund	—	231,686	—	(2)	—	(231,654)	30
UBS Tax-Free Reserves Fund	111,359	—	51	—	—	(111,160)	250

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2022, the following Fund had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS Select ESG Prime Institutional Fund	$1,575	$—	$1,575

During the fiscal year ended April 30, 2022, the following Fund had capital loss carryforwards utilized:

Capital loss carryforwards utilized
UBS Select Prime Institutional Fund	$698

Qualified late year ordinary losses and post-October capital losses are deemed to arise on the first business day of a Fund’s next taxable year. For the fiscal year ended April 30, 2022, the following Fund incurred and elected to defer qualified late year ordinary losses and post-October capital losses of the following amounts:

		Post October capital loss
Fund	Late year ordinary loss	Short-term losses	Long-term losses
UBS Select Treasury Institutional Fund	$—	$2,777	$—

UBS Institutional/Reserves Funds

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for ESG Prime Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily started waiving its 0.10% master fund level fee in order to voluntarily reduce UBS Select Government Institutional Fund’s expenses by 0.10% until July 31, 2022.

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (collectively referred to as the “Funds”) (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds comprising the Trust) at April 30, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Tax-Free Reserves Fund UBS Prime Reserves Fund UBS Select Government Institutional Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
UBS Select ESG Prime Institutional Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2022:

Fund	Qualified interest income	Qualified short term capital gains
Prime Institutional Fund	$565,617	$7,403
ESG Prime Institutional Fund	45,602	127
Government Institutional Fund	406,685	35,511
Treasury Institutional Fund	2,418,350	—
Prime Reserves Fund	196,217	3,626

Master Trust

Annual Report  |  April 30, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

37

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value April 30, 2022	Expenses paid during period 11/01/21 to 04/30/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.00	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.05	0.01

Government Master Fund
Actual	$1,000.00	$1,000.20	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

Treasury Master Fund
Actual	$1,000.00	$1,000.40	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.50	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

38

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	6.9
Singapore	5.8
Australia	4.0
Sweden	3.9
Total	37.9%

Portfolio composition[2]
Commercial paper	53.1%
Repurchase agreements	30.0
Certificates of deposit	11.6
Time deposits	5.3
Other assets in excess of liabilities	0.0 †
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.1%
Canada	6.7
Singapore	6.1
Japan	5.4
France	4.9
Total	48.2%

Portfolio composition[2]
Commercial paper	47.8%
Repurchase agreements	36.8
Certificates of deposit	9.9
Time deposits	5.4
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

40

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Government Master Fund
Characteristics
Weighted average maturity[1]	22 days

Portfolio composition[2]
U.S. government agency obligations	38.9%
Repurchase agreements	31.3
U.S. Treasury obligations	30.7
Liabilities in excess of other assets	(0.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

41

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	23 days

Portfolio composition[2]
U.S. Treasury obligations	52.2%
Repurchase agreements	49.2
Liabilities in excess of other assets	(1.4)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

42

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.7%
Canada	10.4
Singapore	8.3
France	6.2
Sweden	5.4
Total	55.0%

Portfolio composition[2]
Commercial paper	62.0%
Repurchase agreements	16.1
Time deposits	11.2
Certificates of deposit	10.6
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

43

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds	89.9%
Tax-exempt commercial paper	5.6
Other assets in excess of liabilities	4.5
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

44

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—11.6%
Banking-non-U.S.—10.5%
Bank of Montreal 0.200%, due 07/13/22	$19,000,000	$18,967,939
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	25,000,000	25,010,362
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,799,814
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	24,998,459
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	25,000,000	24,988,150
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,998,035
SOFR + 0.480%, 0.760%, due 05/02/22[1]	32,000,000	32,014,655
SOFR + 0.510%, 0.790%, due 05/02/22[1]	20,000,000	20,009,568
Norinchukin Bank 0.250%, due 05/09/22	24,000,000	23,998,290
SOFR + 0.370%, 0.650%, due 05/02/22[1]	50,000,000	50,006,765
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	19,000,000	19,007,888
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	25,008,385
Sumitomo Mitsui Banking Corp.
SOFR + 0.500%, 0.780%, due 05/02/22[1]	20,000,000	20,011,659
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	27,000,000	26,986,861
SOFR + 0.320%, 0.600%, due 05/02/22[1]	25,000,000	24,999,536
Svenska Handelsbanken
SOFR + 0.250%, 0.530%, due 05/02/22[1]	20,000,000	19,973,169
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,996,619
SOFR + 0.430%, 0.710%, due 05/02/22[1]	26,000,000	26,002,792
Toronto Dominion Bank 0.530%, due 05/02/22	27,000,000	26,959,179
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	25,000,000	25,000,000

		516,738,125

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,994,977

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.450%, 0.730%, due 05/02/22[1]	$31,000,000	$31,014,078

		56,009,055
Total certificates of deposit (cost—$572,977,475)		572,747,180

Commercial paper—53.1%
Asset-backed-miscellaneous—15.2%
Albion Capital Corp. 0.680%, due 05/20/22	35,000,000	34,985,504
Antalis SA 1.150%, due 07/13/22	32,000,000	31,924,667
Barton Capital SA 0.600%, due 05/05/22	62,000,000	61,995,826
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	50,000,000	49,863,903
Fairway Finance Co. LLC 0.300%, due 05/03/22	22,000,000	21,999,113
Gotham Funding Corp. 1.040%, due 07/13/22	38,000,000	37,905,396
LMA Americas LLC 0.230%, due 05/06/22	32,000,000	31,997,387
0.560%, due 05/09/22	23,000,000	22,996,786
0.960%, due 06/17/22	25,000,000	24,969,613
1.200%, due 07/22/22	24,000,000	23,930,448
1.200%, due 07/26/22	41,000,000	40,870,312
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	42,000,000	42,000,000
0.570%, due 06/10/22	25,000,000	24,984,563
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,002
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	41,000,000	41,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	25,000,000	24,991,489
Thunder Bay Funding LLC 0.570%, due 06/09/22	22,000,000	21,986,763
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	32,000,000	32,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	40,000,000	40,000,000
Victory Receivables Corp. 0.960%, due 06/22/22	25,000,000	24,961,750
1.030%, due 07/11/22	38,000,000	37,908,766

		748,272,288

Banking-non-U.S.—36.0%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	31,000,000	30,878,356

45

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	$27,000,000	$26,962,038
SOFR + 0.500%, 0.780%, due 05/02/22[1]	26,000,000	26,013,869
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	41,000,000	40,997,260
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	28,000,000	27,982,417
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,013,681
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,000,000
Banque et Caisse d Epargne de I Etat 0.930%, due 07/07/22	37,450,000	37,378,867
Barclays Bank PLC 1.020%, due 06/22/22	40,000,000	39,943,840
BNZ International Funding Ltd. 0.300%, due 07/01/22	30,000,000	29,950,755
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	33,000,000	32,988,262
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	28,000,000	27,715,305
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,810,272
0.300%, due 10/21/22	31,000,000	30,736,285
DBS Bank Ltd. 0.300%, due 06/02/22	24,000,000	23,982,456
0.300%, due 06/03/22	30,000,000	29,977,250
0.900%, due 06/23/22	40,000,000	39,944,572
0.970%, due 07/12/22	25,000,000	24,944,757
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	170,000,000	169,994,815
Erste Finance Delaware LLC 0.330%, due 05/02/22	18,000,000	17,999,466
Erste Finance LLC 0.330%, due 05/04/22	140,000,000	139,992,359
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	25,000,000	24,933,375
Mizuho Bank Ltd. 0.260%, due 05/10/22	15,000,000	14,997,502
0.280%, due 05/18/22	30,000,000	29,989,281
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	28,000,000	28,000,910
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	25,000,000	24,996,767
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	26,000,000	26,013,219
National Bank of Canada 0.175%, due 05/20/22	21,000,000	20,991,793
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	25,000,000	25,000,000

	Face Amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Nationwide Building Society 0.360%, due 05/03/22	$15,000,000	$14,999,343
Nordea Bank Abp 0.330%, due 07/08/22	30,000,000	29,940,500
1.030%, due 07/21/22	31,000,000	30,919,665
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,255
0.355%, due 05/06/22	45,000,000	44,995,188
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	31,000,000	30,947,974
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	31,000,000	30,993,222
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	25,000,000	24,985,057
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	31,000,000	31,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	25,000,000	25,010,679
Svenska Handelsbanken AB 0.330%, due 07/05/22	30,000,000	29,943,776
0.350%, due 07/11/22	30,000,000	29,936,794
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,997,104
Toronto Dominion Bank 0.240%, due 05/05/22	45,000,000	44,996,858
0.310%, due 05/05/22	49,000,000	48,996,578
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,975,681
0.220%, due 05/03/22	44,000,000	43,998,171
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	34,000,000	33,826,406
0.270%, due 10/12/22	33,000,000	32,747,251
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	31,000,000	30,978,318
0.400%, due 07/11/22	26,000,000	25,943,376

		1,779,260,925

Banking-U.S.—1.9%
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,987,141
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,997,631
0.310%, due 06/22/22	30,000,000	29,961,030

		91,945,802
Total commercial paper (cost—$2,621,068,144)		2,619,479,015

46

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Time deposits—5.3%
Banking-non-U.S.—5.3%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$160,000,000	$160,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	89,000,000	89,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	15,000,000	15,000,000
Total time deposits (cost—$264,000,000)		264,000,000

Repurchase agreements—30.0%
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $216,062,853 Federal Home Loan Mortgage Corp. obligations, 1.500% to 6.559% due 05/27/31 to 04/01/52 and $295,061,171 Federal National Mortgage Association obligations, 1.500% to 6.500% due 12/01/27 to 09/01/57; (value—$307,686,584); proceeds: $300,007,500	300,000,000	300,000,000
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $196,346,009 various asset-backed convertible bonds, 0.125% to 10.000% due 07/01/22 to 11/30/46; (value—$187,923,671); proceeds: $175,006,563	175,000,000	175,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $340,955,200 U.S. Treasury Note, 0.250% due 05/15/24; (value—$325,008,215); proceeds: $325,008,125	325,000,000	325,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $68,060,515 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 09/01/33 to 11/01/48 and $143,605,325 Federal National Mortgage Association obligations, 1.132% to 4.500% due 04/01/27 to 03/01/52; (value—$127,500,000); proceeds: $125,003,125	125,000,000	125,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $73,835,923 various asset-backed convertible bonds, zero coupon to 6.750% due 05/15/23 to 12/01/56; (value—$60,973,148); proceeds: $54,023,925[3]	54,000,000	54,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $61,740,808 various asset-backed convertible bonds, zero coupon to 10.950% due 04/30/22 to 03/27/69; (value—$83,697,184); proceeds: $75,838,750[3]	$75,000,000	$75,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.650% due 05/06/22, collateralized by $67,352,000 various asset-backed convertible bonds, zero coupon to 6.000% due 10/15/23 to 12/15/26; (value—$57,500,611); proceeds: $50,026,181[3]	50,000,000	50,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 05/02/22, collateralized by $2,459,711,206, Government National Mortgage Association obligations, 4.000% due 12/20/41 to 01/20/42; (value—$204,000,000); proceeds: $200,005,000	200,000,000	200,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $124,158,506 various asset-backed convertible bonds, zero coupon to 9.250% due 11/16/22 to 12/31/99 and $11,309,928 shares of various equity securities; (value—$186,147,561); proceeds: $175,136,743[3]	175,000,000	175,000,000
Total repurchase agreements (cost—$1,479,000,000)		1,479,000,000
Total investments (cost—$4,937,045,619 which approximates cost for federal income tax purposes)—100.0%		4,935,226,195

Other assets in excess of liabilities—0.0%†		1,632,792
Net assets—100.0%		$4,936,858,987

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

47

Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$572,747,180	$—	$572,747,180
Commercial paper	—	2,619,479,015	—	2,619,479,015
Time deposits	—	264,000,000	—	264,000,000
Repurchase agreements	—	1,479,000,000	—	1,479,000,000
Total	$—	$4,935,226,195	$—	$4,935,226,195

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $649,981,476, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

48

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—9.9%
Banking-non-U.S.—8.5%
Bank of Montreal 0.200%, due 06/23/22	$3,000,000	$2,996,848
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,995,233
Bank of Nova Scotia
SOFR + 0.250%, 0.530%, due 05/02/22[1]	4,000,000	3,993,490
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	5,000,000	5,002,072
Canadian Imperial Bank of Commerce
SOFR + 0.160%, 0.440%, due 05/02/22[1]	5,000,000	4,998,641
SOFR + 0.480%, 0.760%, due 05/02/22[1]	5,000,000	4,999,692
Mizuho Bank Ltd.
SOFR + 0.160%, 0.440%, due 05/02/22[1]	4,000,000	3,998,542
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	5,000,000	4,997,630
SOFR + 0.380%, 0.660%, due 05/02/22[1]	5,000,000	5,000,435
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,607
SOFR + 0.370%, 0.650%, due 05/02/22[1]	7,000,000	6,999,188
SOFR + 0.510%, 0.790%, due 05/02/22[1]	4,000,000	4,001,913
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	4,000,000	4,001,661
Royal Bank of Canada
SOFR + 0.220%, 0.500%, due 05/02/22[1]	5,000,000	4,991,613
Sumitomo Mitsui Banking Corp.
SOFR + 0.180%, 0.460%, due 05/02/22[1]	5,000,000	4,998,346
SOFR + 0.330%, 0.610%, due 05/02/22[1]	5,000,000	5,000,222
SOFR + 0.400%, 0.680%, due 05/02/22[1]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	7,000,000	6,996,594
SOFR + 0.320%, 0.600%, due 05/02/22[1]	7,000,000	6,999,870
Svenska Handelsbanken
SOFR + 0.150%, 0.430%, due 05/02/22[1]	4,000,000	4,000,130
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,324
SOFR + 0.430%, 0.710%, due 05/02/22[1]	6,000,000	6,000,644

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	$5,000,000	$4,999,776
Toronto Dominion Bank 0.530%, due 05/02/22	5,000,000	4,992,441
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	4,000,000	4,000,000

		123,963,912

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.150%, 0.430%, due 05/02/22[1]	5,000,000	4,998,075
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,994,610
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,998,995
SOFR + 0.450%, 0.730%, due 05/02/22[1]	6,000,000	6,002,725

		20,994,405
Total Certificates of deposit (cost—$144,995,495)		144,958,317

Commercial paper—47.8%
Asset-backed-miscellaneous—17.0%
Albion Capital Corp. 0.680%, due 05/20/22	5,000,000	4,997,929
Antalis SA 1.150%, due 07/13/22	8,000,000	7,981,167
1.200%, due 07/21/22	10,000,000	9,972,218
Atlantic Asset Securitization LLC 0.310%, due 05/02/22	1,500,000	1,499,955
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	4,000,000	4,000,000
Barton Capital SA 0.320%, due 05/02/22	15,000,000	14,999,554
0.600%, due 05/05/22	14,000,000	13,999,057
1.070%, due 07/06/22	6,000,000	5,987,794
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	10,000,000	9,972,781
1.180%, due 07/25/22	10,000,000	9,969,985
Fairway Finance Co. LLC 0.300%, due 05/03/22	4,000,000	3,999,839
0.370%, due 05/24/22	10,000,000	9,994,986
Gotham Funding Corp. 1.040%, due 07/13/22	10,000,000	9,975,104
LMA-Americas LLC 0.230%, due 05/06/22	4,000,000	3,999,673
0.230%, due 05/12/22	3,000,000	2,999,366
0.560%, due 05/09/22	4,000,000	3,999,441
1.200%, due 07/26/22	9,000,000	8,971,532
1.220%, due 08/04/22	12,000,000	11,956,350
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	8,000,000	8,000,000

49

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
0.570%, due 06/10/22	$5,000,000	$4,996,913
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	7,000,000	6,997,617
Starbird Funding Corp. 0.320%, due 05/02/22	20,000,000	19,999,405
Thunder Bay Funding LLC 0.570%, due 06/09/22	6,000,000	5,996,390
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	6,000,000	6,000,000
Victory Receivables Corp. 0.390%, due 05/04/22	15,000,000	14,999,190
1.030%, due 07/11/22	10,000,000	9,975,991

		250,242,237

Banking-non-U.S.—28.7%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	4,000,000	3,984,304
Australia & New Zealand Banking Group Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	4,996,681
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	8,000,000	7,988,752
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,972,331
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	3,000,000	2,999,800
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	3,997,488
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	5,000,000	5,002,736
Barclays Bank PLC,
Series 10-1, SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	4,998,304
0.530%, due 05/05/22	5,000,000	4,999,658
1.020%, due 06/22/22	8,000,000	7,988,768
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,998,577
Canadian Imperial Bank of Commerce 0.240%, due 05/04/22	2,500,000	2,499,842
0.350%, due 11/03/22	4,000,000	3,959,329

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia 0.265%, due 10/14/22	$3,000,000	$2,976,284
0.300%, due 10/21/22	4,000,000	3,965,972
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	5,000,000	5,000,074
DBS Bank Ltd. 0.300%, due 06/02/22	3,000,000	2,997,807
0.900%, due 06/23/22	8,000,000	7,988,914
0.970%, due 07/12/22	9,000,000	8,980,113
1.220%, due 07/27/22	10,000,000	9,969,839
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	37,000,000	36,998,871
Erste Finance LLC 0.330%, due 05/04/22	24,000,000	23,998,690
Mitsubishi UFJ Trust & Banking Corp. 0.320%, due 05/05/22	8,000,000	7,999,436
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	3,500,000	3,500,114
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	5,000,000	4,999,353
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,003,050
National Bank of Canada 0.170%, due 05/20/22	4,000,000	3,998,437
0.290%, due 05/18/22	3,604,000	3,602,769
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	4,998,252
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,100
SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,562
Nordea Bank Abp 0.330%, due 07/08/22	4,000,000	3,992,067
1.030%, due 07/21/22	6,000,000	5,984,451
NRW Bank 0.300%, due 05/03/22	5,000,000	4,999,752
0.355%, due 05/06/22	20,000,000	19,997,861
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	4,000,000	3,993,287
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,999,125
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	4,000,000	4,000,000
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,992,138
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,992,637
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	5,000,000

50

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	$5,000,000	$4,997,995
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,011
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	8,000,000	8,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.300%, due 05/06/22	4,100,000	4,099,673
1.016%, due 06/28/22	5,000,000	4,991,333
1.160%, due 07/18/22	10,000,000	9,973,489
1.270%, due 08/04/22	5,000,000	4,982,540
Svenska Handelsbanken AB 0.350%, due 07/11/22	4,000,000	3,991,573
0.360%, due 08/09/22	2,000,000	1,993,075
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,421
Toronto Dominion Bank 0.240%, due 05/05/22	3,000,000	2,999,791
0.310%, due 05/03/22	10,000,000	9,999,582
0.310%, due 05/05/22	7,000,000	6,999,511
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	5,000,000	5,000,000
United Overseas Bank Ltd. 0.165%, due 06/01/22	4,000,000	3,997,221
0.220%, due 05/03/22	3,000,000	2,999,875
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	7,000,000	7,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	4,000,000
1.200%, due 07/26/22	10,000,000	9,970,887
Westpac Banking Corp. 0.195%, due 09/07/22	4,500,000	4,477,435
0.270%, due 10/12/22	4,000,000	3,969,364
Westpac Securities NZ Ltd.
0.280%, due 06/01/22	4,000,000	3,997,202
0.400%, due 07/11/22	3,000,000	2,993,467

		421,742,970

Banking-U.S.—2.1%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,995,494
SOFR + 0.250%, 0.530%, due 05/02/22[1,2]	5,000,000	4,995,790
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	4,000,000	3,998,441
0.370%, due 06/23/22	5,000,000	4,992,720
SOFR + 0.490%, 0.770%, due 05/02/22[1]	5,000,000	5,002,359

	Face Amount	Value
Commercial paper— (concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.160%, due 05/06/22	$3,000,000	$2,999,755
0.310%, due 06/22/22	4,000,000	3,994,804

		30,979,363
Total commercial paper (cost—$703,262,707)		702,964,570

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	55,000,000	55,000,000
Total time deposits (cost—$80,000,000)		80,000,000

Repurchase agreements—36.8%
Repurchase agreement dated 04/01/22 with JP Morgan, OBFR + 0.33%, 0.650% due 06/03/22, collateralized by $1,583,236 various asset-backed convertible bonds, zero coupon to 4.566% due 07/15/24 to 09/15/29; (value—$1,123,489); proceeds: $1,000,524[3]	1,000,000	1,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $29,324,000 various asset-backed convertible bonds zero coupon to 0.375% due 06/15/26 to 12/01/26; (value—$26,750,177); proceeds: $25,019,535)[3]	25,000,000	25,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $144,693,000 U.S. Treasury Bonds, 2.750% to 2.875% due 08/15/47 to 05/15/49 and $214,882,000 U.S. Treasury Notes, 0.250% to 2.875% due 05/15/24 to 09/30/28; (value—$346,800,005); proceeds: $340,008,500	340,000,000	340,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $381,852,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/44 to 02/15/51; (value—$177,480,003); proceeds: $174,003,915	174,000,000	174,000,000
Total repurchase agreements (cost—$540,000,000)		540,000,000
Total investments (cost—$1,468,258,202 which approximates cost for federal income tax purposes)—99.9%		1,467,922,887

Other assets in excess of liabilities—0.1%		1,510,678
Net assets—100.0%		$1,469,433,565

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

51

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$144,958,317	$—	$144,958,317
Commercial paper	—	702,964,570	—	702,964,570
Time deposits	—	80,000,000	—	80,000,000
Repurchase agreements	—	540,000,000	—	540,000,000
Total	$—	$1,467,922,887	$—	$1,467,922,887

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $194,469,082, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

52

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. government agency obligations—38.9%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,996,220
0.070%, due 08/10/22	37,000,000	36,999,903
0.070%, due 08/19/22	40,000,000	39,998,978
SOFR + 0.013%, 0.293%, due 05/02/22[2]	62,000,000	61,999,999
SOFR + 0.025%, 0.305%, due 05/02/22[2]	105,000,000	105,000,000
SOFR + 0.030%, 0.310%, due 05/02/22[2]	63,000,000	63,000,000
SOFR + 0.035%, 0.315%, due 05/02/22[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	40,000,000	40,000,000
SOFR + 0.050%, 0.330%, due 05/02/22[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.335%, due 05/02/22[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.025%, 0.305%, due 05/02/22[2]	127,000,000	126,983,336
SOFR + 0.050%, 0.330%, due 05/02/22[2]	7,000,000	7,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	5,000,000	5,000,000
SOFR + 0.070%, 0.350%, due 05/02/22[2]	18,000,000	18,000,000
Federal Home Loan Bank 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.010%, 0.290%, due 05/02/22[2]	379,000,000	379,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.370%, due 05/02/22[2]	46,000,000	46,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.375%, due 05/02/22[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.380%, due 05/02/22[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.470%, due 05/02/22[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.180%, 0.460%, due 05/02/22[2]	115,000,000	115,000,000
Total U.S. government agency obligations (cost—$1,670,478,436)		1,670,478,436

U.S. Treasury obligations—30.7%
U.S. Cash Management Bill 0.152%, due 05/10/22[3]	78,000,000	77,997,400
0.203%, due 05/17/22[3]	83,000,000	82,993,083
0.279%, due 05/24/22[3]	75,000,000	74,987,396
0.982%, due 08/16/22[3]	46,000,000	45,869,296
1.130%, due 08/30/22[3]	42,000,000	41,845,895

	Face Amount	Value

U.S. Treasury obligations—(concluded)
U.S. Treasury Bills 0.066%, due 05/05/22[3]	$84,000,000	$83,999,545
0.066%, due 05/12/22[3]	85,000,000	84,998,465
0.066%, due 05/19/22[3]	86,000,000	85,997,360
0.072%, due 05/26/22[3]	85,000,000	84,995,977
0.080%, due 08/11/22[3]	35,000,000	34,992,292
0.091%, due 06/02/22[3]	79,000,000	78,993,878
0.107%, due 06/09/22[3]	79,000,000	78,991,244
0.223%, due 07/07/22[3]	78,000,000	77,968,540
0.279%, due 07/14/22[3]	80,000,000	79,955,389
0.371%, due 07/21/22[3]	37,000,000	36,969,989
0.874%, due 07/21/22[3]	43,000,000	42,917,822
0.904%, due 07/28/22[3]	63,000,000	62,864,498
U.S. Treasury Notes 0.125%, due 08/31/22	39,000,000	39,005,672
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22[2]	70,000,000	70,000,000
1.500%, due 09/15/22	53,000,000	53,279,376
Total U.S. Treasury obligations (cost—$1,319,623,117)		1,319,623,117

Repurchase agreements—31.3%
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.440% due 07/28/22, collateralized by $116,258,128 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 02/25/38 to 09/25/54 and $137,656,640 Government National Mortgage Association obligations, 3.500% to 5.510% due 05/20/50 to 01/20/52; (value— $103,000,000); proceeds: $100,035,444[4]	100,000,000	100,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.290% due 05/06/22, collateralized by $302,720,438 Federal National Mortgage Association obligations, 1.500% to 4.500% due 07/01/26 to 06/01/56; (value—$204,000,000); proceeds: $200,046,722[4]	200,000,000	200,000,000
Repurchase agreement dated 04/29/22 with Toronto-Dominion Bank, 0.300% due 05/02/22, collateralized by $188,585 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/15/43 and $126,344,454 Federal National Mortgage Association obligations, 2.000% to 4.000% due 11/25/44 to 08/25/51 and; (value— $102,000,001); proceeds: $100,002,500	100,000,000	100,000,000
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 0.310% due 06/03/22, collateralized by $5,695,000 Federal Home Loan Mortgage Corp. obligations, 1.566% to 3.424% due 06/25/27 to 04/25/32 and $116,101,712 Government National Mortgage Association obligations, 1.500% to 4.000% due 03/20/41 to 10/16/63; (value—$102,000,000); proceeds: $100,025,833[4]	100,000,000	100,000,000

53

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities Americas, Inc., 0.300% due 05/02/22, collateralized by $41,003,199 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/15/40 to 10/25/51 and $232,947,165 Federal National Mortgage Association obligations, zero coupon to 3.500% due 10/25/33 to 02/25/52; (value—$127,500,000); proceeds: $125,003,125	$125,000,000	$125,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $456,021,200 U.S Treasury Bills, zero coupon due 08/02/22 to 08/09/22; (value— $454,920,032); proceeds: $446,008,920	446,000,000	446,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $236,217,504 Federal Home Loan Mortgage Corp. obligations, 1.862% to 6.000% due 01/01/26 to 04/01/52 and $604,308,033 Federal National Mortgage Association obligations, 1.500% to 7.500% due 06/01/27 to 04/01/52; (value—$280,500,000); proceeds: $275,006,875	$275,000,000	$275,000,000
Total repurchase agreements (cost—$1,346,000,000)		1,346,000,000
Total investments (cost—$4,336,101,553 which approximates cost for federal income tax purposes)—100.9%		4,336,101,553

Liabilities in excess of other assets—(0.9)%		(38,423,925)
Net assets—100.0%		$4,297,677,628

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,670,478,436	$—	$1,670,478,436
U.S. Treasury obligations	—	1,319,623,117	—	1,319,623,117
Repurchase agreements	—	1,346,000,000	—	1,346,000,000
Total	$—	$4,336,101,553	$—	$4,336,101,553

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rates shown reflect yield at April 30, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

54

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. Treasury obligations—52.2%
U.S. Cash Management Bill 0.152%, due 05/10/22[1]	$273,000,000	$272,990,900
0.203%, due 05/17/22[1]	264,000,000	263,978,000
0.279%, due 05/24/22[1]	260,000,000	259,956,306
0.676%, due 07/19/22[1]	345,000,000	344,502,912
0.722%, due 07/26/22[1]	333,000,000	332,441,763
0.982%, due 08/16/22[1]	222,000,000	221,369,212
1.084%, due 08/23/22[1]	88,572,000	88,275,911
1.089%, due 08/23/22[1]	131,428,000	130,986,584
1.130%, due 08/30/22[1]	217,000,000	216,203,791
U.S. Treasury Bills 0.066%, due 05/05/22[1]	254,000,000	253,998,624
0.066%, due 05/12/22[1]	252,000,000	251,995,450
0.066%, due 05/19/22[1]	255,000,000	254,992,173
0.072%, due 05/26/22[1]	258,000,000	257,987,788
0.080%, due 08/11/22[1]	107,000,000	106,976,435
0.091%, due 06/02/22[1]	254,000,000	253,980,315
0.107%, due 06/09/22[1]	256,000,000	255,971,627
0.132%, due 06/16/22[1]	256,000,000	255,958,400
0.162%, due 06/23/22[1]	260,000,000	259,939,911
0.223%, due 07/07/22[1]	268,000,000	267,891,907
0.279%, due 07/14/22[1]	267,000,000	266,851,110
0.371%, due 07/21/22[1]	130,000,000	129,894,555
0.386%, due 05/26/22[1]	233,000,000	232,940,973
0.457%, due 06/16/22[1]	353,000,000	352,801,437
0.487%, due 06/23/22[1]	346,000,000	345,760,107
0.614%, due 06/30/22[1]	340,000,000	339,662,880
0.874%, due 07/21/22[1]	218,000,000	217,583,378
0.904%, due 07/28/22[1]	321,000,000	320,309,583
1.399%, due 10/27/22[1]	214,000,000	212,550,388
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.921%, due 05/02/22[2]	614,210,000	614,228,091
3 mo.Treasury money market yield + 0.034%, 0.926%, due 05/02/22[2]	468,575,000	468,586,331
3 mo.Treasury money market yield + 0.035%, 0.927%, due 05/02/22[2]	500,000,000	499,988,613
3 mo.Treasury money market yield + 0.049%, 0.941%, due 05/02/22[2]	852,950,000	853,005,259
3 mo.Treasury money market yield + 0.055%, 0.947%, due 05/02/22[2]	250,000,000	249,999,375
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22 [2]	1,030,000,000	1,030,000,000
0.125%, due 08/31/22	117,000,000	117,017,016
0.789%, due 04/30/24[2]	200,000,000	199,887,630
1.500%, due 09/15/22	156,000,000	156,822,315
1.750%, due 06/15/22	150,000,000	150,304,259
Total U.S. Treasury obligations (cost—$11,308,591,309)		11,308,591,309

	Face Amount	Value

Repurchase agreements—49.2%
Repurchase agreement dated 04/26/22 with Goldman Sachs & Co., 0.300% due 05/03/22, collateralized by $221,624,600 U.S. Treasury Note, 0.750% due 05/31/26; (value—$204,000,050); proceeds: $200,011,667	$200,000,000	$200,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $72,393,000 U.S. Treasury Bill, zero coupon due 05/12/22 to 07/19/22, $216,307,200 U.S. Treasury Bonds, 1.125% to 6.500% due 11/15/26 to 05/15/50 and $688,883,400 U.S. Treasury Notes, 0.125% to 2.880% due 04/30/22 to 12/31/28; (value—$928,200,065); proceeds: $910,022,750	910,000,000	910,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.270% due 05/02/22, collateralized by $3,166,600 U.S. Treasury Bonds, 3.125% to 4.375% due 11/15/39 to 8/15/43, $4,588,600 U.S. Treasury Inflation Index Bonds, 0.625% to 2.375% due 01/15/25 to 02/15/43, $16,196,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/22 to 07/15/26, $4,448,700 U.S. Treasury Notes, 0.125% to 2.750% due 06/30/22 to 08/31/25, $1,500 U.S. Treasury Bills, zero coupon due 05/19/22 to 06/16/22, $87,902,673 U.S. Treasury Bonds STRIPs, zero coupon due 05/15/31 to 05/15/48 and $28,582,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/51; (value— $102,000,000); proceeds: $100,002,250

	100,000,000	100,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $7,819,757,600 U.S. Treasury Notes, 0.125% to 3.125% due 05/31/23 to 11/15/28; (value—$7,830,195,762); proceeds: $,7,830,195,750	7,830,000,000	7,830,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp, 0.240% due 05/02/22, collateralized by $353,754,600 Fixed Income Clearing Corp, zero coupon due 08/02/22; (value—$352,920,093); proceeds: $346,006,920	346,000,000	346,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.280% due 05/02/22, collateralized by $533,436,200 U.S. Treasury Note, 0.250% due 03/15/24; (value—$510,000,057); proceeds: $500,011,667	500,000,000	500,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $101,689,900 U.S. Treasury Bonds, 1.250% to 3.125% due 02/15/43 to 05/15/50; (value—$83,436,001); proceeds: $81,801,841	81,800,000	81,800,000

55

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $110,400 U.S. Treasury Bond, 5.375% due 02/15/31, $5,669,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 01/15/23 to 07/15/29, $88,297,900 U.S. Treasury Notes, 0.125% to 1.875% due 08/31/23 to 02/15/32, $4,820,400 U.S. Treasury Bills, zero coupon due 05/26/22 to 08/18/22 and $15,925,115 U.S. Treasury Bond Strip, zero coupon due 05/15/44; (value—$102,000,000); proceeds: $100,002,500	$100,000,000	$100,000,000
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $56,140,400 U.S. Treasury Bonds, 2.250% to 4.750% due 05/15/39 to 08/15/49, $100,158,000 U.S. Treasury Inflation Index Bonds, 0.125% to 1.375% due 02/15/44 to 02/15/52, $113,777,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/23 to 07/15/30, $177,014,500 U.S. Treasury Notes, 0.125% to 2.875% due 05/31/23 to 05/15/31 and $315,300 U.S. Treasury Bond Principal STRIP, zero coupon due 08/15/22; (value—$510,000,005); proceeds: $500,012,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with Mizuho Securities USA LLC, 0.300% due 05/02/22, collateralized by $104,830,500 U.S. Treasury Notes to 0.375% to 3.000% due 01/31/24 to 05/15/29; (value—$102,000,032); proceeds: $100,002,500	$100,000,000	$100,000,000
Total repurchase agreements (cost—$10,667,800,000)		10,667,800,000
Total investments (cost—$21,976,391,309 which approximates cost for federal income tax purposes)—101.4%		21,976,391,309

Liabilities in excess of other assets—(1.4)%		(295,002,632)
Net assets—100.0%		$21,681,388,677

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,308,591,309	$—	$11,308,591,309
Repurchase agreements	—	10,667,800,000	—	10,667,800,000
Total	$—	$21,976,391,309	$—	$21,976,391,309

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—10.6%
Banking-non-U.S.—9.5%
Bank of Montreal 0.200%, due 07/13/22	$13,000,000	$13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	10,000,000	10,000,000
MUFG Bank Ltd.
SOFR + 0.380%, 0.660%, due 05/02/22[1]	10,000,000	10,000,000
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	12,000,000	12,000,000
SOFR + 0.510%, 0.790%, due 05/02/22[1]	6,000,000	6,001,026
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.440%, 0.720%, due 05/02/22[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.400%, 0.680%, due 05/02/22[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	11,000,000	11,000,000
SOFR + 0.320%, 0.600%, due 05/02/22[1]	10,000,000	10,000,000
Svenska Handelsbanken
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.430%, 0.710%, due 05/02/22[1]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.530%, due 05/02/22	11,000,000	11,000,000

		182,001,026

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 0.730%, due 05/02/22[1]	11,000,000	11,000,000

		21,000,000
Total Certificates of deposit (cost—$203,001,026)		203,001,026

	Face Amount	Value

Commercial paper—62.0%
Asset-backed-miscellaneous—13.7%
Albion Capital Corp. 0.680%, due 05/20/22	$12,000,000	$11,995,920
Antalis SA 0.340%, due 05/05/22	5,000,000	4,999,858
1.150%, due 07/13/22	12,000,000	11,972,400
Atlantic Asset Securitization LLC
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,000,000
Barton Capital SA 0.600%, due 05/05/22	24,000,000	23,998,800
Cancara Asset Securitization LLC 1.100%, due 07/20/22	20,000,000	19,951,722
Fairway Finance Co. LLC 0.300%, due 05/03/22	9,000,000	8,999,925
Gotham Funding Corp. 1.040%, due 07/13/22	14,000,000	13,970,880
1.200%, due 07/22/22	10,000,000	9,973,000
LMA Americas LLC 0.560%, due 05/09/22	9,000,000	8,999,020
1.200%, due 07/22/22	9,000,000	8,975,700
1.220%, due 08/04/22	19,500,000	19,437,882
Old Line Funding LLC
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	10,000,000	9,997,556
Thunder Bay Funding LLC 0.570%, due 06/09/22	9,000,000	8,994,585
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	13,000,000	13,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp. 1.030%, due 07/11/22	14,000,000	13,971,961

		261,239,209

Banking-non-U.S.—45.7%
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	20,000,000	20,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	11,000,000	11,000,000

57

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	$10,000,000	$10,000,000
Barclays Bank PLC 0.530%, due 05/05/22	11,000,000	10,999,514
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	15,000,000	15,000,000
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	12,000,000	11,978,417
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,986,640
0.300%, due 10/21/22	14,000,000	13,979,933
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/22	20,000,000	20,000,000
DBS Bank Ltd. 0.300%, due 06/02/22	10,000,000	9,997,417
0.900%, due 06/23/22	14,000,000	13,981,800
0.970%, due 07/12/22	14,000,000	13,973,217
1.220%, due 07/27/22	14,000,000	13,959,198
DNB Bank ASA 0.290%, due 05/04/22	50,000,000	49,999,194
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	73,000,000	73,000,000
Erste Finance Delaware LLC 0.330%, due 05/02/22	5,000,000	5,000,000
Erste Finance LLC 0.330%, due 05/04/22	64,000,000	63,998,827
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	10,000,000	9,974,544
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	10,000,000	10,000,000
National Bank of Canada 0.175%, due 05/20/22	10,000,000	9,999,125
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,900
Nordea Bank Abp 0.330%, due 07/08/22	13,000,000	12,992,016
1.030%, due 07/21/22	12,000,000	11,972,533
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,875
0.355%, due 05/06/22	50,000,000	49,998,028
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	15,000,000	14,995,500

	Face Amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	$15,000,000	$15,000,000
Royal Bank of Canada
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.016%, due 06/28/22	10,000,000	9,984,167
1.270%, due 08/04/22	10,000,000	9,966,839
Svenska Handelsbanken AB 0.350%, due 07/11/22	13,000,000	12,991,153
0.360%, due 08/09/22	8,000,000	7,992,080
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.240%, due 05/05/22	20,000,000	19,999,600
0.310%, due 05/03/22	10,000,000	9,999,914
0.310%, due 05/05/22	20,000,000	19,999,483
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	10,000,000	10,000,000
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,997,875
0.220%, due 05/03/22	23,000,000	22,999,859
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	11,000,000	11,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	16,000,000	15,988,444
0.270%, due 10/12/22	15,000,000	14,981,663
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	13,000,000	12,996,967
0.400%, due 07/11/22	11,000,000	10,991,444

		871,675,166

Banking-U.S.—2.6%
Collateralized Commercial Paper V Co. LLC
0.200%, due 05/20/22	15,000,000	14,998,500
SOFR + 0.490%, 0.770%, due 05/02/22[1]	10,000,000	10,000,000
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,999,769
0.310%, due 06/22/22	12,000,000	11,994,730

		49,992,999
Total commercial paper (cost—$1,182,907,374)		1,182,907,374

58

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Time deposits—11.2%
Banking-non-U.S.—11.2%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$75,000,000	$75,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	58,000,000	58,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	80,000,000	80,000,000
Total time deposits (cost—$213,000,000)		213,000,000

Repurchase agreements—16.1%
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $10,588,879 various asset-backed convertible bonds zero coupon to 8.750% due 1/15/23 to 12/31/99 and 15,970,458 shares of various equity securities; (value—$26,361,197); proceeds: $25,019,535[3]	25,000,000	25,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $85,577,000 various asset-backed convertible bonds zero coupon to 6.500% due 7/15/24 to 05/01/27 and 8,280 shares of an equity security; (value—$69,550,025); proceeds: $65,050,790[3]	65,000,000	65,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.280% due 05/02/22, collateralized by $25,059,000 various asset-backed convertible bonds 1.375% to 2.750% due 03/17/23 to 04/20/28, $595,000 Federal Farm Credit Bank, 2.070% to 2.940% due 02/23/32 to 01/24/42, $1,924,600 U.S. Treasury Bond, 6.000% due 02/15/26, $13,349,300 U.S. Treasury Inflation Index Notes, 1.250% due 10/15/25 to 07/15/26, $36,099,900 U.S. Treasury Notes, 1.250% due 11/30/26, $29,288,419 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/28 to 11/15/45 and $11,384,900 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/49; (value—$102,242,696); proceeds: 100,002,333

	100,000,000	100,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $55,418,000 asset-backed convertible bonds 5.510% due 07/06/26; (value—$54,000,152); proceeds: $50,001,875	$50,000,000	$50,000,000
Repurchase agreement dated 04/29/22 with Goldman Sachs & Co., 0.300% due 05/02/22, collateralized by $54,858,000 U.S. Treasury Bond, 1.875% due 02/15/51, $24,999,800 U.S. Treasury Notes, 0.125% due 01/15/24, $1,754,051 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/42 to 11/15/48 and $1,064,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/26; (value—$69,258,000); proceeds: $67,901,698	67,900,000	67,900,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$1,906,808,400 which approximates cost for federal income tax purposes)—99.9%		1,906,808,400

Other assets in excess of liabilities—0.1%		1,626,835
Net assets—100.0%		$1,908,435,235

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

59

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$203,001,026	$—	$203,001,026
Commercial paper	—	1,182,907,374	—	1,182,907,374
Time deposits	—	213,000,000	—	213,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$1,906,808,400	$—	$1,906,808,400

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $296,000,000, represented 15.3% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—89.9%
Alaska—2.6%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 0.330%, VRD	$5,250,000	$5,250,000
Series B, 0.370%, VRD	7,635,000	7,635,000
Series C, 0.330%, VRD	9,715,000	9,715,000

		22,600,000

Arizona—1.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 0.320%, VRD	2,610,000	2,610,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 0.320%, VRD	1,965,000	1,965,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 0.320%, VRD	6,250,000	6,250,000

		10,825,000

California—1.1%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 0.390%, VRD	7,900,000	7,900,000
City of Irvine, Assessment District No.03-19, Special Assessment, Series B, 0.320%, VRD	500,000	500,000
City of Modesto Water Revenue, Refunding, COP, Series A, 0.330%, VRD	1,035,000	1,035,000

		9,435,000

Colorado—4.7%
City & County of Denver Co., Refunding, COP, Series A1, 0.320%, VRD	16,000,000	16,000,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.420%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 0.320%, VRD	13,195,000	13,195,000
0.400%, VRD	7,970,000	7,970,000

		41,965,000

	Face Amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 0.450%, VRD	$1,245,000	$1,245,000

District of Columbia—2.4%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 0.450%, VRD	11,000,000	11,000,000
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Series D, 0.420%, VRD	10,000,000	10,000,000

		21,000,000

Florida—2.6%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.430%, VRD	6,300,000	6,300,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 0.320%, VRD	6,000,000	6,000,000
Series C, 0.450%, VRD	400,000	400,000
Series D, 0.330%, VRD	10,000,000	10,000,000

		22,700,000

Illinois—13.1%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 0.460%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 0.490%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority, North Park University, Revenue Bonds 0.460%, VRD	1,440,000	1,440,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 0.420%, VRD	9,110,000	9,110,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 0.440%, VRD	8,300,000	8,300,000
Illinois Finance Authority, OSF Healthcare System, Refunding, Revenue Bonds 0.320%, VRD	3,950,000	3,950,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 0.480%, VRD	6,660,000	6,660,000
0.480%, VRD	8,450,000	8,450,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 0.450%, VRD	$15,000,000	$15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 0.440%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 0.440%, VRD	12,816,000	12,816,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 0.460%, VRD	1,780,000	1,780,000

		115,806,000

Indiana—7.7%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 0.350%, VRD	24,020,000	24,020,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 0.430%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.360%, VRD	17,250,000	17,250,000

		67,670,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 0.430%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 0.310%, VRD	13,950,000	13,950,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 0.440%, VRD	2,370,000	2,370,000

		16,320,000

Massachusetts—1.6%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 0.390%, VRD	700,000	700,000

	Face Amount	Value
Municipal bonds—(continued)
Massachusetts—(concluded)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.410%, VRD	$13,805,000	$13,805,000

		14,505,000

Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 0.400%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 0.450%, VRD	1,210,000	1,210,000

		6,010,000

Mississippi—4.8%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 0.330%, VRD	485,000	485,000
Series A, 0.330%, VRD	5,190,000	5,190,000
Series A, 0.470%, VRD	1,845,000	1,845,000
Series B, 0.330%, VRD	755,000	755,000
Series B, 0.330%, VRD	1,450,000	1,450,000
Series B, 0.330%, VRD	2,245,000	2,245,000
Series B, 0.470%, VRD	600,000	600,000
Series C, 0.330%, VRD	1,475,000	1,475,000
Series C, 0.330%, VRD	1,935,000	1,935,000
Series E, 0.330%, VRD	650,000	650,000
Series F, 0.330%, VRD	7,505,000	7,505,000
Series G, 0.330%, VRD	1,535,000	1,535,000
Series G, 0.330%, VRD	1,990,000	1,990,000
Series G, 0.330%, VRD	8,795,000	8,795,000
Series H, 0.330%, VRD	1,175,000	1,175,000

62

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series L, 0.330%, VRD	$2,100,000	$2,100,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 0.330%, VRD	2,600,000	2,600,000

		42,330,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 0.460%, VRD	10,000,000	10,000,000
Series C-5, 0.370%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 0.450%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 0.310%, VRD	4,600,000	4,600,000
Series C, 0.360%, VRD	2,500,000	2,500,000

		22,300,000

Nebraska—1.1%
Hospital Authority No. 1 of Lancaster County, Bryanlgh Medical Center, Refunding, Revenue Bonds, Series B-1, 0.360%, VRD	10,000,000	10,000,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 0.420%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 0.430%, VRD	635,000	635,000

New York—11.2%
City of New York, GO Bonds,
Subseries B-3, 0.440%, VRD	9,300,000	9,300,000
Subseries L-4, 0.360%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 0.430%, VRD	4,790,000	4,790,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Metropolitan Transportation Authority, Refunding, Revenue Bonds, Subseries 2012G-1-REMK, 0.350%, VRD	$9,450,000	$9,450,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 0.440%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 0.400%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 0.430%, VRD	6,345,000	6,345,000
Series BB-5, 0.330%, VRD	3,125,000	3,125,000
Series DD-2, 0.330%, VRD	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.360%, VRD	19,430,000	19,430,000
Series A-3, 0.350%, VRD	8,675,000	8,675,000
Series C6, 0.460%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 0.410%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 0.430%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.360%, VRD	250,000	250,000
Subseries B-3, 0.340%, VRD	12,990,000	12,990,000

		98,630,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E, 0.320%, VRD	900,000	900,000

Ohio—8.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 0.440%, VRD	9,700,000	9,700,000
Series B-R, 0.440%, VRD	3,015,000	3,015,000

63

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series C-R, 0.440%, VRD	$5,105,000	$5,105,000
County of Montgomery, Premier Health Partners Obligated, Refunding, Revenue Bonds, Series C, 0.350%, VRD	2,600,000	2,600,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 0.410%, VRD	16,500,000	16,500,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series D-1, 0.410%, VRD	3,170,000	3,170,000
Series E, 0.330%, VRD	23,945,000	23,945,000
State of Ohio, GO Bonds,
Series B, 0.380%, VRD	200,000	200,000
Series D, 0.450%, VRD	6,955,000	6,955,000

		71,190,000

Oregon—0.1%
Clackamas County Hospital Facility Authority, Legacy Health Obligated Group, Revenue Bonds, Series B, 0.460%, VRD	1,300,000	1,300,000

Pennsylvania—6.9%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 0.440%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 0.480%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.420%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 0.450%, VRD	5,000,000	5,000,000
Series B-REMK, 0.440%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.420%, VRD	4,550,000	4,550,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.440%, VRD	7,000,000	7,000,000

		61,090,000

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 0.470%, VRD	$735,000	$735,000

Tennessee—1.7%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 0.450%, VRD	4,150,000	4,150,000
Montgomery County Public Building Authority, Tennessee County Loan Pool, Revenue Bonds 0.360%, VRD	3,200,000	3,200,000
0.360%, VRD	7,600,000	7,600,000

		14,950,000

Texas—6.0%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.460%, VRD	14,800,000	14,800,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 0.440%, VRD	3,500,000	3,500,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 0.350%, VRD	600,000	600,000
Series A-2, 0.350%, VRD	425,000	425,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 0.460%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds 0.320%, VRD	3,300,000	3,300,000
Series A, 0.330%, VRD	4,400,000	4,400,000
Subseries A-3, 0.330%, VRD	100,000	100,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 0.420%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 0.450%, VRD	3,070,000	3,070,000
Series C, 0.470%, VRD	9,720,000	9,720,000
0.500%, VRD	640,000	640,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 0.450%, VRD	2,000,000	2,000,000

		52,775,000

64

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Utah—0.4%
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 0.310%, VRD	$3,500,000	$3,500,000
Series D, 0.300%, VRD	310,000	310,000

		3,810,000

Virginia—4.1%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 0.420%, VRD	3,900,000	3,900,000
Series A, 0.430%, VRD	10,990,000	10,990,000
Series D, 0.460%, VRD	14,055,000	14,055,000
Series F, 0.440%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 0.450%, VRD	2,350,000	2,350,000

		36,445,000

Washington—1.1%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.450%, VRD	9,400,000	9,400,000

	Face Amount	Value
Municipal bonds—(concluded)
Wisconsin—1.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 0.350%, VRD	$16,215,000	$16,215,000
Total municipal bonds (cost—$793,961,000)		793,961,000

Tax-exempt commercial paper—5.6%
Florida—1.2%
Florida Local Government Finance Commission 0.450%, due 05/03/22	10,649,000	10,649,000

Minnesota—1.1%
City of Rochester MN 0.850%, due 06/22/22	10,000,000	10,000,000

Texas—3.3%
Board of Regents of the University of Texas System 0.630%, due 05/06/22	25,000,000	25,000,000
City of Garland TX 0.760%, due 05/31/22	4,000,000	4,000,000

		29,000,000
Total tax-exempt commercial paper (cost—$49,649,000)		49,649,000
Total investments (cost—$843,610,000 which approximates cost for federal income tax purposes)—95.5%		843,610,000

Other assets in excess of liabilities—4.5%		40,076,021
Net assets—100.0%		$883,686,021

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$793,961,000	$—	$793,961,000
Tax-exempt commercial paper	—	49,649,000	—	49,649,000
Total	$—	$843,610,000	$—	$843,610,000

At April 30, 2022, there were no transfers in or out of Level 3.

65

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2022 and reset periodically.

See accompanying notes to financial statements.

66

Master Trust

Statement of assets and liabilities

April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$3,458,045,619	$928,258,202	$2,990,101,553	$11,308,591,309	$1,598,908,400	$843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—

Investments, at value
Investments	3,456,226,195	927,922,887	2,990,101,553	11,308,591,309	1,598,908,400	843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—
Cash	1,259,197	1,355,357	2,793,734	115,968,411	1,476,573	63,065,839
Receivable for investments sold	—	—	—	—	—	1,100,156
Receivable for interest and dividends	785,183	154,325	991,775	6,988,123	306,086	298,571
Receivable from affiliate	—	996	—	—	—	—
Total assets	4,937,270,575	1,469,433,565	4,339,887,062	22,099,347,843	1,908,591,059	908,074,566

Liabilities:
Payable for investments purchased	—	—	41,845,895	416,100,187	—	24,324,375
Payable to affiliate	411,588	—	363,539	1,858,979	155,824	64,170
Total liabilities	411,588	—	42,209,434	417,959,166	155,824	24,388,545
Net assets, at value	$4,936,858,987	$1,469,433,565	$4,297,677,628	$21,681,388,677	$1,908,435,235	$883,686,021

See accompanying notes to financial statements.

67

Master Trust

Statement of operations

For the year ended April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$12,627,458	$1,576,029	$6,204,111	$25,425,414	$5,090,277	$763,818
Expenses:
Investment advisory and administration fees	6,444,797	868,059	7,195,438	25,682,458	2,825,638	742,444
Trustees fees	45,173	17,276	48,294	142,050	26,389	16,677
Total expenses	6,489,970	885,335	7,243,732	25,824,508	2,852,027	759,121
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(852,230)	(2,648,633)	(10,383,473)	—	(382,850)
Net expenses	6,489,970	33,105	4,595,099	15,441,035	2,852,027	376,271
Net investment income (loss)	6,137,488	1,542,924	1,609,012	9,984,379	2,238,250	387,547
Net realized gain (loss)	30,020	(14,219)	8,316	2,691	(2)	59
Net change in unrealized appreciation (depreciation)	(2,396,525)	(357,927)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$3,770,983	$1,170,778	$1,617,328	$9,987,070	$2,238,248	$387,606

See accompanying notes to financial statements.

68

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$6,137,488	$25,391,678
Net realized gain (loss)	30,020	(1,170)
Net change in unrealized appreciation (depreciation)	(2,396,525)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	3,770,983	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(3,890,021,125)	(7,719,748,147)
Net increase (decrease) in net assets	(3,886,250,142)	(7,697,644,749)
Net assets:

Beginning of year	8,823,109,129	16,520,753,878
End of year	$4,936,858,987	$8,823,109,129

	ESG Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,542,924	$575,115
Net realized gain (loss)	(14,219)	1,551
Net change in unrealized appreciation (depreciation)	(357,927)	(24,570)
Net increase (decrease) in net assets resulting from operations	1,170,778	552,096
Net increase (decrease) in net assets from beneficial interest transactions	857,754,697	536,344,294
Net increase (decrease) in net assets	858,925,475	536,896,390
Net assets:

Beginning of year	610,508,090	73,611,700
End of year	$1,469,433,565	$610,508,090

	Government Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,609,012	$11,209,051
Net realized gain (loss)	8,316	256,465
Net increase (decrease) in net assets resulting from operations	1,617,328	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(4,526,632,556)	(8,951,448,030)
Net increase (decrease) in net assets	(4,525,015,228)	(8,939,982,514)
Net assets:

Beginning of year	8,822,692,856	17,762,675,370
End of year	$4,297,677,628	$8,822,692,856

See accompanying notes to financial statements.

69

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$9,984,379	$29,139,827
Net realized gain (loss)	2,691	(2)
Net increase (decrease) in net assets resulting from operations	9,987,070	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(11,003,789,356)	(2,157,669,635)
Net increase (decrease) in net assets	(10,993,802,286)	(2,128,529,810)
Net assets:

Beginning of year	32,675,190,963	34,803,720,773
End of year	$21,681,388,677	$32,675,190,963

	Prime CNAV Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$2,238,250	$12,383,882
Net realized gain (loss)	(2)	13,975
Net increase (decrease) in net assets resulting from operations	2,238,248	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(2,543,210,434)	(3,058,221,326)
Net increase (decrease) in net assets	(2,540,972,186)	(3,045,823,469)
Net assets:

Beginning of year	4,449,407,421	7,495,230,890
End of year	$1,908,435,235	$4,449,407,421

	Tax-Free Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$387,547	$598,064
Net realized gain (loss)	59	—
Net increase (decrease) in net assets resulting from operations	387,606	598,064
Net increase (decrease) in net assets from beneficial interest transactions	69,072,966	(1,759,955,281)
Net increase (decrease) in net assets	69,460,572	(1,759,357,217)
Net assets:

Beginning of year	814,225,449	2,573,582,666
End of year	$883,686,021	$814,225,449

See accompanying notes to financial statements.

70

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[1]	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of year (000’s)	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

71

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[1]	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of year (000’s)	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

73

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[1]	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of year (000’s)	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

74

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[1]	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of year (000’s)	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

75

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[1]	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of year (000’s)	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

76

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

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Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or

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other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2022, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/ or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

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Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$411,588
ESG Prime Master Fund	(996)
Government Master Fund	363,539
Treasury Master Fund	1,858,979
Prime CNAV Master Fund	155,824
Tax-Free Master Fund	64,170

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During

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the period ended April 30, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,648,633
Treasury Master Fund	10,383,473
Tax-Free Master Fund	382,850

For the Period May 1, 2021 to March 31, 2022, UBS AM voluntarily waived 0.10% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10%. For the period April 1, 2022 to April 30, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended April 30, 2022, UBS AM voluntarily waived $852,230 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a former board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, which resulted in him being an interested trustee of the Trust. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, Tax-Free Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value $23,390,061.

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by Tax-Free Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$3,073,650,718	$9,072,253,790
Withdrawals	(6,963,671,843)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(3,890,021,125)	$(7,719,748,147)

ESG Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$2,338,578,556	$1,132,688,561
Withdrawals	(1,480,823,859)	(596,344,267)
Net increase (decrease) in beneficial interest	$857,754,697	$536,344,294

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Master Trust

Notes to financial statements

Government Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$118,340,152,475	$47,491,220,565
Withdrawals	(122,866,785,031)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(4,526,632,556)	$(8,951,448,030)

Treasury Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$56,066,375,618	$54,430,506,105
Withdrawals	(67,070,164,974)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(11,003,789,356)	$(2,157,669,635)

Prime CNAV Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$968,414,610	$5,114,679,407
Withdrawals	(3,511,625,044)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(2,543,210,434)	$(3,058,221,326)

Tax-Free Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$807,236,613	$402,602,443
Withdrawals	(738,163,647)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$69,072,966	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$151,105
Gross unrealized depreciation	(1,970,529)
Net unrealized appreciation/(depreciation)	$(1,819,424)

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Notes to financial statements

ESG Prime Master Fund

Gross unrealized appreciation	$20,598
Gross unrealized depreciation	(355,913)
Net unrealized appreciation/(depreciation)	$(335,315)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily began waiving Government Master Fund’s management fee of 0.10% until July 31, 2022.

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Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
ESG Prime Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

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Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since January 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

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UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

88

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019- 2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM—Americas region since January 2022 (prior to which he was secretary (from 2004 until January 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

89

UBS Institutional/Reserves Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk from 2020 to 2022 (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since June 2022) prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

90

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S127

UBS Investor Funds

Annual Report  |  April 30, 2022

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select ESG Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

June 10, 2022

Dear Shareholder,

We present you with the annual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the 12 months ended April 30, 2022 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) raised the federal funds rate in March 2022 from a range between 0.00% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the year. As a result, the yields on a number of short-term investments moved higher—as did many of the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.05% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Select ESG Prime Investor Fund: 0.13% on April 30, 2022, versus 0.01% on April 30, 2021.

•	UBS Select Government Investor Fund: 0.01% on both April 30, 2022, and April 30, 2021.

•	UBS Select Treasury Investor Fund: 0.01% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Prime Investor Fund: 0.05% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Tax-Free Investor Fund: 0.01% on April 30, 2022, versus 0.01% as of April 30, 2021.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain issues,

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and

the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund— August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Investor Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio manager:

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

and central bank monetary policy tightening. Later in the reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was -1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Fed react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25% and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank was also to begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1, 2022 (quantitative tightening).

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12 month review period. When the reporting period began, the Master Fund had a WAM of 49 days. By the end of the period on April 30, 2022, the Master Fund’s WAM was 21 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we increased the Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocations to commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the ESG Prime Master Fund in which UBS Select ESG Prime Investor Fund invests was 51 days when the reporting period began. At period-end on April 30, 2022, it was 17 days. At the security level, we increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. In contrast, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 34 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30, 2022, it was 22 days. At the security level, we increased the Master Fund’s exposures to repurchase agreements and US government agency obligations. Conversely, we reduced its allocation to US Treasury obligations.

2

UBS Investor Funds

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 43 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 23 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 53 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 22 days. Over the review period, we increased the Master Fund’s exposures to time deposits, repurchase agreements and certificates of deposit. Conversely, we decreased its exposure to commercial paper.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was 10 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 6 days. Over the review period, we reduced the Master Fund’s exposure to tax-exempt commercial paper and, to a small extent, to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, the UBS Investor Series of Funds are expected to be affected by the decision to close the Funds to new investments. Please see the prospectus supplement dated May 31, 2022, for more information regarding that change.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

3

UBS Investor Funds

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value April 30, 2022[2]	Expenses paid during period 11/01/21 to 04/30/22[3]	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$999.80	$1.10	0.22%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	1.11	0.22

UBS Select ESG Prime Investor Fund
Actual	$1,000.00	$999.80	$0.90	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.91	0.18

UBS Select Government Investor Fund
Actual	$1,000.00	$1,000.00	$0.55	0.11%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.56	0.11

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,000.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.71	0.14

UBS Prime Investor Fund
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	1.06	0.21

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,000.00	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.05%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.05
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.06)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.06)
Weighted average maturity[2]	21 days

Table footnotes are on page 9

UBS Select ESG Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.13%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.13
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(6.64)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(6.42)
Weighted average maturity[2]	17 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, your shares of UBS Select Prime Investor and UBS Select ESG Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s and UBS Select ESG Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited) (continued)

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.32)
Weighted average maturity[2]	22 days

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.14)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.14)
Weighted average maturity[2]	23 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Investor Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.05%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.05
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.03)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.03)
Weighted average maturity[2]	22 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.18)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.19)
Weighted average maturity[2]	6 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Investor Funds

Statement of assets and liabilities

April 30, 2022

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund	UBS Select Government Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$855,606,171	$4,169,087	$325,767,877

Investments in Master Fund, at value	855,681,119	4,172,459	325,767,877
Receivable from affiliate	—	19,356	—
Other assets	18,485	11,903	27,277
Total assets	855,699,604	4,203,718	325,795,154

Liabilities:
Dividends payable to shareholders	22,621	197	2,800
Payable to affiliate	238,602	—	32,514
Accrued expenses and other liabilities	82,740	40,001	54,125
Total liabilities	343,963	40,198	89,439
Net assets	$855,355,641	$4,163,520	$325,705,715
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$855,280,692	$4,170,513	$325,715,429
Distributable earnings (accumulated losses)	74,949	(6,993)	(9,714)
Net assets	$855,355,641	$4,163,520	$325,705,715
Shares outstanding	855,443,171	4,166,464	325,715,429
Net asset value per share	$0.9999	$0.9993	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

10

UBS Investor Funds

Statement of assets and liabilities

April 30, 2022

	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$839,297,698	$529,177,333	$61,358,981

Investments in Master Fund, at value	839,297,698	529,177,333	61,358,981
Other assets	16,213	20,843	9,881
Total assets	839,313,911	529,198,176	61,368,862

Liabilities:
Dividends payable to shareholders	7,209	10,729	530
Payable to affiliate	188,786	150,633	9,127
Accrued expenses and other liabilities	66,624	56,803	46,929
Total liabilities	262,619	218,165	56,586
Net assets	$839,051,292	$528,980,011	$61,312,276
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$839,051,609	$528,979,994	$61,312,269
Distributable earnings (accumulated losses)	(317)	17	7
Net assets	$839,051,292	$528,980,011	$61,312,276
Shares outstanding	839,051,609	528,979,994	61,312,269
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements

11

UBS Investor Funds

Statement of operations

For the year ended April 30, 2022

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund	UBS Select Government Investor Fund
Investment income:
Interest income allocated from Master Fund	$2,266,722	$9,452	$382,690
Expenses allocated from Master Fund	(1,168,064)	(6,350)	(426,874)
Expense waiver allocated from Master Fund	—	6,233	153,037
Net investment income allocated from Master Fund	1,098,658	9,335	108,853
Expenses:
Administration fees	1,166,799	6,356	426,639
Service and distribution fees	4,087,599	22,282	1,494,080
Transfer agency fees	140,881	495	42,107
Accounting fees	8,133	8,222	8,010
Trustees’ fees	22,179	15,870	18,371
Professional fees	59,068	67,473	57,562
Reports and notices to shareholders	49,766	7,802	8,123
State registration fees	28,621	26,662	50,674
Insurance fees	17,014	99	5,647
Other expenses	42,377	37,184	35,330
	5,622,437	192,445	2,146,543
Fee waivers and/or expense reimbursements by administrator and distributor	(4,656,016)	(183,940)	(2,080,378)
Net expenses	966,421	8,505	66,165
Net investment income (loss)	132,237	830	42,688
Net realized gain (loss) allocated from Master Fund	5,373	(66)	483
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(424,561)	(1,873)	—
Net increase (decrease) in net assets resulting from operations	$(286,951)	$(1,109)	$43,171

See accompanying notes to financial statements and the attached Master Trust financial statements

12

UBS Investor Funds

Statement of operations

For the year ended April 30, 2022

	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund
Investment income:
Interest income allocated from Master Fund	$1,030,580	$1,348,104	$77,177
Expenses allocated from Master Fund	(1,067,475)	(743,646)	(88,136)
Expense waiver allocated from Master Fund	435,164	—	47,137
Net investment income allocated from Master Fund	398,269	604,458	36,178
Expenses:
Administration fees	1,067,303	742,857	88,096
Service and distribution fees	3,737,640	2,602,416	308,434
Transfer agency fees	101,774	85,421	8,768
Accounting fees	8,010	8,011	8,222
Trustees’ fees	21,627	20,009	16,350
Professional fees	58,740	57,318	49,959
Reports and notices to shareholders	24,991	27,609	6,024
State registration fees	58,199	50,667	33,492
Insurance fees	12,620	11,365	1,078
Other expenses	37,429	17,546	9,021
	5,128,333	3,623,219	529,444
Fee waivers and/or expense reimbursements by administrator and distributor	(4,836,853)	(3,099,379)	(502,123)
Net expenses	291,480	523,840	27,321
Net investment income (loss)	106,789	80,618	8,857
Net realized gain (loss) allocated from Master Fund	153	—	7
Net increase (decrease) in net assets resulting from operations	$106,942	$80,618	$8,864

See accompanying notes to financial statements and the attached Master Trust financial statements

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$132,237	$697,069
Net realized gain (loss) allocated from Master Fund	5,373	(246)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(424,561)	(632,911)
Net increase (decrease) in net assets resulting from operations	(286,951)	63,912
Total distributions	(136,991)	(724,803)
Net increase (decrease) in net assets from beneficial interest transactions	(696,191,450)	(2,245,734,378)
Net increase (decrease) in net assets	(696,615,392)	(2,246,395,269)
Net assets:

Beginning of year	1,551,971,033	3,798,366,302
End of year	$855,355,641	$1,551,971,033

	UBS Select ESG Prime Investor Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$830	$5,445
Net realized gain (loss) allocated from Master Fund	(66)	255
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(1,873)	(6,536)
Net increase (decrease) in net assets resulting from operations	(1,109)	(836)
Total distributions	(830)	(19,841)
Net increase (decrease) in net assets from beneficial interest transactions	(3,603,281)	(11,992,582)
Net increase (decrease) in net assets	(3,605,220)	(12,013,259)
Net assets:

Beginning of year	7,768,740	19,781,999
End of year	$4,163,520	$7,768,740

See accompanying notes to financial statements and the attached Master Trust financial statements

14

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$42,688	$78,385
Net realized gain (loss) allocated from Master Fund	483	17,958
Net increase (decrease) in net assets resulting from operations	43,171	96,343
Total distributions	(53,731)	(97,079)
Net increase (decrease) in net assets from beneficial interest transactions	(201,150,574)	(651,616,183)
Net increase (decrease) in net assets	(201,161,134)	(651,616,919)
Net assets:

Beginning of year	526,866,849	1,178,483,768
End of year	$325,705,715	$526,866,849

	UBS Select Treasury Investor Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$106,789	$175,840
Net realized gain (loss) allocated from Master Fund	153	—
Net increase (decrease) in net assets resulting from operations	106,942	175,840
Total distributions	(107,259)	(175,840)
Net increase (decrease) in net assets from beneficial interest transactions	(456,757,947)	(1,360,406,136)
Net increase (decrease) in net assets	(456,758,264)	(1,360,406,136)
Net assets:

Beginning of year	1,295,809,556	2,656,215,692
End of year	$839,051,292	$1,295,809,556

See accompanying notes to financial statements and the attached Master Trust financial statements

15

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$80,618	$532,053
Net realized gain (loss) allocated from Master Fund	—	3,688
Net increase (decrease) in net assets resulting from operations	80,618	535,741
Total distributions	(84,289)	(554,330)
Net increase (decrease) in net assets from beneficial interest transactions	(476,763,641)	(1,394,082,958)
Net increase (decrease) in net assets	(476,767,312)	(1,394,101,547)
Net assets:

Beginning of year	1,005,747,323	2,399,848,870
End of year	$528,980,011	$1,005,747,323

	UBS Tax-Free Investor Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$8,857	$16,568
Net realized gain (loss) allocated from Master Fund	7	—
Net increase (decrease) in net assets resulting from operations	8,864	16,568
Total distributions	(8,857)	(16,568)
Net increase (decrease) in net assets from beneficial interest transactions	(43,142,980)	(215,130,467)
Net increase (decrease) in net assets	(43,142,973)	(215,130,467)
Net assets:

Beginning of year	104,455,249	319,585,716
End of year	$61,312,276	$104,455,249

See accompanying notes to financial statements and the attached Master Trust financial statements

16

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.0003	$1.0005	$1.0002	$1.0001	$1.0002
Net investment income (loss)	0.0001	0.0002	0.0155	0.0193	0.0099
Net realized and unrealized gain (loss)	(0.0004)	(0.0002)	0.0003	0.0001	(0.0001)
Net increase (decrease) from operations	(0.0003)	0.0000 [1]	0.0158	0.0194	0.0098
Dividends from net investment income	(0.0001)	(0.0002)	(0.0155)	(0.0193)	(0.0099)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0001)	(0.0002)	(0.0155)	(0.0193)	(0.0099)
Net asset value, end of year	$0.9999	$1.0003	$1.0005	$1.0002	$1.0001
Total investment return[2]	(0.03)%	0.00%	1.59%	1.96%	0.99%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.58%	0.57%	0.57%	0.63%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.27%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.01%	0.03%	1.52%	2.02%	1.06%
Supplemental data:
Net assets, end of year (000’s)	$855,356	$1,551,971	$3,798,366	$2,941,321	$707,025

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements

17

UBS Select ESG Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Net asset value, beginning of period	$0.9996	$1.0007	$1.0000
Net investment income (loss)	0.0002	0.0002	0.0029
Net realized gain (loss)	(0.0003)	(0.0002)	0.0007
Net increase (decrease) from operations	(0.0001)	—	0.0036
Dividends from net investment income	(0.0002)	(0.0002)	(0.0029)
Distributions from net realized gains	—	(0.0009)	—
Total dividends and distributions	(0.0002)	(0.0011)	(0.0029)
Net asset value, end of period	$0.9993	$0.9996	$1.0007
Total investment return[2]	(0.01)%	0.00%	0.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	3.01%	1.45%	3.58%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.13%	0.21%	0.35%[4]
Net investment income (loss)[3]	0.01%	0.03%	0.81%[4]
Supplemental data:
Net assets, end of period (000’s)	$4,164	$7,769	$19,782

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements

18

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	1.39%	1.74%	0.74%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.60%	0.59%	0.58%	0.62%	0.76%
Expenses after fee waivers and/or expense reimbursements[3]	0.08%	0.19%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.01%	0.01%	1.27%	1.81%	0.77%
Supplemental data:
Net assets, end of year (000’s)	$325,706	$526,867	$1,178,484	$569,581	$134,423

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements

19

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.014	0.017	0.007
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Distributions from net realized gains	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.017)	(0.007)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	1.35%	1.74%	0.73%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.58%	0.58%	0.57%	0.58%	0.63%
Expenses after fee waivers and/or expense reimbursements[3]	0.09%	0.18%	0.44%	0.45%	0.45%
Net investment income (loss)[3]	0.01%	0.01%	1.21%	1.81%	0.78%
Supplemental data:
Net assets, end of year (000’s)	$839,051	$1,295,810	$2,656,216	$1,239,535	$435,888

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements

20

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.015	0.019	0.010
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.015	0.019	0.010
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.015)	(0.019)	(0.010)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.015)	(0.019)	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.03%	1.54%	1.91%	0.97%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.59%	0.58%	0.57%	0.58%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.17%	0.27%	0.45%	0.45%	0.45%
Net investment income (loss)[3]	0.01%	0.03%	1.48%	1.98%	1.04%
Supplemental data:
Net assets, end of year (000’s)	$528,980	$1,005,747	$2,399,849	$1,516,370	$368,536

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements

21

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.009	0.010	0.006
Net realized gain (loss)	0.000 [1]	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.009	0.010	0.006
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.010)	(0.006)
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.010)	(0.006)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.89%	1.03%	0.56%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.70%	0.64%	0.64%	0.63%	0.80%
Expenses after fee waivers and/or expense reimbursements[3]	0.08%	0.12%	0.43%	0.45%	0.45%
Net investment income (loss)[3]	0.01%	0.01%	0.83%	1.02%	0.63%
Supplemental data:
Net assets, end of year (000’s)	$61,312	$104,455	$319,586	$188,615	$123,642

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements

22

UBS Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select ESG Prime Investor Fund (“ESG Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, ESG Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016, Government Investor Fund commenced operations on August 17, 2016 and ESG Prime Investor Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (17.33% for Prime Investor Fund, 0.28% for ESG Prime Investor Fund, 7.58% for Government Investor Fund, 3.87% for Treasury Investor Fund, 27.73% for Prime CNAV Investor Fund and 6.94% for Tax-Free Investor Fund at April 30, 2022).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Investor Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund and ESG Prime Investor Fund calculate their net asset values to four decimals (e.g., $1.0000) using market-based pricing and expect that their share prices will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund or ESG Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2022, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To

24

UBS Investor Funds

Notes to financial statements

the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At April 30, 2022, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$74,670
ESG Prime Investor Fund	389
Government Investor Fund	30,986
Treasury Investor Fund	73,621
Prime CNAV Investor Fund	46,345
Tax-Free Investor Fund	5,391

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2022 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.50%.

At April 30, 2022, UBS AM owed the Funds, and for the period ended April 30, 2022, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$54,847	$997,940
ESG Prime Investor Fund	20,913	166,976
Government Investor Fund	31,015	441,159
Treasury Investor Fund	47,850	848,295
Prime CNAV Investor Fund	23,854	650,329
Tax-Free Investor Fund	8,563	174,647

25

UBS Investor Funds

Notes to financial statements

UBS AM may recoup from each fund any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At April 30, 2022, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Total fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025
Prime Investor Fund	$4,551,287	$2,474,806	$2,075,483	$997,940
ESG Prime Investor Fund	428,674	70,511	187,862	166,976
Government Investor Fund	1,790,642	650,865	698,618	441,159
Treasury Investor Fund	3,558,628	1,249,025	1,461,308	848,295
Prime CNAV Investor Fund	3,384,183	1,415,924	1,317,930	650,329
Tax-Free Investor Fund	687,228	274,670	237,911	174,647

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2022, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
ESG Prime Investor Fund	0.25	0.10
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

At April 30, 2022, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$261,341
ESG Prime Investor Fund	1,363
Government Investor Fund	177,934
Treasury Investor Fund	257,675
Prime CNAV Investor Fund	162,210
Tax-Free Investor Fund	18,876

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) do not exceed 0.45%.

26

UBS Investor Funds

Notes to financial statements

At April 30, 2022, UBS AM—US owed the Funds and for the period ended April 30, 2022 UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived by UBS AM—US
Prime Investor Fund	$37,337	$583,943
ESG Prime Investor Fund	189	3,183
Government Investor Fund	14,261	213,440
Treasury Investor Fund	36,820	533,949
Prime CNAV Investor Fund	23,172	371,773
Tax-Free Investor Fund	2,692	44,063

UBS AM and UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2022, UBS AM and UBS AM—US owed the Funds and for the year ended April 30, 2022, UBS AM and UBS AM—US voluntarily waived/reimbursed the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM and UBS AM—US	Amounts waived by UBS AM and UBS AM—US
Prime Investor Fund	$5,225	$3,074,133
ESG Prime Investor Fund	6	13,781
Government Investor Fund	131,130	1,425,779
Treasury Investor Fund	57,840	3,454,609
Prime CNAV Investor Fund	10,896	2,077,277
Tax-Free Investor Fund	3,885	283,413

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

These amounts owed by or owed to UBS AM or UBS AM—US are shown at a net level on the statement of assets and liabilities.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2022 and April 30, 2021 were as follows:

Prime Investor Fund

	For the year ended April 30, 2022:
	Shares	Amount
Shares sold	282,901,314	$282,942,035
Shares repurchased	(979,078,754)	(979,253,388)
Dividends reinvested	119,887	119,903
Net increase (decrease)	(696,057,553)	$(696,191,450)

27

UBS Investor Funds

Notes to financial statements

Prime Investor Fund (continued)

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	1,088,859,820	$1,089,390,127
Shares repurchased	(3,335,552,933)	(3,336,903,321)
Dividends reinvested	1,777,934	1,778,816
Net increase (decrease)	(2,244,915,179)	$(2,245,734,378)

ESG Prime Investor Fund

	For the year ended April 30, 2022:
	Shares	Amount
Shares sold	163,753	$163,651
Shares repurchased	(3,769,444)	(3,767,599)
Dividends reinvested	667	667
Net increase (decrease)	(3,605,024)	$(3,603,281)

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	27,797,264	$27,814,235
Shares repurchased	(39,815,242)	(39,829,053)
Dividends reinvested	22,224	22,236
Net increase (decrease)	(11,995,754)	$(11,992,582)

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the years ended April 30,
	2022	2021
Shares sold	122,694,261	272,618,031
Shares repurchased	(323,897,606)	(924,336,383)
Dividends reinvested	52,771	102,169
Net increase (decrease) in shares outstanding	(201,150,574)	(651,616,183)

Treasury Investor Fund

	For the years ended April 30,
	2022	2021
Shares sold	454,809,354	1,390,351,119
Shares repurchased	(911,671,626)	(2,750,929,236)
Dividends reinvested	104,325	171,981
Net increase (decrease) in shares outstanding	(456,757,947)	(1,360,406,136)

28

UBS Investor Funds

Notes to financial statements

Prime CNAV Investor Fund

	For the years ended April 30,
	2022	2021
Shares sold	91,673,591	836,959,901
Shares repurchased	(568,514,242)	(2,232,253,596)
Dividends reinvested	77,010	1,210,737
Net increase (decrease) in shares outstanding	(476,763,641)	(1,394,082,958)

Tax-Free Investor Fund

	For the years ended April 30,
	2022	2021
Shares sold	66,668,783	110,471,991
Shares repurchased	(109,820,373)	(325,632,739)
Dividends reinvested	8,610	30,281
Net increase (decrease) in shares outstanding	(43,142,980)	(215,130,467)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows:

	2022			2021
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$136,991	$—	$—	$724,803	$—
UBS Select ESG Prime Investor Fund	—	830	—	—	19,841	—
UBS Select Government Investor Fund	—	53,649	82	—	97,079	—
UBS Select Treasury Investor Fund	—	106,789	470	—	175,840	—
UBS Prime Investor Fund	—	84,289	—	—	554,330	—
UBS Tax-Free Investor Fund	8,857	—	—	16,568	—	—

29

UBS Investor Funds

Notes to financial statements

At April 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Investor Fund	$—	$22,623	$—	$—	$74,947	(22,621)	$74,949
UBS Select ESG Prime Investor Fund	—	479	—	(66)	3,372	(10,778)	(6,993)
UBS Select Government Investor Fund	—	2,640	—	—	—	(12,354)	(9,714)
UBS Select Treasury Investor Fund	—	7,209	—	(317)	—	(7,209)	(317)
UBS Prime Investor Fund	—	10,746	—	—	—	(10,729)	17
UBS Tax-Free Investor Fund	530	—	7	—	—	(530)	7

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2022, the following Fund had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS Select ESG Prime Investor Fund	$66	$—	$66

During the fiscal year ended April 30, 2022, the following Fund had capital loss carryforwards utilized:

Capital loss carryforwards utilized
UBS Select Prime Investor Fund	$246

Qualified late year ordinary losses and post-October capital losses are deemed to arise on the first business day of a Fund’s next taxable year. For the fiscal year ended April 30, 2022, the following Fund incurred and elected to defer post-October loss of the following:

		Post October capital loss
Fund	Late year ordinary loss	Short-term losses	Long-term losses
UBS Select Treasury Investor Fund	$—	$317	$—

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective June 6, 2022, the Funds ceased paying distribution fees of 0.25% of average net assets under the plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. In addition, at the recommendation of UBS AM, the Board has determined to close the Funds to new investments, including new

30

UBS Investor Funds

Notes to financial statements

investors, additional purchases from existing investors and purchases for exchange from other funds. Automatic reinvestment of dividends by existing shareholders will continue during this closure, and shareholders will continue to be able to exchange or redeem their shares in accordance with the policies in the Prospectus.
Effective beginning May 9, 2022, UBS AM voluntarily started waiving its 0.10% master fund level fee in order to voluntarily reduce UBS Select Government Investor Fund’s expenses by 0.10% until July 31, 2022.

31

UBS Investor Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund (collectively referred to as the “Funds”), (six of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2022, and the results of their operations, the changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Prime Investor Fund UBS Tax-Free Investor Fund UBS Select Government Investor Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
UBS Select ESG Prime Investor Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

32

UBS Investor Funds

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

33

UBS Investor Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Investor Fund invests) and for Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on the Funds’ Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains:

Fund	Qualified interest income	Qualified short term capital gains
Prime Investor Fund	$59,484	$2,140
ESG Prime Investor Fund	398	—
Government Investor Fund	42,688	10,961
Treasury Investor Fund	101,421	—
Prime CNAV Investor Fund	36,223	1,657

34

Master Trust

Annual Report  |  April 30, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value April 30, 2022	Expenses paid during period 11/01/21 to 04/30/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.00	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.05	0.01

Government Master Fund
Actual	$1,000.00	$1,000.20	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

Treasury Master Fund
Actual	$1,000.00	$1,000.40	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.50	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	6.9
Singapore	5.8
Australia	4.0
Sweden	3.9
Total	37.9%

Portfolio composition[2]
Commercial paper	53.1%
Repurchase agreements	30.0
Certificates of deposit	11.6
Time deposits	5.3
Other assets in excess of liabilities	0.0 †
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.1%
Canada	6.7
Singapore	6.1
Japan	5.4
France	4.9
Total	48.2%

Portfolio composition[2]
Commercial paper	47.8%
Repurchase agreements	36.8
Certificates of deposit	9.9
Time deposits	5.4
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Government Master Fund
Characteristics
Weighted average maturity[1]	22 days

Portfolio composition[2]
U.S. government agency obligations	38.9%
Repurchase agreements	31.3
U.S. Treasury obligations	30.7
Liabilities in excess of other assets	(0.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	23 days

Portfolio composition[2]
U.S. Treasury obligations	52.2%
Repurchase agreements	49.2
Liabilities in excess of other assets	(1.4)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.7%
Canada	10.4
Singapore	8.3
France	6.2
Sweden	5.4
Total	55.0%

Portfolio composition[2]
Commercial paper	62.0%
Repurchase agreements	16.1
Time deposits	11.2
Certificates of deposit	10.6
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds	89.9%
Tax-exempt commercial paper	5.6
Other assets in excess of liabilities	4.5
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—11.6%
Banking-non-U.S.—10.5%
Bank of Montreal 0.200%, due 07/13/22	$19,000,000	$18,967,939
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	25,000,000	25,010,362
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,799,814
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	24,998,459
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	25,000,000	24,988,150
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,998,035
SOFR + 0.480%, 0.760%, due 05/02/22[1]	32,000,000	32,014,655
SOFR + 0.510%, 0.790%, due 05/02/22[1]	20,000,000	20,009,568
Norinchukin Bank 0.250%, due 05/09/22	24,000,000	23,998,290
SOFR + 0.370%, 0.650%, due 05/02/22[1]	50,000,000	50,006,765
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	19,000,000	19,007,888
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	25,008,385
Sumitomo Mitsui Banking Corp.
SOFR + 0.500%, 0.780%, due 05/02/22[1]	20,000,000	20,011,659
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	27,000,000	26,986,861
SOFR + 0.320%, 0.600%, due 05/02/22[1]	25,000,000	24,999,536
Svenska Handelsbanken
SOFR + 0.250%, 0.530%, due 05/02/22[1]	20,000,000	19,973,169
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,996,619
SOFR + 0.430%, 0.710%, due 05/02/22[1]	26,000,000	26,002,792
Toronto Dominion Bank 0.530%, due 05/02/22	27,000,000	26,959,179
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	25,000,000	25,000,000

		516,738,125

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,994,977

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.450%, 0.730%, due 05/02/22[1]	$31,000,000	$31,014,078

		56,009,055
Total certificates of deposit (cost—$572,977,475)		572,747,180

Commercial paper—53.1%
Asset-backed-miscellaneous—15.2%
Albion Capital Corp. 0.680%, due 05/20/22	35,000,000	34,985,504
Antalis SA 1.150%, due 07/13/22	32,000,000	31,924,667
Barton Capital SA 0.600%, due 05/05/22	62,000,000	61,995,826
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	50,000,000	49,863,903
Fairway Finance Co. LLC 0.300%, due 05/03/22	22,000,000	21,999,113
Gotham Funding Corp. 1.040%, due 07/13/22	38,000,000	37,905,396
LMA Americas LLC 0.230%, due 05/06/22	32,000,000	31,997,387
0.560%, due 05/09/22	23,000,000	22,996,786
0.960%, due 06/17/22	25,000,000	24,969,613
1.200%, due 07/22/22	24,000,000	23,930,448
1.200%, due 07/26/22	41,000,000	40,870,312
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	42,000,000	42,000,000
0.570%, due 06/10/22	25,000,000	24,984,563
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,002
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	41,000,000	41,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	25,000,000	24,991,489
Thunder Bay Funding LLC 0.570%, due 06/09/22	22,000,000	21,986,763
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	32,000,000	32,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	40,000,000	40,000,000
Victory Receivables Corp. 0.960%, due 06/22/22	25,000,000	24,961,750
1.030%, due 07/11/22	38,000,000	37,908,766

		748,272,288

Banking-non-U.S.—36.0%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	31,000,000	30,878,356

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	$27,000,000	$26,962,038
SOFR + 0.500%, 0.780%, due 05/02/22[1]	26,000,000	26,013,869
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	41,000,000	40,997,260
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	28,000,000	27,982,417
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,013,681
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,000,000
Banque et Caisse d Epargne de I Etat 0.930%, due 07/07/22	37,450,000	37,378,867
Barclays Bank PLC 1.020%, due 06/22/22	40,000,000	39,943,840
BNZ International Funding Ltd. 0.300%, due 07/01/22	30,000,000	29,950,755
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	33,000,000	32,988,262
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	28,000,000	27,715,305
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,810,272
0.300%, due 10/21/22	31,000,000	30,736,285
DBS Bank Ltd. 0.300%, due 06/02/22	24,000,000	23,982,456
0.300%, due 06/03/22	30,000,000	29,977,250
0.900%, due 06/23/22	40,000,000	39,944,572
0.970%, due 07/12/22	25,000,000	24,944,757
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	170,000,000	169,994,815
Erste Finance Delaware LLC 0.330%, due 05/02/22	18,000,000	17,999,466
Erste Finance LLC 0.330%, due 05/04/22	140,000,000	139,992,359
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	25,000,000	24,933,375
Mizuho Bank Ltd. 0.260%, due 05/10/22	15,000,000	14,997,502
0.280%, due 05/18/22	30,000,000	29,989,281
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	28,000,000	28,000,910
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	25,000,000	24,996,767
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	26,000,000	26,013,219
National Bank of Canada 0.175%, due 05/20/22	21,000,000	20,991,793
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	25,000,000	25,000,000

	Face Amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Nationwide Building Society 0.360%, due 05/03/22	$15,000,000	$14,999,343
Nordea Bank Abp 0.330%, due 07/08/22	30,000,000	29,940,500
1.030%, due 07/21/22	31,000,000	30,919,665
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,255
0.355%, due 05/06/22	45,000,000	44,995,188
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	31,000,000	30,947,974
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	31,000,000	30,993,222
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	25,000,000	24,985,057
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	31,000,000	31,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	25,000,000	25,010,679
Svenska Handelsbanken AB 0.330%, due 07/05/22	30,000,000	29,943,776
0.350%, due 07/11/22	30,000,000	29,936,794
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,997,104
Toronto Dominion Bank 0.240%, due 05/05/22	45,000,000	44,996,858
0.310%, due 05/05/22	49,000,000	48,996,578
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,975,681
0.220%, due 05/03/22	44,000,000	43,998,171
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	34,000,000	33,826,406
0.270%, due 10/12/22	33,000,000	32,747,251
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	31,000,000	30,978,318
0.400%, due 07/11/22	26,000,000	25,943,376

		1,779,260,925

Banking-U.S.—1.9%
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,987,141
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,997,631
0.310%, due 06/22/22	30,000,000	29,961,030

		91,945,802
Total commercial paper (cost—$2,621,068,144)		2,619,479,015

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Time deposits—5.3%
Banking-non-U.S.—5.3%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$160,000,000	$160,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	89,000,000	89,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	15,000,000	15,000,000
Total time deposits (cost—$264,000,000)		264,000,000

Repurchase agreements—30.0%
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $216,062,853 Federal Home Loan Mortgage Corp. obligations, 1.500% to 6.559% due 05/27/31 to 04/01/52 and $295,061,171 Federal National Mortgage Association obligations, 1.500% to 6.500% due 12/01/27 to 09/01/57; (value—$307,686,584); proceeds: $300,007,500	300,000,000	300,000,000
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $196,346,009 various asset-backed convertible bonds, 0.125% to 10.000% due 07/01/22 to 11/30/46; (value—$187,923,671); proceeds: $175,006,563	175,000,000	175,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $340,955,200 U.S. Treasury Note, 0.250% due 05/15/24; (value—$325,008,215); proceeds: $325,008,125	325,000,000	325,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $68,060,515 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 09/01/33 to 11/01/48 and $143,605,325 Federal National Mortgage Association obligations, 1.132% to 4.500% due 04/01/27 to 03/01/52; (value—$127,500,000); proceeds: $125,003,125	125,000,000	125,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $73,835,923 various asset-backed convertible bonds, zero coupon to 6.750% due 05/15/23 to 12/01/56; (value—$60,973,148); proceeds: $54,023,925[3]	54,000,000	54,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $61,740,808 various asset-backed convertible bonds, zero coupon to 10.950% due 04/30/22 to 03/27/69; (value—$83,697,184); proceeds: $75,838,750[3]	$75,000,000	$75,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.650% due 05/06/22, collateralized by $67,352,000 various asset-backed convertible bonds, zero coupon to 6.000% due 10/15/23 to 12/15/26; (value—$57,500,611); proceeds: $50,026,181[3]	50,000,000	50,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 05/02/22, collateralized by $2,459,711,206, Government National Mortgage Association obligations, 4.000% due 12/20/41 to 01/20/42; (value—$204,000,000); proceeds: $200,005,000	200,000,000	200,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $124,158,506 various asset-backed convertible bonds, zero coupon to 9.250% due 11/16/22 to 12/31/99 and $11,309,928 shares of various equity securities; (value—$186,147,561); proceeds: $175,136,743[3]	175,000,000	175,000,000
Total repurchase agreements (cost—$1,479,000,000)		1,479,000,000
Total investments (cost—$4,937,045,619 which approximates cost for federal income tax purposes)—100.0%		4,935,226,195

Other assets in excess of liabilities—0.0%†		1,632,792
Net assets—100.0%		$4,936,858,987

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$572,747,180	$—	$572,747,180
Commercial paper	—	2,619,479,015	—	2,619,479,015
Time deposits	—	264,000,000	—	264,000,000
Repurchase agreements	—	1,479,000,000	—	1,479,000,000
Total	$—	$4,935,226,195	$—	$4,935,226,195

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $649,981,476, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—9.9%
Banking-non-U.S.—8.5%
Bank of Montreal 0.200%, due 06/23/22	$3,000,000	$2,996,848
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,995,233
Bank of Nova Scotia
SOFR + 0.250%, 0.530%, due 05/02/22[1]	4,000,000	3,993,490
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	5,000,000	5,002,072
Canadian Imperial Bank of Commerce
SOFR + 0.160%, 0.440%, due 05/02/22[1]	5,000,000	4,998,641
SOFR + 0.480%, 0.760%, due 05/02/22[1]	5,000,000	4,999,692
Mizuho Bank Ltd.
SOFR + 0.160%, 0.440%, due 05/02/22[1]	4,000,000	3,998,542
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	5,000,000	4,997,630
SOFR + 0.380%, 0.660%, due 05/02/22[1]	5,000,000	5,000,435
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,607
SOFR + 0.370%, 0.650%, due 05/02/22[1]	7,000,000	6,999,188
SOFR + 0.510%, 0.790%, due 05/02/22[1]	4,000,000	4,001,913
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	4,000,000	4,001,661
Royal Bank of Canada
SOFR + 0.220%, 0.500%, due 05/02/22[1]	5,000,000	4,991,613
Sumitomo Mitsui Banking Corp.
SOFR + 0.180%, 0.460%, due 05/02/22[1]	5,000,000	4,998,346
SOFR + 0.330%, 0.610%, due 05/02/22[1]	5,000,000	5,000,222
SOFR + 0.400%, 0.680%, due 05/02/22[1]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	7,000,000	6,996,594
SOFR + 0.320%, 0.600%, due 05/02/22[1]	7,000,000	6,999,870
Svenska Handelsbanken
SOFR + 0.150%, 0.430%, due 05/02/22[1]	4,000,000	4,000,130
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,324
SOFR + 0.430%, 0.710%, due 05/02/22[1]	6,000,000	6,000,644

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	$5,000,000	$4,999,776
Toronto Dominion Bank 0.530%, due 05/02/22	5,000,000	4,992,441
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	4,000,000	4,000,000

		123,963,912

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.150%, 0.430%, due 05/02/22[1]	5,000,000	4,998,075
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,994,610
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,998,995
SOFR + 0.450%, 0.730%, due 05/02/22[1]	6,000,000	6,002,725

		20,994,405
Total Certificates of deposit (cost—$144,995,495)		144,958,317

Commercial paper—47.8%
Asset-backed-miscellaneous—17.0%
Albion Capital Corp. 0.680%, due 05/20/22	5,000,000	4,997,929
Antalis SA 1.150%, due 07/13/22	8,000,000	7,981,167
1.200%, due 07/21/22	10,000,000	9,972,218
Atlantic Asset Securitization LLC 0.310%, due 05/02/22	1,500,000	1,499,955
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	4,000,000	4,000,000
Barton Capital SA 0.320%, due 05/02/22	15,000,000	14,999,554
0.600%, due 05/05/22	14,000,000	13,999,057
1.070%, due 07/06/22	6,000,000	5,987,794
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	10,000,000	9,972,781
1.180%, due 07/25/22	10,000,000	9,969,985
Fairway Finance Co. LLC 0.300%, due 05/03/22	4,000,000	3,999,839
0.370%, due 05/24/22	10,000,000	9,994,986
Gotham Funding Corp. 1.040%, due 07/13/22	10,000,000	9,975,104
LMA-Americas LLC 0.230%, due 05/06/22	4,000,000	3,999,673
0.230%, due 05/12/22	3,000,000	2,999,366
0.560%, due 05/09/22	4,000,000	3,999,441
1.200%, due 07/26/22	9,000,000	8,971,532
1.220%, due 08/04/22	12,000,000	11,956,350
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	8,000,000	8,000,000

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
0.570%, due 06/10/22	$5,000,000	$4,996,913
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	7,000,000	6,997,617
Starbird Funding Corp. 0.320%, due 05/02/22	20,000,000	19,999,405
Thunder Bay Funding LLC 0.570%, due 06/09/22	6,000,000	5,996,390
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	6,000,000	6,000,000
Victory Receivables Corp. 0.390%, due 05/04/22	15,000,000	14,999,190
1.030%, due 07/11/22	10,000,000	9,975,991

		250,242,237

Banking-non-U.S.—28.7%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	4,000,000	3,984,304
Australia & New Zealand Banking Group Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	4,996,681
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	8,000,000	7,988,752
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,972,331
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	3,000,000	2,999,800
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	3,997,488
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	5,000,000	5,002,736
Barclays Bank PLC,
Series 10-1, SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	4,998,304
0.530%, due 05/05/22	5,000,000	4,999,658
1.020%, due 06/22/22	8,000,000	7,988,768
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,998,577
Canadian Imperial Bank of Commerce 0.240%, due 05/04/22	2,500,000	2,499,842
0.350%, due 11/03/22	4,000,000	3,959,329

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia 0.265%, due 10/14/22	$3,000,000	$2,976,284
0.300%, due 10/21/22	4,000,000	3,965,972
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	5,000,000	5,000,074
DBS Bank Ltd. 0.300%, due 06/02/22	3,000,000	2,997,807
0.900%, due 06/23/22	8,000,000	7,988,914
0.970%, due 07/12/22	9,000,000	8,980,113
1.220%, due 07/27/22	10,000,000	9,969,839
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	37,000,000	36,998,871
Erste Finance LLC 0.330%, due 05/04/22	24,000,000	23,998,690
Mitsubishi UFJ Trust & Banking Corp. 0.320%, due 05/05/22	8,000,000	7,999,436
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	3,500,000	3,500,114
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	5,000,000	4,999,353
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,003,050
National Bank of Canada 0.170%, due 05/20/22	4,000,000	3,998,437
0.290%, due 05/18/22	3,604,000	3,602,769
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	4,998,252
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,100
SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,562
Nordea Bank Abp 0.330%, due 07/08/22	4,000,000	3,992,067
1.030%, due 07/21/22	6,000,000	5,984,451
NRW Bank 0.300%, due 05/03/22	5,000,000	4,999,752
0.355%, due 05/06/22	20,000,000	19,997,861
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	4,000,000	3,993,287
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,999,125
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	4,000,000	4,000,000
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,992,138
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,992,637
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	5,000,000

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	$5,000,000	$4,997,995
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,011
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	8,000,000	8,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.300%, due 05/06/22	4,100,000	4,099,673
1.016%, due 06/28/22	5,000,000	4,991,333
1.160%, due 07/18/22	10,000,000	9,973,489
1.270%, due 08/04/22	5,000,000	4,982,540
Svenska Handelsbanken AB 0.350%, due 07/11/22	4,000,000	3,991,573
0.360%, due 08/09/22	2,000,000	1,993,075
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,421
Toronto Dominion Bank 0.240%, due 05/05/22	3,000,000	2,999,791
0.310%, due 05/03/22	10,000,000	9,999,582
0.310%, due 05/05/22	7,000,000	6,999,511
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	5,000,000	5,000,000
United Overseas Bank Ltd. 0.165%, due 06/01/22	4,000,000	3,997,221
0.220%, due 05/03/22	3,000,000	2,999,875
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	7,000,000	7,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	4,000,000
1.200%, due 07/26/22	10,000,000	9,970,887
Westpac Banking Corp. 0.195%, due 09/07/22	4,500,000	4,477,435
0.270%, due 10/12/22	4,000,000	3,969,364
Westpac Securities NZ Ltd.
0.280%, due 06/01/22	4,000,000	3,997,202
0.400%, due 07/11/22	3,000,000	2,993,467

		421,742,970

Banking-U.S.—2.1%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,995,494
SOFR + 0.250%, 0.530%, due 05/02/22[1,2]	5,000,000	4,995,790
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	4,000,000	3,998,441
0.370%, due 06/23/22	5,000,000	4,992,720
SOFR + 0.490%, 0.770%, due 05/02/22[1]	5,000,000	5,002,359

	Face Amount	Value
Commercial paper— (concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.160%, due 05/06/22	$3,000,000	$2,999,755
0.310%, due 06/22/22	4,000,000	3,994,804

		30,979,363
Total commercial paper (cost—$703,262,707)		702,964,570

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	55,000,000	55,000,000
Total time deposits (cost—$80,000,000)		80,000,000

Repurchase agreements—36.8%
Repurchase agreement dated 04/01/22 with JP Morgan, OBFR + 0.33%, 0.650% due 06/03/22, collateralized by $1,583,236 various asset-backed convertible bonds, zero coupon to 4.566% due 07/15/24 to 09/15/29; (value—$1,123,489); proceeds: $1,000,524[3]	1,000,000	1,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $29,324,000 various asset-backed convertible bonds zero coupon to 0.375% due 06/15/26 to 12/01/26; (value—$26,750,177); proceeds: $25,019,535)[3]	25,000,000	25,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $144,693,000 U.S. Treasury Bonds, 2.750% to 2.875% due 08/15/47 to 05/15/49 and $214,882,000 U.S. Treasury Notes, 0.250% to 2.875% due 05/15/24 to 09/30/28; (value—$346,800,005); proceeds: $340,008,500	340,000,000	340,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $381,852,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/44 to 02/15/51; (value—$177,480,003); proceeds: $174,003,915	174,000,000	174,000,000
Total repurchase agreements (cost—$540,000,000)		540,000,000
Total investments (cost—$1,468,258,202 which approximates cost for federal income tax purposes)—99.9%		1,467,922,887

Other assets in excess of liabilities—0.1%		1,510,678
Net assets—100.0%		$1,469,433,565

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$144,958,317	$—	$144,958,317
Commercial paper	—	702,964,570	—	702,964,570
Time deposits	—	80,000,000	—	80,000,000
Repurchase agreements	—	540,000,000	—	540,000,000
Total	$—	$1,467,922,887	$—	$1,467,922,887

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $194,469,082, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. government agency obligations—38.9%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,996,220
0.070%, due 08/10/22	37,000,000	36,999,903
0.070%, due 08/19/22	40,000,000	39,998,978
SOFR + 0.013%, 0.293%, due 05/02/22[2]	62,000,000	61,999,999
SOFR + 0.025%, 0.305%, due 05/02/22[2]	105,000,000	105,000,000
SOFR + 0.030%, 0.310%, due 05/02/22[2]	63,000,000	63,000,000
SOFR + 0.035%, 0.315%, due 05/02/22[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	40,000,000	40,000,000
SOFR + 0.050%, 0.330%, due 05/02/22[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.335%, due 05/02/22[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.025%, 0.305%, due 05/02/22[2]	127,000,000	126,983,336
SOFR + 0.050%, 0.330%, due 05/02/22[2]	7,000,000	7,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	5,000,000	5,000,000
SOFR + 0.070%, 0.350%, due 05/02/22[2]	18,000,000	18,000,000
Federal Home Loan Bank 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.010%, 0.290%, due 05/02/22[2]	379,000,000	379,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.370%, due 05/02/22[2]	46,000,000	46,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.375%, due 05/02/22[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.380%, due 05/02/22[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.470%, due 05/02/22[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.180%, 0.460%, due 05/02/22[2]	115,000,000	115,000,000
Total U.S. government agency obligations (cost—$1,670,478,436)		1,670,478,436

U.S. Treasury obligations—30.7%
U.S. Cash Management Bill 0.152%, due 05/10/22[3]	78,000,000	77,997,400
0.203%, due 05/17/22[3]	83,000,000	82,993,083
0.279%, due 05/24/22[3]	75,000,000	74,987,396
0.982%, due 08/16/22[3]	46,000,000	45,869,296
1.130%, due 08/30/22[3]	42,000,000	41,845,895

	Face Amount	Value

U.S. Treasury obligations—(concluded)
U.S. Treasury Bills 0.066%, due 05/05/22[3]	$84,000,000	$83,999,545
0.066%, due 05/12/22[3]	85,000,000	84,998,465
0.066%, due 05/19/22[3]	86,000,000	85,997,360
0.072%, due 05/26/22[3]	85,000,000	84,995,977
0.080%, due 08/11/22[3]	35,000,000	34,992,292
0.091%, due 06/02/22[3]	79,000,000	78,993,878
0.107%, due 06/09/22[3]	79,000,000	78,991,244
0.223%, due 07/07/22[3]	78,000,000	77,968,540
0.279%, due 07/14/22[3]	80,000,000	79,955,389
0.371%, due 07/21/22[3]	37,000,000	36,969,989
0.874%, due 07/21/22[3]	43,000,000	42,917,822
0.904%, due 07/28/22[3]	63,000,000	62,864,498
U.S. Treasury Notes 0.125%, due 08/31/22	39,000,000	39,005,672
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22[2]	70,000,000	70,000,000
1.500%, due 09/15/22	53,000,000	53,279,376
Total U.S. Treasury obligations (cost—$1,319,623,117)		1,319,623,117

Repurchase agreements—31.3%
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.440% due 07/28/22, collateralized by $116,258,128 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 02/25/38 to 09/25/54 and $137,656,640 Government National Mortgage Association obligations, 3.500% to 5.510% due 05/20/50 to 01/20/52; (value— $103,000,000); proceeds: $100,035,444[4]	100,000,000	100,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.290% due 05/06/22, collateralized by $302,720,438 Federal National Mortgage Association obligations, 1.500% to 4.500% due 07/01/26 to 06/01/56; (value—$204,000,000); proceeds: $200,046,722[4]	200,000,000	200,000,000
Repurchase agreement dated 04/29/22 with Toronto-Dominion Bank, 0.300% due 05/02/22, collateralized by $188,585 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/15/43 and $126,344,454 Federal National Mortgage Association obligations, 2.000% to 4.000% due 11/25/44 to 08/25/51 and; (value— $102,000,001); proceeds: $100,002,500	100,000,000	100,000,000
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 0.310% due 06/03/22, collateralized by $5,695,000 Federal Home Loan Mortgage Corp. obligations, 1.566% to 3.424% due 06/25/27 to 04/25/32 and $116,101,712 Government National Mortgage Association obligations, 1.500% to 4.000% due 03/20/41 to 10/16/63; (value—$102,000,000); proceeds: $100,025,833[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities Americas, Inc., 0.300% due 05/02/22, collateralized by $41,003,199 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/15/40 to 10/25/51 and $232,947,165 Federal National Mortgage Association obligations, zero coupon to 3.500% due 10/25/33 to 02/25/52; (value—$127,500,000); proceeds: $125,003,125	$125,000,000	$125,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $456,021,200 U.S Treasury Bills, zero coupon due 08/02/22 to 08/09/22; (value— $454,920,032); proceeds: $446,008,920	446,000,000	446,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $236,217,504 Federal Home Loan Mortgage Corp. obligations, 1.862% to 6.000% due 01/01/26 to 04/01/52 and $604,308,033 Federal National Mortgage Association obligations, 1.500% to 7.500% due 06/01/27 to 04/01/52; (value—$280,500,000); proceeds: $275,006,875	$275,000,000	$275,000,000
Total repurchase agreements (cost—$1,346,000,000)		1,346,000,000
Total investments (cost—$4,336,101,553 which approximates cost for federal income tax purposes)—100.9%		4,336,101,553

Liabilities in excess of other assets—(0.9)%		(38,423,925)
Net assets—100.0%		$4,297,677,628

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,670,478,436	$—	$1,670,478,436
U.S. Treasury obligations	—	1,319,623,117	—	1,319,623,117
Repurchase agreements	—	1,346,000,000	—	1,346,000,000
Total	$—	$4,336,101,553	$—	$4,336,101,553

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rates shown reflect yield at April 30, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. Treasury obligations—52.2%
U.S. Cash Management Bill 0.152%, due 05/10/22[1]	$273,000,000	$272,990,900
0.203%, due 05/17/22[1]	264,000,000	263,978,000
0.279%, due 05/24/22[1]	260,000,000	259,956,306
0.676%, due 07/19/22[1]	345,000,000	344,502,912
0.722%, due 07/26/22[1]	333,000,000	332,441,763
0.982%, due 08/16/22[1]	222,000,000	221,369,212
1.084%, due 08/23/22[1]	88,572,000	88,275,911
1.089%, due 08/23/22[1]	131,428,000	130,986,584
1.130%, due 08/30/22[1]	217,000,000	216,203,791
U.S. Treasury Bills 0.066%, due 05/05/22[1]	254,000,000	253,998,624
0.066%, due 05/12/22[1]	252,000,000	251,995,450
0.066%, due 05/19/22[1]	255,000,000	254,992,173
0.072%, due 05/26/22[1]	258,000,000	257,987,788
0.080%, due 08/11/22[1]	107,000,000	106,976,435
0.091%, due 06/02/22[1]	254,000,000	253,980,315
0.107%, due 06/09/22[1]	256,000,000	255,971,627
0.132%, due 06/16/22[1]	256,000,000	255,958,400
0.162%, due 06/23/22[1]	260,000,000	259,939,911
0.223%, due 07/07/22[1]	268,000,000	267,891,907
0.279%, due 07/14/22[1]	267,000,000	266,851,110
0.371%, due 07/21/22[1]	130,000,000	129,894,555
0.386%, due 05/26/22[1]	233,000,000	232,940,973
0.457%, due 06/16/22[1]	353,000,000	352,801,437
0.487%, due 06/23/22[1]	346,000,000	345,760,107
0.614%, due 06/30/22[1]	340,000,000	339,662,880
0.874%, due 07/21/22[1]	218,000,000	217,583,378
0.904%, due 07/28/22[1]	321,000,000	320,309,583
1.399%, due 10/27/22[1]	214,000,000	212,550,388
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.921%, due 05/02/22[2]	614,210,000	614,228,091
3 mo.Treasury money market yield + 0.034%, 0.926%, due 05/02/22[2]	468,575,000	468,586,331
3 mo.Treasury money market yield + 0.035%, 0.927%, due 05/02/22[2]	500,000,000	499,988,613
3 mo.Treasury money market yield + 0.049%, 0.941%, due 05/02/22[2]	852,950,000	853,005,259
3 mo.Treasury money market yield + 0.055%, 0.947%, due 05/02/22[2]	250,000,000	249,999,375
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22 [2]	1,030,000,000	1,030,000,000
0.125%, due 08/31/22	117,000,000	117,017,016
0.789%, due 04/30/24[2]	200,000,000	199,887,630
1.500%, due 09/15/22	156,000,000	156,822,315
1.750%, due 06/15/22	150,000,000	150,304,259
Total U.S. Treasury obligations (cost—$11,308,591,309)		11,308,591,309

	Face Amount	Value

Repurchase agreements—49.2%
Repurchase agreement dated 04/26/22 with Goldman Sachs & Co., 0.300% due 05/03/22, collateralized by $221,624,600 U.S. Treasury Note, 0.750% due 05/31/26; (value—$204,000,050); proceeds: $200,011,667	$200,000,000	$200,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $72,393,000 U.S. Treasury Bill, zero coupon due 05/12/22 to 07/19/22, $216,307,200 U.S. Treasury Bonds, 1.125% to 6.500% due 11/15/26 to 05/15/50 and $688,883,400 U.S. Treasury Notes, 0.125% to 2.880% due 04/30/22 to 12/31/28; (value—$928,200,065); proceeds: $910,022,750	910,000,000	910,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.270% due 05/02/22, collateralized by $3,166,600 U.S. Treasury Bonds, 3.125% to 4.375% due 11/15/39 to 8/15/43, $4,588,600 U.S. Treasury Inflation Index Bonds, 0.625% to 2.375% due 01/15/25 to 02/15/43, $16,196,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/22 to 07/15/26, $4,448,700 U.S. Treasury Notes, 0.125% to 2.750% due 06/30/22 to 08/31/25, $1,500 U.S. Treasury Bills, zero coupon due 05/19/22 to 06/16/22, $87,902,673 U.S. Treasury Bonds STRIPs, zero coupon due 05/15/31 to 05/15/48 and $28,582,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/51; (value— $102,000,000); proceeds: $100,002,250

	100,000,000	100,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $7,819,757,600 U.S. Treasury Notes, 0.125% to 3.125% due 05/31/23 to 11/15/28; (value—$7,830,195,762); proceeds: $,7,830,195,750	7,830,000,000	7,830,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp, 0.240% due 05/02/22, collateralized by $353,754,600 Fixed Income Clearing Corp, zero coupon due 08/02/22; (value—$352,920,093); proceeds: $346,006,920	346,000,000	346,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.280% due 05/02/22, collateralized by $533,436,200 U.S. Treasury Note, 0.250% due 03/15/24; (value—$510,000,057); proceeds: $500,011,667	500,000,000	500,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $101,689,900 U.S. Treasury Bonds, 1.250% to 3.125% due 02/15/43 to 05/15/50; (value—$83,436,001); proceeds: $81,801,841	81,800,000	81,800,000

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $110,400 U.S. Treasury Bond, 5.375% due 02/15/31, $5,669,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 01/15/23 to 07/15/29, $88,297,900 U.S. Treasury Notes, 0.125% to 1.875% due 08/31/23 to 02/15/32, $4,820,400 U.S. Treasury Bills, zero coupon due 05/26/22 to 08/18/22 and $15,925,115 U.S. Treasury Bond Strip, zero coupon due 05/15/44; (value—$102,000,000); proceeds: $100,002,500	$100,000,000	$100,000,000
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $56,140,400 U.S. Treasury Bonds, 2.250% to 4.750% due 05/15/39 to 08/15/49, $100,158,000 U.S. Treasury Inflation Index Bonds, 0.125% to 1.375% due 02/15/44 to 02/15/52, $113,777,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/23 to 07/15/30, $177,014,500 U.S. Treasury Notes, 0.125% to 2.875% due 05/31/23 to 05/15/31 and $315,300 U.S. Treasury Bond Principal STRIP, zero coupon due 08/15/22; (value—$510,000,005); proceeds: $500,012,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with Mizuho Securities USA LLC, 0.300% due 05/02/22, collateralized by $104,830,500 U.S. Treasury Notes to 0.375% to 3.000% due 01/31/24 to 05/15/29; (value—$102,000,032); proceeds: $100,002,500	$100,000,000	$100,000,000
Total repurchase agreements (cost—$10,667,800,000)		10,667,800,000
Total investments (cost—$21,976,391,309 which approximates cost for federal income tax purposes)—101.4%		21,976,391,309

Liabilities in excess of other assets—(1.4)%		(295,002,632)
Net assets—100.0%		$21,681,388,677

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,308,591,309	$—	$11,308,591,309
Repurchase agreements	—	10,667,800,000	—	10,667,800,000
Total	$—	$21,976,391,309	$—	$21,976,391,309

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—10.6%
Banking-non-U.S.—9.5%
Bank of Montreal 0.200%, due 07/13/22	$13,000,000	$13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	10,000,000	10,000,000
MUFG Bank Ltd.
SOFR + 0.380%, 0.660%, due 05/02/22[1]	10,000,000	10,000,000
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	12,000,000	12,000,000
SOFR + 0.510%, 0.790%, due 05/02/22[1]	6,000,000	6,001,026
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.440%, 0.720%, due 05/02/22[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.400%, 0.680%, due 05/02/22[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	11,000,000	11,000,000
SOFR + 0.320%, 0.600%, due 05/02/22[1]	10,000,000	10,000,000
Svenska Handelsbanken
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.430%, 0.710%, due 05/02/22[1]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.530%, due 05/02/22	11,000,000	11,000,000

		182,001,026

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 0.730%, due 05/02/22[1]	11,000,000	11,000,000

		21,000,000
Total Certificates of deposit (cost—$203,001,026)		203,001,026

	Face Amount	Value

Commercial paper—62.0%
Asset-backed-miscellaneous—13.7%
Albion Capital Corp. 0.680%, due 05/20/22	$12,000,000	$11,995,920
Antalis SA 0.340%, due 05/05/22	5,000,000	4,999,858
1.150%, due 07/13/22	12,000,000	11,972,400
Atlantic Asset Securitization LLC
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,000,000
Barton Capital SA 0.600%, due 05/05/22	24,000,000	23,998,800
Cancara Asset Securitization LLC 1.100%, due 07/20/22	20,000,000	19,951,722
Fairway Finance Co. LLC 0.300%, due 05/03/22	9,000,000	8,999,925
Gotham Funding Corp. 1.040%, due 07/13/22	14,000,000	13,970,880
1.200%, due 07/22/22	10,000,000	9,973,000
LMA Americas LLC 0.560%, due 05/09/22	9,000,000	8,999,020
1.200%, due 07/22/22	9,000,000	8,975,700
1.220%, due 08/04/22	19,500,000	19,437,882
Old Line Funding LLC
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	10,000,000	9,997,556
Thunder Bay Funding LLC 0.570%, due 06/09/22	9,000,000	8,994,585
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	13,000,000	13,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp. 1.030%, due 07/11/22	14,000,000	13,971,961

		261,239,209

Banking-non-U.S.—45.7%
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	20,000,000	20,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	11,000,000	11,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	$10,000,000	$10,000,000
Barclays Bank PLC 0.530%, due 05/05/22	11,000,000	10,999,514
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	15,000,000	15,000,000
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	12,000,000	11,978,417
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,986,640
0.300%, due 10/21/22	14,000,000	13,979,933
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/22	20,000,000	20,000,000
DBS Bank Ltd. 0.300%, due 06/02/22	10,000,000	9,997,417
0.900%, due 06/23/22	14,000,000	13,981,800
0.970%, due 07/12/22	14,000,000	13,973,217
1.220%, due 07/27/22	14,000,000	13,959,198
DNB Bank ASA 0.290%, due 05/04/22	50,000,000	49,999,194
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	73,000,000	73,000,000
Erste Finance Delaware LLC 0.330%, due 05/02/22	5,000,000	5,000,000
Erste Finance LLC 0.330%, due 05/04/22	64,000,000	63,998,827
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	10,000,000	9,974,544
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	10,000,000	10,000,000
National Bank of Canada 0.175%, due 05/20/22	10,000,000	9,999,125
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,900
Nordea Bank Abp 0.330%, due 07/08/22	13,000,000	12,992,016
1.030%, due 07/21/22	12,000,000	11,972,533
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,875
0.355%, due 05/06/22	50,000,000	49,998,028
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	15,000,000	14,995,500

	Face Amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	$15,000,000	$15,000,000
Royal Bank of Canada
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.016%, due 06/28/22	10,000,000	9,984,167
1.270%, due 08/04/22	10,000,000	9,966,839
Svenska Handelsbanken AB 0.350%, due 07/11/22	13,000,000	12,991,153
0.360%, due 08/09/22	8,000,000	7,992,080
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.240%, due 05/05/22	20,000,000	19,999,600
0.310%, due 05/03/22	10,000,000	9,999,914
0.310%, due 05/05/22	20,000,000	19,999,483
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	10,000,000	10,000,000
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,997,875
0.220%, due 05/03/22	23,000,000	22,999,859
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	11,000,000	11,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	16,000,000	15,988,444
0.270%, due 10/12/22	15,000,000	14,981,663
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	13,000,000	12,996,967
0.400%, due 07/11/22	11,000,000	10,991,444

		871,675,166

Banking-U.S.—2.6%
Collateralized Commercial Paper V Co. LLC
0.200%, due 05/20/22	15,000,000	14,998,500
SOFR + 0.490%, 0.770%, due 05/02/22[1]	10,000,000	10,000,000
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,999,769
0.310%, due 06/22/22	12,000,000	11,994,730

		49,992,999
Total commercial paper (cost—$1,182,907,374)		1,182,907,374

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Time deposits—11.2%
Banking-non-U.S.—11.2%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$75,000,000	$75,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	58,000,000	58,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	80,000,000	80,000,000
Total time deposits (cost—$213,000,000)		213,000,000

Repurchase agreements—16.1%
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $10,588,879 various asset-backed convertible bonds zero coupon to 8.750% due 1/15/23 to 12/31/99 and 15,970,458 shares of various equity securities; (value—$26,361,197); proceeds: $25,019,535[3]	25,000,000	25,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $85,577,000 various asset-backed convertible bonds zero coupon to 6.500% due 7/15/24 to 05/01/27 and 8,280 shares of an equity security; (value—$69,550,025); proceeds: $65,050,790[3]	65,000,000	65,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.280% due 05/02/22, collateralized by $25,059,000 various asset-backed convertible bonds 1.375% to 2.750% due 03/17/23 to 04/20/28, $595,000 Federal Farm Credit Bank, 2.070% to 2.940% due 02/23/32 to 01/24/42, $1,924,600 U.S. Treasury Bond, 6.000% due 02/15/26, $13,349,300 U.S. Treasury Inflation Index Notes, 1.250% due 10/15/25 to 07/15/26, $36,099,900 U.S. Treasury Notes, 1.250% due 11/30/26, $29,288,419 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/28 to 11/15/45 and $11,384,900 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/49; (value—$102,242,696); proceeds: 100,002,333

	100,000,000	100,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $55,418,000 asset-backed convertible bonds 5.510% due 07/06/26; (value—$54,000,152); proceeds: $50,001,875	$50,000,000	$50,000,000
Repurchase agreement dated 04/29/22 with Goldman Sachs & Co., 0.300% due 05/02/22, collateralized by $54,858,000 U.S. Treasury Bond, 1.875% due 02/15/51, $24,999,800 U.S. Treasury Notes, 0.125% due 01/15/24, $1,754,051 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/42 to 11/15/48 and $1,064,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/26; (value—$69,258,000); proceeds: $67,901,698	67,900,000	67,900,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$1,906,808,400 which approximates cost for federal income tax purposes)—99.9%		1,906,808,400

Other assets in excess of liabilities—0.1%		1,626,835
Net assets—100.0%		$1,908,435,235

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$203,001,026	$—	$203,001,026
Commercial paper	—	1,182,907,374	—	1,182,907,374
Time deposits	—	213,000,000	—	213,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$1,906,808,400	$—	$1,906,808,400

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $296,000,000, represented 15.3% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—89.9%
Alaska—2.6%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 0.330%, VRD	$5,250,000	$5,250,000
Series B, 0.370%, VRD	7,635,000	7,635,000
Series C, 0.330%, VRD	9,715,000	9,715,000

		22,600,000

Arizona—1.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 0.320%, VRD	2,610,000	2,610,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 0.320%, VRD	1,965,000	1,965,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 0.320%, VRD	6,250,000	6,250,000

		10,825,000

California—1.1%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 0.390%, VRD	7,900,000	7,900,000
City of Irvine, Assessment District No.03-19, Special Assessment, Series B, 0.320%, VRD	500,000	500,000
City of Modesto Water Revenue, Refunding, COP, Series A, 0.330%, VRD	1,035,000	1,035,000

		9,435,000

Colorado—4.7%
City & County of Denver Co., Refunding, COP, Series A1, 0.320%, VRD	16,000,000	16,000,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.420%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 0.320%, VRD	13,195,000	13,195,000
0.400%, VRD	7,970,000	7,970,000

		41,965,000

	Face Amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 0.450%, VRD	$1,245,000	$1,245,000

District of Columbia—2.4%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 0.450%, VRD	11,000,000	11,000,000
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Series D, 0.420%, VRD	10,000,000	10,000,000

		21,000,000

Florida—2.6%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.430%, VRD	6,300,000	6,300,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 0.320%, VRD	6,000,000	6,000,000
Series C, 0.450%, VRD	400,000	400,000
Series D, 0.330%, VRD	10,000,000	10,000,000

		22,700,000

Illinois—13.1%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 0.460%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 0.490%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority, North Park University, Revenue Bonds 0.460%, VRD	1,440,000	1,440,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 0.420%, VRD	9,110,000	9,110,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 0.440%, VRD	8,300,000	8,300,000
Illinois Finance Authority, OSF Healthcare System, Refunding, Revenue Bonds 0.320%, VRD	3,950,000	3,950,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 0.480%, VRD	6,660,000	6,660,000
0.480%, VRD	8,450,000	8,450,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 0.450%, VRD	$15,000,000	$15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 0.440%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 0.440%, VRD	12,816,000	12,816,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 0.460%, VRD	1,780,000	1,780,000

		115,806,000

Indiana—7.7%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 0.350%, VRD	24,020,000	24,020,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 0.430%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.360%, VRD	17,250,000	17,250,000

		67,670,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 0.430%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 0.310%, VRD	13,950,000	13,950,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 0.440%, VRD	2,370,000	2,370,000

		16,320,000

Massachusetts—1.6%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 0.390%, VRD	700,000	700,000

	Face Amount	Value
Municipal bonds—(continued)
Massachusetts—(concluded)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.410%, VRD	$13,805,000	$13,805,000

		14,505,000

Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 0.400%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 0.450%, VRD	1,210,000	1,210,000

		6,010,000

Mississippi—4.8%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 0.330%, VRD	485,000	485,000
Series A, 0.330%, VRD	5,190,000	5,190,000
Series A, 0.470%, VRD	1,845,000	1,845,000
Series B, 0.330%, VRD	755,000	755,000
Series B, 0.330%, VRD	1,450,000	1,450,000
Series B, 0.330%, VRD	2,245,000	2,245,000
Series B, 0.470%, VRD	600,000	600,000
Series C, 0.330%, VRD	1,475,000	1,475,000
Series C, 0.330%, VRD	1,935,000	1,935,000
Series E, 0.330%, VRD	650,000	650,000
Series F, 0.330%, VRD	7,505,000	7,505,000
Series G, 0.330%, VRD	1,535,000	1,535,000
Series G, 0.330%, VRD	1,990,000	1,990,000
Series G, 0.330%, VRD	8,795,000	8,795,000
Series H, 0.330%, VRD	1,175,000	1,175,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series L, 0.330%, VRD	$2,100,000	$2,100,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 0.330%, VRD	2,600,000	2,600,000

		42,330,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 0.460%, VRD	10,000,000	10,000,000
Series C-5, 0.370%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 0.450%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 0.310%, VRD	4,600,000	4,600,000
Series C, 0.360%, VRD	2,500,000	2,500,000

		22,300,000

Nebraska—1.1%
Hospital Authority No. 1 of Lancaster County, Bryanlgh Medical Center, Refunding, Revenue Bonds, Series B-1, 0.360%, VRD	10,000,000	10,000,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 0.420%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 0.430%, VRD	635,000	635,000

New York—11.2%
City of New York, GO Bonds,
Subseries B-3, 0.440%, VRD	9,300,000	9,300,000
Subseries L-4, 0.360%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 0.430%, VRD	4,790,000	4,790,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Metropolitan Transportation Authority, Refunding, Revenue Bonds, Subseries 2012G-1-REMK, 0.350%, VRD	$9,450,000	$9,450,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 0.440%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 0.400%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 0.430%, VRD	6,345,000	6,345,000
Series BB-5, 0.330%, VRD	3,125,000	3,125,000
Series DD-2, 0.330%, VRD	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.360%, VRD	19,430,000	19,430,000
Series A-3, 0.350%, VRD	8,675,000	8,675,000
Series C6, 0.460%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 0.410%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 0.430%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.360%, VRD	250,000	250,000
Subseries B-3, 0.340%, VRD	12,990,000	12,990,000

		98,630,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E, 0.320%, VRD	900,000	900,000

Ohio—8.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 0.440%, VRD	9,700,000	9,700,000
Series B-R, 0.440%, VRD	3,015,000	3,015,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series C-R, 0.440%, VRD	$5,105,000	$5,105,000
County of Montgomery, Premier Health Partners Obligated, Refunding, Revenue Bonds, Series C, 0.350%, VRD	2,600,000	2,600,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 0.410%, VRD	16,500,000	16,500,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series D-1, 0.410%, VRD	3,170,000	3,170,000
Series E, 0.330%, VRD	23,945,000	23,945,000
State of Ohio, GO Bonds,
Series B, 0.380%, VRD	200,000	200,000
Series D, 0.450%, VRD	6,955,000	6,955,000

		71,190,000

Oregon—0.1%
Clackamas County Hospital Facility Authority, Legacy Health Obligated Group, Revenue Bonds, Series B, 0.460%, VRD	1,300,000	1,300,000

Pennsylvania—6.9%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 0.440%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 0.480%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.420%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 0.450%, VRD	5,000,000	5,000,000
Series B-REMK, 0.440%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.420%, VRD	4,550,000	4,550,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.440%, VRD	7,000,000	7,000,000

		61,090,000

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 0.470%, VRD	$735,000	$735,000

Tennessee—1.7%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 0.450%, VRD	4,150,000	4,150,000
Montgomery County Public Building Authority, Tennessee County Loan Pool, Revenue Bonds 0.360%, VRD	3,200,000	3,200,000
0.360%, VRD	7,600,000	7,600,000

		14,950,000

Texas—6.0%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.460%, VRD	14,800,000	14,800,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 0.440%, VRD	3,500,000	3,500,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 0.350%, VRD	600,000	600,000
Series A-2, 0.350%, VRD	425,000	425,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 0.460%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds 0.320%, VRD	3,300,000	3,300,000
Series A, 0.330%, VRD	4,400,000	4,400,000
Subseries A-3, 0.330%, VRD	100,000	100,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 0.420%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 0.450%, VRD	3,070,000	3,070,000
Series C, 0.470%, VRD	9,720,000	9,720,000
0.500%, VRD	640,000	640,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 0.450%, VRD	2,000,000	2,000,000

		52,775,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Utah—0.4%
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 0.310%, VRD	$3,500,000	$3,500,000
Series D, 0.300%, VRD	310,000	310,000

		3,810,000

Virginia—4.1%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 0.420%, VRD	3,900,000	3,900,000
Series A, 0.430%, VRD	10,990,000	10,990,000
Series D, 0.460%, VRD	14,055,000	14,055,000
Series F, 0.440%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 0.450%, VRD	2,350,000	2,350,000

		36,445,000

Washington—1.1%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.450%, VRD	9,400,000	9,400,000

	Face Amount	Value
Municipal bonds—(concluded)
Wisconsin—1.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 0.350%, VRD	$16,215,000	$16,215,000
Total municipal bonds (cost—$793,961,000)		793,961,000

Tax-exempt commercial paper—5.6%
Florida—1.2%
Florida Local Government Finance Commission 0.450%, due 05/03/22	10,649,000	10,649,000

Minnesota—1.1%
City of Rochester MN 0.850%, due 06/22/22	10,000,000	10,000,000

Texas—3.3%
Board of Regents of the University of Texas System 0.630%, due 05/06/22	25,000,000	25,000,000
City of Garland TX 0.760%, due 05/31/22	4,000,000	4,000,000

		29,000,000
Total tax-exempt commercial paper (cost—$49,649,000)		49,649,000
Total investments (cost—$843,610,000 which approximates cost for federal income tax purposes)—95.5%		843,610,000

Other assets in excess of liabilities—4.5%		40,076,021
Net assets—100.0%		$883,686,021

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$793,961,000	$—	$793,961,000
Tax-exempt commercial paper	—	49,649,000	—	49,649,000
Total	$—	$843,610,000	$—	$843,610,000

At April 30, 2022, there were no transfers in or out of Level 3.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2022 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$3,458,045,619	$928,258,202	$2,990,101,553	$11,308,591,309	$1,598,908,400	$843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—

Investments, at value
Investments	3,456,226,195	927,922,887	2,990,101,553	11,308,591,309	1,598,908,400	843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—
Cash	1,259,197	1,355,357	2,793,734	115,968,411	1,476,573	63,065,839
Receivable for investments sold	—	—	—	—	—	1,100,156
Receivable for interest and dividends	785,183	154,325	991,775	6,988,123	306,086	298,571
Receivable from affiliate	—	996	—	—	—	—
Total assets	4,937,270,575	1,469,433,565	4,339,887,062	22,099,347,843	1,908,591,059	908,074,566

Liabilities:
Payable for investments purchased	—	—	41,845,895	416,100,187	—	24,324,375
Payable to affiliate	411,588	—	363,539	1,858,979	155,824	64,170
Total liabilities	411,588	—	42,209,434	417,959,166	155,824	24,388,545
Net assets, at value	$4,936,858,987	$1,469,433,565	$4,297,677,628	$21,681,388,677	$1,908,435,235	$883,686,021

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$12,627,458	$1,576,029	$6,204,111	$25,425,414	$5,090,277	$763,818
Expenses:
Investment advisory and administration fees	6,444,797	868,059	7,195,438	25,682,458	2,825,638	742,444
Trustees fees	45,173	17,276	48,294	142,050	26,389	16,677
Total expenses	6,489,970	885,335	7,243,732	25,824,508	2,852,027	759,121
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(852,230)	(2,648,633)	(10,383,473)	—	(382,850)
Net expenses	6,489,970	33,105	4,595,099	15,441,035	2,852,027	376,271
Net investment income (loss)	6,137,488	1,542,924	1,609,012	9,984,379	2,238,250	387,547
Net realized gain (loss)	30,020	(14,219)	8,316	2,691	(2)	59
Net change in unrealized appreciation (depreciation)	(2,396,525)	(357,927)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$3,770,983	$1,170,778	$1,617,328	$9,987,070	$2,238,248	$387,606

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$6,137,488	$25,391,678
Net realized gain (loss)	30,020	(1,170)
Net change in unrealized appreciation (depreciation)	(2,396,525)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	3,770,983	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(3,890,021,125)	(7,719,748,147)
Net increase (decrease) in net assets	(3,886,250,142)	(7,697,644,749)
Net assets:

Beginning of year	8,823,109,129	16,520,753,878
End of year	$4,936,858,987	$8,823,109,129

	ESG Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,542,924	$575,115
Net realized gain (loss)	(14,219)	1,551
Net change in unrealized appreciation (depreciation)	(357,927)	(24,570)
Net increase (decrease) in net assets resulting from operations	1,170,778	552,096
Net increase (decrease) in net assets from beneficial interest transactions	857,754,697	536,344,294
Net increase (decrease) in net assets	858,925,475	536,896,390
Net assets:

Beginning of year	610,508,090	73,611,700
End of year	$1,469,433,565	$610,508,090

	Government Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,609,012	$11,209,051
Net realized gain (loss)	8,316	256,465
Net increase (decrease) in net assets resulting from operations	1,617,328	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(4,526,632,556)	(8,951,448,030)
Net increase (decrease) in net assets	(4,525,015,228)	(8,939,982,514)
Net assets:

Beginning of year	8,822,692,856	17,762,675,370
End of year	$4,297,677,628	$8,822,692,856

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$9,984,379	$29,139,827
Net realized gain (loss)	2,691	(2)
Net increase (decrease) in net assets resulting from operations	9,987,070	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(11,003,789,356)	(2,157,669,635)
Net increase (decrease) in net assets	(10,993,802,286)	(2,128,529,810)
Net assets:

Beginning of year	32,675,190,963	34,803,720,773
End of year	$21,681,388,677	$32,675,190,963

	Prime CNAV Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$2,238,250	$12,383,882
Net realized gain (loss)	(2)	13,975
Net increase (decrease) in net assets resulting from operations	2,238,248	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(2,543,210,434)	(3,058,221,326)
Net increase (decrease) in net assets	(2,540,972,186)	(3,045,823,469)
Net assets:

Beginning of year	4,449,407,421	7,495,230,890
End of year	$1,908,435,235	$4,449,407,421

	Tax-Free Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$387,547	$598,064
Net realized gain (loss)	59	—
Net increase (decrease) in net assets resulting from operations	387,606	598,064
Net increase (decrease) in net assets from beneficial interest transactions	69,072,966	(1,759,955,281)
Net increase (decrease) in net assets	69,460,572	(1,759,357,217)
Net assets:

Beginning of year	814,225,449	2,573,582,666
End of year	$883,686,021	$814,225,449

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[1]	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of year (000’s)	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[1]	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of year (000’s)	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[1]	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of year (000’s)	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[1]	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of year (000’s)	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[1]	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of year (000’s)	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or

Master Trust

Notes to financial statements

other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2022, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/ or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$411,588
ESG Prime Master Fund	(996)
Government Master Fund	363,539
Treasury Master Fund	1,858,979
Prime CNAV Master Fund	155,824
Tax-Free Master Fund	64,170

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During

Master Trust

Notes to financial statements

the period ended April 30, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,648,633
Treasury Master Fund	10,383,473
Tax-Free Master Fund	382,850

For the Period May 1, 2021 to March 31, 2022, UBS AM voluntarily waived 0.10% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10%. For the period April 1, 2022 to April 30, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended April 30, 2022, UBS AM voluntarily waived $852,230 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a former board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, which resulted in him being an interested trustee of the Trust. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, Tax-Free Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value $23,390,061.

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by Tax-Free Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$3,073,650,718	$9,072,253,790
Withdrawals	(6,963,671,843)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(3,890,021,125)	$(7,719,748,147)

ESG Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$2,338,578,556	$1,132,688,561
Withdrawals	(1,480,823,859)	(596,344,267)
Net increase (decrease) in beneficial interest	$857,754,697	$536,344,294

Master Trust

Notes to financial statements

Government Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$118,340,152,475	$47,491,220,565
Withdrawals	(122,866,785,031)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(4,526,632,556)	$(8,951,448,030)

Treasury Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$56,066,375,618	$54,430,506,105
Withdrawals	(67,070,164,974)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(11,003,789,356)	$(2,157,669,635)

Prime CNAV Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$968,414,610	$5,114,679,407
Withdrawals	(3,511,625,044)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(2,543,210,434)	$(3,058,221,326)

Tax-Free Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$807,236,613	$402,602,443
Withdrawals	(738,163,647)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$69,072,966	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$151,105
Gross unrealized depreciation	(1,970,529)
Net unrealized appreciation/(depreciation)	$(1,819,424)

Master Trust

Notes to financial statements

ESG Prime Master Fund

Gross unrealized appreciation	$20,598
Gross unrealized depreciation	(355,913)
Net unrealized appreciation/(depreciation)	$(335,315)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily began waiving Government Master Fund’s management fee of 0.10% until July 31, 2022.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
ESG Prime Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Master Trust

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since January 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

UBS Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019- 2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM—Americas region since January 2022 (prior to which he was secretary (from 2004 until January 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

UBS Investor Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since June 2022) prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

S1149

UBS Preferred Funds

Annual Report  |  April 30, 2022

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

June 10, 2022

Dear Shareholder,

We present you with the annual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2022 (the “reporting period”).

Performance

The US Federal Reserve (the “Fed”) raised the federal funds rate in March 2022 from a range between 0.00% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The Fed also anticipates several additional rate hikes during the year. As a result, the yields on a number of short-term investments moved higher—as did many of the Funds’ yields—during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.36% on April 30, 2022, versus 0.03% as of April 30, 2021.

•	UBS Select ESG Prime Preferred Fund: 0.41% on April 30, 2022, versus 0.08% on April 30, 2021.

•	UBS Select Government Preferred Fund: 0.15% on April 30, 2022, versus 0.01% as of April 30, 2021.

•	UBS Select Treasury Preferred Fund: 0.28% on April 30, 2022, versus 0.01% April 30, 2021.

•	UBS Prime Preferred Fund: 0.36% on April 30, 2022, versus 0.02% as of April 30, 2021.

•	UBS Tax-Free Preferred Fund: 0.29% on April 30, 2022, versus 0.01% April 30, 2021.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q. How would you describe the economic environment during the reporting period?

A.

The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain issues, and central bank monetary policy tightening. Later in the

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Preferred Funds

reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was -1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Fed react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25%

and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank was also to begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1, 2022 (quantitative tightening).

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 49 days. By the end of the period on April 30, 2022, the Master Fund’s WAM was 21 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we increased the Master Fund’s exposure to repurchase agreements and, to a lesser extent, certificates of deposit. Conversely, we decreased its allocations to commercial paper and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select ESG Prime Preferred Fund invests was 51 days when the reporting period began. It was 17 days at period-end on April 30, 2022. At the security level, we increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. In contrast, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 34 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on April 30,

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Manager:

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

2022, it was 22 days. At the security level, we increased the Master Fund’s exposures to repurchase agreements and US government agency obligations. Conversely, we reduced its allocation to US Treasury obligations.

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 43 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 23 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements backed by Treasury obligations and significantly reduced its exposure to direct US Treasury obligations.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 53 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 22 days. Over the review period, we increased the Master Fund’s exposures to time deposits, repurchase agreements and certificates of deposit. Conversely, we decreased its exposure to commercial paper.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was 10 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 6 days. Over the review period, we reduced the Master Fund’s exposure to tax-exempt commercial paper and, to a small extent, to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Preferred Funds

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value[2] April 30, 2022	Expenses paid during period[3] 11/01/21 to 04/30/22	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,000.20	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.71	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,000.40	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.75	0.25	0.05

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,000.20	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,000.30	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.46	0.09

UBS Prime Preferred Fund
Actual	$1,000.00	$1,000.40	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,000.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.36%
Seven-day effective yield after fee waivers[1]	0.36
Seven-day current yield before fee waivers[1]	0.32
Seven-day effective yield before fee waivers[1]	0.32
Weighted average maturity[2]	21 days

UBS Select ESG Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.41%
Seven-day effective yield after fee waivers[1]	0.41
Seven-day current yield before fee waivers[1]	0.30
Seven-day effective yield before fee waivers[1]	0.30
Weighted average maturity[2]	17 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.15%
Seven-day effective yield after fee waivers[1]	0.15
Seven-day current yield before fee waivers[1]	0.11
Seven-day effective yield before fee waivers[1]	0.11
Weighted average maturity[2]	22 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.28%
Seven-day effective yield after fee waivers[1]	0.28
Seven-day current yield before fee waivers[1]	0.24
Seven-day effective yield before fee waivers[1]	0.24
Weighted average maturity[2]	23 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—April 30, 2022 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.36%
Seven-day effective yield after fee waivers[1]	0.36
Seven-day current yield before fee waivers[1]	0.32
Seven-day effective yield before fee waivers[1]	0.32
Weighted average maturity[2]	22 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.29%
Seven-day effective yield after fee waivers[1]	0.29
Seven-day current yield before fee waivers[1]	0.25
Seven-day effective yield before fee waivers[1]	0.24
Weighted average maturity[2]	6 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any accounts that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2022

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$1,096,265,457	$1,320,749,308	$1,182,170,709

Investments in Master Fund, at value	1,095,672,971	1,320,440,309	1,182,170,709
Receivable from affiliate	—	—	70,611
Total assets	1,095,672,971	1,320,440,309	1,182,241,320

Liabilities:
Dividends payable to shareholders	321,348	368,004	113,284
Payable to affiliate	33,994	29,715	—
Total liabilities	355,342	397,719	113,284

Net assets	$1,095,317,629	$1,320,042,590	$1,182,128,036
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,095,910,112	$1,320,364,165	$1,182,128,470
Distributable earnings (accumulated losses)	(592,483)	(321,575)	(434)
Net assets	$1,095,317,629	$1,320,042,590	$1,182,128,036
Shares outstanding	1,095,510,455	1,319,863,154	1,182,128,470
Net asset value per share	$0.9998	$1.0001	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

10

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2022

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$11,898,353,209	$342,843,169	$189,482,174

Investments in Master Fund, at value	11,898,353,209	342,843,169	189,482,174
Receivable from affiliate	—	—	19,309
Total assets	11,898,353,209	342,843,169	189,501,483

Liabilities:
Dividends payable to shareholders	2,343,447	87,210	10,698
Payable to affiliate	305,371	7,724	—
Total liabilities	2,648,818	94,934	10,698

Net assets	$11,895,704,391	$342,748,235	$189,490,785
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$11,895,708,315	$342,748,222	$189,490,751
Distributable earnings (accumulated losses)	(3,924)	13	34
Net assets	$11,895,704,391	$342,748,235	$189,490,785
Shares outstanding	11,895,708,315	342,748,222	189,490,796
Net asset value per share	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

11

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2022

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund	UBS Select Government Preferred Fund
Investment income:
Interest income allocated from Master Fund	$2,691,317	$1,332,429	$2,607,814
Expenses allocated from Master Fund	(1,362,082)	(722,793)	(3,259,878)
Expense waiver allocated from Master Fund	—	692,895	1,233,858
Net investment income allocated from Master Fund	1,329,235	1,302,531	581,794
Expenses:
Administration fees	1,069,754	561,662	2,579,711
Trustees fees	19,818	16,513	28,342
	1,089,572	578,175	2,608,053
Fee waivers by administrator	(547,502)	(289,090)	(2,538,356)
Net expenses	542,070	289,085	69,697
Net investment income (loss)	787,165	1,013,446	512,097
Net realized gain (loss) allocated from Master Fund	5,860	(12,577)	3,598
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(522,619)	(309,692)	—
Net increase (decrease) in net assets resulting from operations	$270,406	$691,177	$515,695

See accompanying notes to financial statements and the attached Master Trust financial statements.

12

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2022

	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund
Investment income:
Interest income allocated from Master Fund	$13,475,708	$1,196,754	$46,489
Expenses allocated from Master Fund	(13,707,911)	(699,032)	(35,436)
Expense waiver allocated from Master Fund	5,562,970	—	15,630
Net investment income allocated from Master Fund	5,330,767	497,722	26,683
Expenses:
Administration fees	10,898,321	542,924	15,215
Trustees fees	74,519	16,259	13,142
	10,972,840	559,183	28,357
Fee waivers by administrator	(10,061,382)	(294,365)	(24,156)
Net expenses	911,458	264,818	4,201
Net investment income (loss)	4,419,309	232,904	22,482
Net realized gain (loss) allocated from Master Fund	871	—	2
Net increase (decrease) in net assets resulting from operations	$4,420,180	$232,904	$22,484

See accompanying notes to financial statements and the attached Master Trust financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$787,165	$3,206,660
Net realized gain (loss) allocated from Master Fund	5,860	(193)
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(522,619)	(537,497)
Net increase (decrease) in net assets resulting from operations	270,406	2,668,970
Total distributions	(792,829)	(3,226,081)
Net increase (decrease) in net assets from beneficial interest transactions	(500,692,147)	(1,322,203,233)
Net increase (decrease) in net assets	(501,214,570)	(1,322,760,344)
Net assets:

Beginning of year	1,596,532,199	2,919,292,543
End of year	$1,095,317,629	$1,596,532,199

	UBS Select ESG Prime Preferred Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,013,446	$158,305
Net realized gain (loss) allocated from Master Fund	(12,577)	416
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(309,692)	(4,998)
Net increase (decrease) in net assets resulting from operations	691,177	153,723
Total distributions	(1,013,638)	(158,528)
Net increase (decrease) in net assets from beneficial interest transactions	920,293,121	392,639,810
Net increase (decrease) in net assets	919,970,660	392,635,005
Net assets:

Beginning of year	400,071,930	7,436,925
End of year	$1,320,042,590	$400,071,930

See accompanying notes to financial statements and the attached Master Trust financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$512,097	$4,299,442
Net realized gain (loss) allocated from Master Fund	3,598	132,423
Net increase (decrease) in net assets resulting from operations	515,695	4,431,865
Total distributions	(570,672)	(4,423,318)
Net increase (decrease) in net assets from beneficial interest transactions	(2,906,508,687)	(5,865,094,589)
Net increase (decrease) in net assets	(2,906,563,664)	(5,865,086,042)
Net assets:

Beginning of year	4,088,691,700	9,953,777,742
End of year	$1,182,128,036	$4,088,691,700

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$4,419,309	$10,436,525
Net realized gain (loss) allocated from Master Fund	871	(1)
Net increase (decrease) in net assets resulting from operations	4,420,180	10,436,524
Total distributions	(4,424,103)	(10,436,525)
Net increase (decrease) in net assets from beneficial interest transactions	(7,039,257,392)	3,010,044,347
Net increase (decrease) in net assets	(7,039,261,315)	3,010,044,346
Net assets:

Beginning of year	18,934,965,706	15,924,921,360
End of year	$11,895,704,391	$18,934,965,706

See accompanying notes to financial statements and the attached Master Trust financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$232,904	$1,652,429
Net realized gain (loss) allocated from Master Fund	—	2,218
Net increase (decrease) in net assets resulting from operations	232,904	1,654,647
Total distributions	(235,109)	(1,668,207)
Net increase (decrease) in net assets from beneficial interest transactions	(1,079,136,631)	160,657,155
Net increase (decrease) in net assets	(1,079,138,836)	160,643,595
Net assets:

Beginning of year	1,421,887,071	1,261,243,476
End of year	$342,748,235	$1,421,887,071

	UBS Tax-Free Preferred Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$22,482	$35,443
Net realized gain (loss) allocated from Master Fund	2	—
Net increase (decrease) in net assets resulting from operations	22,484	35,443
Total distributions	(22,495)	(35,443)
Net increase (decrease) in net assets from beneficial interest transactions	153,599,709	(244,351,518)
Net increase (decrease) in net assets	153,599,698	(244,351,518)
Net assets:

Beginning of year	35,891,087	280,242,605
End of year	$189,490,785	$35,891,087

See accompanying notes to financial statements and the attached Master Trust financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.0002	$1.0005	$1.0001	$1.0001	$1.0002
Net investment income (loss)	0.0006	0.0013	0.0186	0.0226	0.0137
Net realized and unrealized gain (loss)	(0.0004)	(0.0003)	0.0004	(0.0001)[1]	(0.0001)
Net increase (decrease) from operations	0.0002	0.0010	0.0190	0.0226	0.0136
Dividends from net investment income	(0.0006)	(0.0013)	(0.0186)	(0.0226)	(0.0137)
Distributions from net realized gains	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total dividends and distributions	(0.0006)	(0.0013)	(0.0186)	(0.0226)	(0.0137)
Net asset value, end of year	$0.9998	$1.0002	$1.0005	$1.0001	$1.0001
Total investment return[2]	0.02%	0.10%	1.92%	2.28%	1.37%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.12%	0.08%
Net investment income (loss)[3]	0.06%	0.15%	1.87%	2.29%	1.40%
Supplemental data:
Net assets, end of year (000’s)	$1,095,318	$1,596,532	$2,919,293	$2,751,367	$1,732,540

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Net asset value, beginning of period	$1.0005	$1.0007	$1.0000
Net investment income (loss)	0.0011	0.0018	0.0038
Net realized and unrealized gain (loss)	(0.0004)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0007	0.0016	0.0045
Dividends from net investment income	(0.0011)	(0.0018)	(0.0038)
Distributions from net realized gains	(0.0000)[2]	(0.0000)[2]	—
Total dividends and distributions	(0.0011)	(0.0018)	(0.0038)
Net asset value, end of period	$1.0001	$1.0005	$1.0007
Total investment return[3]	0.08%	0.16%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.04%	0.04%	0.04%[5]
Net investment income (loss)[4]	0.14%	0.12%	1.25%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,320,043	$400,072	$7,437

[1]	Commencement of operations.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.017	0.020	0.010
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.017	0.020	0.010
Dividends from net investment income	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.06%	1.70%	2.05%	1.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.06%	0.13%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.02%	0.07%	1.57%	2.03%	1.03%
Supplemental data:
Net assets, end of year (000’s)	$1,182,128	$4,088,692	$9,953,778	$3,609,757	$3,913,629

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.001	0.017	0.020	0.010
Net realized gain (loss)	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.001	0.017	0.020	0.010
Dividends from net investment income	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Distributions from net realized gains	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.001)	(0.017)	(0.020)	(0.010)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.06%	1.66%	2.06%	1.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.07%	0.11%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.03%	0.07%	1.50%	2.00%	1.04%
Supplemental data:
Net assets, end of year (000’s)	$11,895,704	$18,934,966	$15,924,921	$5,627,247	$9,248,153

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.001	0.018	0.023	0.013
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.001	0.001	0.018	0.023	0.013
Dividends from net investment income	(0.001)	(0.001)	(0.018)	(0.023)	(0.013)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.001)	(0.018)	(0.023)	(0.013)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.05%	0.13%	1.86%	2.23%	1.28%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.03%	0.14%	1.72%	2.21%	1.25%
Supplemental data:
Net assets, end of year (000’s)	$342,748	$1,421,887	$1,261,243	$554,709	$403,597

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.000 [1]	0.012	0.013	0.009
Net realized gain (loss)	0.000 [1]	—	—	—	—
Net increase (decrease) from operations	0.000 [1]	0.000 [1]	0.012	0.013	0.009
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.012)	(0.013)	(0.009)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	0.02%	1.19%	1.34%	0.87%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.07%	0.12%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	0.06%	0.03%	1.12%	1.28%	0.89%
Supplemental data:
Net assets, end of year (000’s)	$189,491	$35,891	$280,243	$406,314	$1,263,859

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

22

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (22.19% for Prime Preferred Fund, 89.86% for ESG Prime Preferred Fund, 27.51% for Government Preferred Fund, 54.88% for Treasury Preferred Fund, 17.96% for Prime CNAV Preferred Fund, and 21.44% for Tax-Free Preferred Fund at April 30, 2022).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended April 30, 2022, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which

24

UBS Preferred Funds

Notes to financial statements

may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At April 30, 2022, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Preferred Fund	$72,122
ESG Prime Preferred Fund	72,018
Government Preferred Fund	38,483
Treasury Preferred Fund	708,658
Prime CNAV Preferred Fund	19,062
Tax-Free Preferred Fund	4,382

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At April 30, 2022, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

25

UBS Preferred Funds

Notes to financial statements

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds, including expenses allocated from Master Funds, do not exceed 0.14% through August 31, 2022 for each of the Funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At April 30, 2022, UBS AM owed the Funds and for the period ended April 30, 2022, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$38,128	$544,796
ESG Prime Preferred Fund	42,303	289,090
Government Preferred Fund	40,422	1,304,073
Treasury Preferred Fund	403,287	5,486,501
Prime CNAV Preferred Fund	11,338	279,598
Tax-Free Preferred Fund	13,218	14,180

In addition, UBS AM may voluntarily undertake to waive fees in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2022, UBS AM owed the Funds and for the period ended April 30, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$—	$2,706
Government Preferred Fund	68,672	1,234,283
Treasury Preferred Fund	—	4,574,881
Prime CNAV Preferred Fund	—	14,767
Tax-Free Preferred Fund	10,473	9,976

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2022 and April 30, 2021 were as follows:

Prime Preferred Fund

	For the year ended April 30, 2022:
	Shares	Amount
Shares sold	2,104,638,847	$2,104,889,987
Shares repurchased	(2,605,795,524)	(2,606,096,350)
Dividends reinvested	514,205	514,216
Net increase (decrease)	(500,642,472)	$(500,692,147)

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	4,833,018,729	$4,834,744,587
Shares repurchased	(6,158,640,546)	(6,160,769,475)
Dividends reinvested	3,820,016	3,821,655
Net increase (decrease)	(1,321,801,801)	$(1,322,203,233)

26

UBS Preferred Funds

Notes to financial statements

ESG Prime Preferred Fund

	For the year ended April 30, 2022:
	Shares	Amount
Shares sold	2,383,868,261	$2,384,656,777
Shares repurchased	(1,464,440,601)	(1,464,930,918)
Dividends reinvested	567,073	567,262
Net increase (decrease)	919,994,733	$920,293,121

	For the year ended April 30, 2021:
	Shares	Amount
Shares sold	569,523,852	$569,816,703
Shares repurchased	(177,213,823)	(177,303,716)
Dividends reinvested	126,758	126,823
Net increase (decrease)	392,436,787	$392,639,810

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the years ended April 30,
	2022	2021
Shares sold	114,562,195,013	151,039,929,375
Shares repurchased	(117,468,958,268)	(156,908,575,455)
Dividends reinvested	254,568	3,551,491
Net increase (decrease) in shares outstanding	(2,906,508,687)	(5,865,094,589)

Treasury Preferred Fund

	For the years ended April 30,
	2022	2021
Shares sold	54,025,986,478	87,847,403,994
Shares repurchased	(61,067,159,548)	(84,848,189,244)
Dividends reinvested	1,915,678	10,829,597
Net increase (decrease) in shares outstanding	(7,039,257,392)	3,010,044,347

Prime CNAV Preferred Fund

	For the years ended April 30,
	2022	2021
Shares sold	678,996,581	3,726,373,031
Shares repurchased	(1,758,292,049)	(3,567,882,356)
Dividends reinvested	158,837	2,166,480
Net increase (decrease) in shares outstanding	(1,079,136,631)	160,657,155

27

UBS Preferred Funds

Notes to financial statements

Tax-Free Preferred Fund

	For the years ended April 30,
	2022	2021
Shares sold	289,136,862	60,676,979
Shares repurchased	(135,543,647)	(305,167,663)
Dividends reinvested	6,494	139,166
Net increase (decrease) in shares outstanding	153,599,709	(244,351,518)

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2022 and April 30, 2021 were as follows:

	2022			2021
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains	Tax-exampt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Preferred Fund	$—	$792,829	$—	$—	$3,226,081	$—
UBS Select ESG Prime Preferred Fund	—	1,013,638	—	—	158,528	—
UBS Select Government Preferred Fund	—	569,994	678	—	4,423,318	—
UBS Select Treasury Preferred Fund	—	4,419,309	4,794	—	10,436,525	—
UBS Prime CNAV Preferred Fund	—	235,109	—	—	1,668,207	—
UBS Tax-Free Preferred Fund	22,495	—	—	35,443	—	—

At April 30, 2022, components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Select Prime Preferred Fund	$—	$321,351	$—	$—	$(592,486)	$(321,348)	$(592,483)
UBS Select ESG Prime Preferred Fund	—	368,003	—	(12,575)	(308,999)	(368,004)	(321,575)
UBS Select Government Preferred Fund	—	112,850	—	—	—	(113,284)	(434)
UBS Select Treasury Preferred Fund	—	2,343,447	—	(3,924)	—	(2,343,447)	(3,924)
UBS Select Prime CNAV Preferred Fund	—	87,223	—	—	—	(87,210)	13
UBS Select Tax-Free Preferred Fund	10,731	—	2	—	—	(10,699)	34

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

28

UBS Preferred Funds

Notes to financial statements

At April 30, 2022, the following Fund had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS Select ESG Prime Preferred Fund	$12,575	$—	$12,575

During the fiscal year ended April 30, 2022, the following Funds had capital loss carryforwards utilized:

Capital loss carryforwards utilized
UBS Select Prime Preferred Fund	$192
UBS Select Treasury Preferred Fund	1

Qualified late year ordinary losses and post-October capital losses are deemed to arise on the first business day of a Fund’s next taxable year. For the fiscal year ended April 30, 2022, the following Fund incurred and elected to defer qualified late year ordinary losses and post-October capital losses of the following amounts:

	Post October capital loss
Fund	Late year ordinary loss	Short-term losses	Long-term losses
UBS Select Treasury Preferred Fund	$—	$3,924	$—

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily started waiving its 0.10% master fund level fee in order to voluntarily reduce UBS Select Government Preferred Fund’s expenses by 0.10% until July 31, 2022.

29

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund, and UBS Tax-Free Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (collectively referred to as the “Funds”), (six of the funds comprising UBS Series Funds (the “Trust”) , as of April 30, 2022, including the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting UBS Series Funds) at April 30, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Prime Preferred Fund UBS Tax-Free Preferred Fund UBS Select Government Preferred Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
UBS Select ESG Prime Preferred Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022 and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits

30

UBS Preferred Funds

Report of independent registered public accounting firm

also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

31

UBS Preferred Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust - ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2022:

Fund	Qualified interest income	Qualified short term capital gains
Prime Preferred Fund	$354,093	$2,549
ESG Prime Preferred Fund	435,467	83
Government Preferred Fund	512,097	57,897
Treasury Preferred Fund	4,197,182	—
Prime CNAV Preferred Fund	104,665	997

32

Master Trust

Annual Report  |  April 30, 2022

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

34

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2021	Ending account value April 30, 2022	Expenses paid during period 11/01/21 to 04/30/22[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,000.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.00	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.95	0.05	0.01

Government Master Fund
Actual	$1,000.00	$1,000.20	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

Treasury Master Fund
Actual	$1,000.00	$1,000.40	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.40	0.08

Prime CNAV Master Fund
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.50	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.65	0.35	0.07

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 364 (to reflect the one-half year period).

35

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	17.3%
Canada	6.9
Singapore	5.8
Australia	4.0
Sweden	3.9
Total	37.9%

Portfolio composition[2]
Commercial paper	53.1%
Repurchase agreements	30.0
Certificates of deposit	11.6
Time deposits	5.3
Other assets in excess of liabilities	0.0 †
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

†	Amount represents less than 0.05% or (0.05%).
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

36

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.1%
Canada	6.7
Singapore	6.1
Japan	5.4
France	4.9
Total	48.2%

Portfolio composition[2]
Commercial paper	47.8%
Repurchase agreements	36.8
Certificates of deposit	9.9
Time deposits	5.4
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Portfolio’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

37

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Government Master Fund
Characteristics
Weighted average maturity[1]	22 days

Portfolio composition[2]
U.S. government agency obligations	38.9%
Repurchase agreements	31.3
U.S. Treasury obligations	30.7
Liabilities in excess of other assets	(0.9)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

38

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	23 days

Portfolio composition[2]
U.S. Treasury obligations	52.2%
Repurchase agreements	49.2
Liabilities in excess of other assets	(1.4)
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

39

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	22 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	24.7%
Canada	10.4
Singapore	8.3
France	6.2
Sweden	5.4
Total	55.0%

Portfolio composition[2]
Commercial paper	62.0%
Repurchase agreements	16.1
Time deposits	11.2
Certificates of deposit	10.6
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

40

Master Trust

Portfolio characteristics at a glance—April 30, 2022 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds	89.9%
Tax-exempt commercial paper	5.6
Other assets in excess of liabilities	4.5
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

41

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—11.6%
Banking-non-U.S.—10.5%
Bank of Montreal 0.200%, due 07/13/22	$19,000,000	$18,967,939
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	25,000,000	25,010,362
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	33,000,000	32,799,814
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	24,998,459
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	25,000,000	24,988,150
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,998,035
SOFR + 0.480%, 0.760%, due 05/02/22[1]	32,000,000	32,014,655
SOFR + 0.510%, 0.790%, due 05/02/22[1]	20,000,000	20,009,568
Norinchukin Bank 0.250%, due 05/09/22	24,000,000	23,998,290
SOFR + 0.370%, 0.650%, due 05/02/22[1]	50,000,000	50,006,765
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	19,000,000	19,007,888
SOFR + 0.480%, 0.760%, due 05/02/22[1]	25,000,000	25,008,385
Sumitomo Mitsui Banking Corp.
SOFR + 0.500%, 0.780%, due 05/02/22[1]	20,000,000	20,011,659
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	27,000,000	26,986,861
SOFR + 0.320%, 0.600%, due 05/02/22[1]	25,000,000	24,999,536
Svenska Handelsbanken
SOFR + 0.250%, 0.530%, due 05/02/22[1]	20,000,000	19,973,169
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,996,619
SOFR + 0.430%, 0.710%, due 05/02/22[1]	26,000,000	26,002,792
Toronto Dominion Bank 0.530%, due 05/02/22	27,000,000	26,959,179
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	25,000,000	25,000,000

		516,738,125

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,994,977

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-U.S.—(concluded)
SOFR + 0.450%, 0.730%, due 05/02/22[1]	$31,000,000	$31,014,078

		56,009,055
Total certificates of deposit (cost—$572,977,475)		572,747,180

Commercial paper—53.1%
Asset-backed-miscellaneous—15.2%
Albion Capital Corp. 0.680%, due 05/20/22	35,000,000	34,985,504
Antalis SA 1.150%, due 07/13/22	32,000,000	31,924,667
Barton Capital SA 0.600%, due 05/05/22	62,000,000	61,995,826
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	50,000,000	49,863,903
Fairway Finance Co. LLC 0.300%, due 05/03/22	22,000,000	21,999,113
Gotham Funding Corp. 1.040%, due 07/13/22	38,000,000	37,905,396
LMA Americas LLC 0.230%, due 05/06/22	32,000,000	31,997,387
0.560%, due 05/09/22	23,000,000	22,996,786
0.960%, due 06/17/22	25,000,000	24,969,613
1.200%, due 07/22/22	24,000,000	23,930,448
1.200%, due 07/26/22	41,000,000	40,870,312
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	42,000,000	42,000,000
0.570%, due 06/10/22	25,000,000	24,984,563
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,002
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	41,000,000	41,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	25,000,000	24,991,489
Thunder Bay Funding LLC 0.570%, due 06/09/22	22,000,000	21,986,763
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	32,000,000	32,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	40,000,000	40,000,000
Victory Receivables Corp. 0.960%, due 06/22/22	25,000,000	24,961,750
1.030%, due 07/11/22	38,000,000	37,908,766

		748,272,288

Banking-non-U.S.—36.0%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	31,000,000	30,878,356

42

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	$27,000,000	$26,962,038
SOFR + 0.500%, 0.780%, due 05/02/22[1]	26,000,000	26,013,869
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	41,000,000	40,997,260
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	28,000,000	27,982,417
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,013,681
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	25,000,000	25,000,000
Banque et Caisse d Epargne de I Etat 0.930%, due 07/07/22	37,450,000	37,378,867
Barclays Bank PLC 1.020%, due 06/22/22	40,000,000	39,943,840
BNZ International Funding Ltd. 0.300%, due 07/01/22	30,000,000	29,950,755
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	33,000,000	32,988,262
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	28,000,000	27,715,305
Commonwealth Bank of Australia 0.265%, due 10/14/22	24,000,000	23,810,272
0.300%, due 10/21/22	31,000,000	30,736,285
DBS Bank Ltd. 0.300%, due 06/02/22	24,000,000	23,982,456
0.300%, due 06/03/22	30,000,000	29,977,250
0.900%, due 06/23/22	40,000,000	39,944,572
0.970%, due 07/12/22	25,000,000	24,944,757
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	170,000,000	169,994,815
Erste Finance Delaware LLC 0.330%, due 05/02/22	18,000,000	17,999,466
Erste Finance LLC 0.330%, due 05/04/22	140,000,000	139,992,359
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	25,000,000	24,933,375
Mizuho Bank Ltd. 0.260%, due 05/10/22	15,000,000	14,997,502
0.280%, due 05/18/22	30,000,000	29,989,281
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	28,000,000	28,000,910
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	25,000,000	24,996,767
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	26,000,000	26,013,219
National Bank of Canada 0.175%, due 05/20/22	21,000,000	20,991,793
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	25,000,000	25,000,000

	Face Amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Nationwide Building Society 0.360%, due 05/03/22	$15,000,000	$14,999,343
Nordea Bank Abp 0.330%, due 07/08/22	30,000,000	29,940,500
1.030%, due 07/21/22	31,000,000	30,919,665
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,255
0.355%, due 05/06/22	45,000,000	44,995,188
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	31,000,000	30,947,974
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	31,000,000	30,993,222
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	25,000,000	24,985,057
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	31,000,000	31,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	25,000,000	25,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	25,000,000	25,010,679
Svenska Handelsbanken AB 0.330%, due 07/05/22	30,000,000	29,943,776
0.350%, due 07/11/22	30,000,000	29,936,794
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	25,000,000	24,997,104
Toronto Dominion Bank 0.240%, due 05/05/22	45,000,000	44,996,858
0.310%, due 05/05/22	49,000,000	48,996,578
United Overseas Bank Ltd. 0.170%, due 06/01/22	35,000,000	34,975,681
0.220%, due 05/03/22	44,000,000	43,998,171
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	27,000,000	27,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	34,000,000	33,826,406
0.270%, due 10/12/22	33,000,000	32,747,251
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	31,000,000	30,978,318
0.400%, due 07/11/22	26,000,000	25,943,376

		1,779,260,925

Banking-U.S.—1.9%
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	33,000,000	32,987,141
Cooperatieve Rabobank UA 0.160%, due 05/06/22	29,000,000	28,997,631
0.310%, due 06/22/22	30,000,000	29,961,030

		91,945,802
Total commercial paper (cost—$2,621,068,144)		2,619,479,015

43

Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Time deposits—5.3%
Banking-non-U.S.—5.3%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$160,000,000	$160,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	89,000,000	89,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	15,000,000	15,000,000
Total time deposits (cost—$264,000,000)		264,000,000

Repurchase agreements—30.0%
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $216,062,853 Federal Home Loan Mortgage Corp. obligations, 1.500% to 6.559% due 05/27/31 to 04/01/52 and $295,061,171 Federal National Mortgage Association obligations, 1.500% to 6.500% due 12/01/27 to 09/01/57; (value—$307,686,584); proceeds: $300,007,500	300,000,000	300,000,000
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $196,346,009 various asset-backed convertible bonds, 0.125% to 10.000% due 07/01/22 to 11/30/46; (value—$187,923,671); proceeds: $175,006,563	175,000,000	175,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $340,955,200 U.S. Treasury Note, 0.250% due 05/15/24; (value—$325,008,215); proceeds: $325,008,125	325,000,000	325,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $68,060,515 Federal Home Loan Mortgage Corp. obligations, 3.000% to 5.000% due 09/01/33 to 11/01/48 and $143,605,325 Federal National Mortgage Association obligations, 1.132% to 4.500% due 04/01/27 to 03/01/52; (value—$127,500,000); proceeds: $125,003,125	125,000,000	125,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $73,835,923 various asset-backed convertible bonds, zero coupon to 6.750% due 05/15/23 to 12/01/56; (value—$60,973,148); proceeds: $54,023,925[3]	54,000,000	54,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.550% due 05/06/22, collateralized by $61,740,808 various asset-backed convertible bonds, zero coupon to 10.950% due 04/30/22 to 03/27/69; (value—$83,697,184); proceeds: $75,838,750[3]	$75,000,000	$75,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.33%, 0.650% due 05/06/22, collateralized by $67,352,000 various asset-backed convertible bonds, zero coupon to 6.000% due 10/15/23 to 12/15/26; (value—$57,500,611); proceeds: $50,026,181[3]	50,000,000	50,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 05/02/22, collateralized by $2,459,711,206, Government National Mortgage Association obligations, 4.000% due 12/20/41 to 01/20/42; (value—$204,000,000); proceeds: $200,005,000	200,000,000	200,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $124,158,506 various asset-backed convertible bonds, zero coupon to 9.250% due 11/16/22 to 12/31/99 and $11,309,928 shares of various equity securities; (value—$186,147,561); proceeds: $175,136,743[3]	175,000,000	175,000,000
Total repurchase agreements (cost—$1,479,000,000)		1,479,000,000
Total investments (cost—$4,937,045,619 which approximates cost for federal income tax purposes)—100.0%		4,935,226,195

Other assets in excess of liabilities—0.0%†		1,632,792
Net assets—100.0%		$4,936,858,987

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

44

Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$572,747,180	$—	$572,747,180
Commercial paper	—	2,619,479,015	—	2,619,479,015
Time deposits	—	264,000,000	—	264,000,000
Repurchase agreements	—	1,479,000,000	—	1,479,000,000
Total	$—	$4,935,226,195	$—	$4,935,226,195

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $649,981,476, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

45

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—9.9%
Banking-non-U.S.—8.5%
Bank of Montreal 0.200%, due 06/23/22	$3,000,000	$2,996,848
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,995,233
Bank of Nova Scotia
SOFR + 0.250%, 0.530%, due 05/02/22[1]	4,000,000	3,993,490
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	5,000,000	5,002,072
Canadian Imperial Bank of Commerce
SOFR + 0.160%, 0.440%, due 05/02/22[1]	5,000,000	4,998,641
SOFR + 0.480%, 0.760%, due 05/02/22[1]	5,000,000	4,999,692
Mizuho Bank Ltd.
SOFR + 0.160%, 0.440%, due 05/02/22[1]	4,000,000	3,998,542
MUFG Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	5,000,000	4,997,630
SOFR + 0.380%, 0.660%, due 05/02/22[1]	5,000,000	5,000,435
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,607
SOFR + 0.370%, 0.650%, due 05/02/22[1]	7,000,000	6,999,188
SOFR + 0.510%, 0.790%, due 05/02/22[1]	4,000,000	4,001,913
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.440%, 0.720%, due 05/02/22[1]	4,000,000	4,001,661
Royal Bank of Canada
SOFR + 0.220%, 0.500%, due 05/02/22[1]	5,000,000	4,991,613
Sumitomo Mitsui Banking Corp.
SOFR + 0.180%, 0.460%, due 05/02/22[1]	5,000,000	4,998,346
SOFR + 0.330%, 0.610%, due 05/02/22[1]	5,000,000	5,000,222
SOFR + 0.400%, 0.680%, due 05/02/22[1]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	7,000,000	6,996,594
SOFR + 0.320%, 0.600%, due 05/02/22[1]	7,000,000	6,999,870
Svenska Handelsbanken
SOFR + 0.150%, 0.430%, due 05/02/22[1]	4,000,000	4,000,130
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,324
SOFR + 0.430%, 0.710%, due 05/02/22[1]	6,000,000	6,000,644

	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	$5,000,000	$4,999,776
Toronto Dominion Bank 0.530%, due 05/02/22	5,000,000	4,992,441
Westpac Banking Corp.
SOFR + 0.470%, 0.750%, due 05/02/22[1]	4,000,000	4,000,000

		123,963,912

Banking-U.S.—1.4%
Cooperatieve Rabobank UA
SOFR + 0.150%, 0.430%, due 05/02/22[1]	5,000,000	4,998,075
SOFR + 0.200%, 0.480%, due 05/02/22[1]	5,000,000	4,994,610
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,998,995
SOFR + 0.450%, 0.730%, due 05/02/22[1]	6,000,000	6,002,725

		20,994,405
Total Certificates of deposit (cost—$144,995,495)		144,958,317

Commercial paper—47.8%
Asset-backed-miscellaneous—17.0%
Albion Capital Corp. 0.680%, due 05/20/22	5,000,000	4,997,929
Antalis SA 1.150%, due 07/13/22	8,000,000	7,981,167
1.200%, due 07/21/22	10,000,000	9,972,218
Atlantic Asset Securitization LLC 0.310%, due 05/02/22	1,500,000	1,499,955
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	4,000,000	4,000,000
Barton Capital SA 0.320%, due 05/02/22	15,000,000	14,999,554
0.600%, due 05/05/22	14,000,000	13,999,057
1.070%, due 07/06/22	6,000,000	5,987,794
Cancara Asset Securitisation LLC 1.100%, due 07/20/22	10,000,000	9,972,781
1.180%, due 07/25/22	10,000,000	9,969,985
Fairway Finance Co. LLC 0.300%, due 05/03/22	4,000,000	3,999,839
0.370%, due 05/24/22	10,000,000	9,994,986
Gotham Funding Corp. 1.040%, due 07/13/22	10,000,000	9,975,104
LMA-Americas LLC 0.230%, due 05/06/22	4,000,000	3,999,673
0.230%, due 05/12/22	3,000,000	2,999,366
0.560%, due 05/09/22	4,000,000	3,999,441
1.200%, due 07/26/22	9,000,000	8,971,532
1.220%, due 08/04/22	12,000,000	11,956,350
Old Line Funding LLC
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	8,000,000	8,000,000

46

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
0.570%, due 06/10/22	$5,000,000	$4,996,913
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.470%, 0.750%, due 05/02/22[1,2]	9,000,000	9,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	7,000,000	6,997,617
Starbird Funding Corp. 0.320%, due 05/02/22	20,000,000	19,999,405
Thunder Bay Funding LLC 0.570%, due 06/09/22	6,000,000	5,996,390
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	6,000,000	6,000,000
Victory Receivables Corp. 0.390%, due 05/04/22	15,000,000	14,999,190
1.030%, due 07/11/22	10,000,000	9,975,991

		250,242,237

Banking-non-U.S.—28.7%
ANZ New Zealand International Ltd. 0.340%, due 08/15/22	4,000,000	3,984,304
Australia & New Zealand Banking Group Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	4,996,681
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	8,000,000	7,988,752
Bank of Nova Scotia 0.200%, due 09/16/22	5,000,000	4,972,331
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	3,000,000	2,999,800
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	3,997,488
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	5,000,000	5,002,736
Barclays Bank PLC,
Series 10-1, SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	4,998,304
0.530%, due 05/05/22	5,000,000	4,999,658
1.020%, due 06/22/22	8,000,000	7,988,768
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,998,577
Canadian Imperial Bank of Commerce 0.240%, due 05/04/22	2,500,000	2,499,842
0.350%, due 11/03/22	4,000,000	3,959,329

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Commonwealth Bank of Australia 0.265%, due 10/14/22	$3,000,000	$2,976,284
0.300%, due 10/21/22	4,000,000	3,965,972
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	5,000,000	5,000,074
DBS Bank Ltd. 0.300%, due 06/02/22	3,000,000	2,997,807
0.900%, due 06/23/22	8,000,000	7,988,914
0.970%, due 07/12/22	9,000,000	8,980,113
1.220%, due 07/27/22	10,000,000	9,969,839
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	37,000,000	36,998,871
Erste Finance LLC 0.330%, due 05/04/22	24,000,000	23,998,690
Mitsubishi UFJ Trust & Banking Corp. 0.320%, due 05/05/22	8,000,000	7,999,436
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	3,500,000	3,500,114
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	5,000,000	4,999,353
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,003,050
National Bank of Canada 0.170%, due 05/20/22	4,000,000	3,998,437
0.290%, due 05/18/22	3,604,000	3,602,769
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	5,000,000	4,998,252
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,100
SOFR + 0.200%, 0.480%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,562
Nordea Bank Abp 0.330%, due 07/08/22	4,000,000	3,992,067
1.030%, due 07/21/22	6,000,000	5,984,451
NRW Bank 0.300%, due 05/03/22	5,000,000	4,999,752
0.355%, due 05/06/22	20,000,000	19,997,861
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	4,000,000	3,993,287
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	4,000,000	3,999,125
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	4,000,000	4,000,000
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,992,138
Royal Bank of Canada 0.210%, due 07/12/22	3,000,000	2,992,637
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	5,000,000	5,000,000

47

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(concluded)
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	$5,000,000	$4,997,995
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	5,000,000	4,997,011
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	8,000,000	8,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.300%, due 05/06/22	4,100,000	4,099,673
1.016%, due 06/28/22	5,000,000	4,991,333
1.160%, due 07/18/22	10,000,000	9,973,489
1.270%, due 08/04/22	5,000,000	4,982,540
Svenska Handelsbanken AB 0.350%, due 07/11/22	4,000,000	3,991,573
0.360%, due 08/09/22	2,000,000	1,993,075
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	5,000,000	5,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	5,000,000	4,999,421
Toronto Dominion Bank 0.240%, due 05/05/22	3,000,000	2,999,791
0.310%, due 05/03/22	10,000,000	9,999,582
0.310%, due 05/05/22	7,000,000	6,999,511
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	5,000,000	5,000,000
United Overseas Bank Ltd. 0.165%, due 06/01/22	4,000,000	3,997,221
0.220%, due 05/03/22	3,000,000	2,999,875
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	7,000,000	7,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	4,000,000	4,000,000
1.200%, due 07/26/22	10,000,000	9,970,887
Westpac Banking Corp. 0.195%, due 09/07/22	4,500,000	4,477,435
0.270%, due 10/12/22	4,000,000	3,969,364
Westpac Securities NZ Ltd.
0.280%, due 06/01/22	4,000,000	3,997,202
0.400%, due 07/11/22	3,000,000	2,993,467

		421,742,970

Banking-U.S.—2.1%
Collateralized Commercial Paper FLEX Co. LLC
SOFR + 0.240%, 0.520%, due 05/02/22[1,2]	5,000,000	4,995,494
SOFR + 0.250%, 0.530%, due 05/02/22[1,2]	5,000,000	4,995,790
Collateralized Commercial Paper V Co. LLC 0.200%, due 05/20/22	4,000,000	3,998,441
0.370%, due 06/23/22	5,000,000	4,992,720
SOFR + 0.490%, 0.770%, due 05/02/22[1]	5,000,000	5,002,359

	Face Amount	Value
Commercial paper— (concluded)
Banking-U.S.—(concluded)
Cooperatieve Rabobank UA 0.160%, due 05/06/22	$3,000,000	$2,999,755
0.310%, due 06/22/22	4,000,000	3,994,804

		30,979,363
Total commercial paper (cost—$703,262,707)		702,964,570

Time deposits—5.4%
Banking-non-U.S.—5.4%
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	25,000,000	25,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	55,000,000	55,000,000
Total time deposits (cost—$80,000,000)		80,000,000

Repurchase agreements—36.8%
Repurchase agreement dated 04/01/22 with JP Morgan, OBFR + 0.33%, 0.650% due 06/03/22, collateralized by $1,583,236 various asset-backed convertible bonds, zero coupon to 4.566% due 07/15/24 to 09/15/29; (value—$1,123,489); proceeds: $1,000,524[3]	1,000,000	1,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.970% due 08/02/22, collateralized by $29,324,000 various asset-backed convertible bonds zero coupon to 0.375% due 06/15/26 to 12/01/26; (value—$26,750,177); proceeds: $25,019,535)[3]	25,000,000	25,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $144,693,000 U.S. Treasury Bonds, 2.750% to 2.875% due 08/15/47 to 05/15/49 and $214,882,000 U.S. Treasury Notes, 0.250% to 2.875% due 05/15/24 to 09/30/28; (value—$346,800,005); proceeds: $340,008,500	340,000,000	340,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $381,852,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/44 to 02/15/51; (value—$177,480,003); proceeds: $174,003,915	174,000,000	174,000,000
Total repurchase agreements (cost—$540,000,000)		540,000,000
Total investments (cost—$1,468,258,202 which approximates cost for federal income tax purposes)—99.9%		1,467,922,887

Other assets in excess of liabilities—0.1%		1,510,678
Net assets—100.0%		$1,469,433,565

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

48

ESG Prime Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$144,958,317	$—	$144,958,317
Commercial paper	—	702,964,570	—	702,964,570
Time deposits	—	80,000,000	—	80,000,000
Repurchase agreements	—	540,000,000	—	540,000,000
Total	$—	$1,467,922,887	$—	$1,467,922,887

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $194,469,082, represented 13.2% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

49

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. government agency obligations—38.9%
Federal Farm Credit Bank 0.060%, due 06/07/22[1]	$63,000,000	$62,996,220
0.070%, due 08/10/22	37,000,000	36,999,903
0.070%, due 08/19/22	40,000,000	39,998,978
SOFR + 0.013%, 0.293%, due 05/02/22[2]	62,000,000	61,999,999
SOFR + 0.025%, 0.305%, due 05/02/22[2]	105,000,000	105,000,000
SOFR + 0.030%, 0.310%, due 05/02/22[2]	63,000,000	63,000,000
SOFR + 0.035%, 0.315%, due 05/02/22[2]	52,000,000	52,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	40,000,000	40,000,000
SOFR + 0.050%, 0.330%, due 05/02/22[2]	23,000,000	23,000,000
SOFR + 0.055%, 0.335%, due 05/02/22[2]	5,500,000	5,500,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp.
SOFR + 0.025%, 0.305%, due 05/02/22[2]	127,000,000	126,983,336
SOFR + 0.050%, 0.330%, due 05/02/22[2]	7,000,000	7,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	5,000,000	5,000,000
SOFR + 0.070%, 0.350%, due 05/02/22[2]	18,000,000	18,000,000
Federal Home Loan Bank 0.210%, due 12/12/22	43,000,000	43,000,000
SOFR + 0.010%, 0.290%, due 05/02/22[2]	379,000,000	379,000,000
SOFR + 0.040%, 0.320%, due 05/02/22[2]	50,000,000	50,000,000
SOFR + 0.060%, 0.340%, due 05/02/22[2]	25,000,000	25,000,000
SOFR + 0.090%, 0.370%, due 05/02/22[2]	46,000,000	46,000,000
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.375%, due 05/02/22[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.380%, due 05/02/22[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.470%, due 05/02/22[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.180%, 0.460%, due 05/02/22[2]	115,000,000	115,000,000
Total U.S. government agency obligations (cost—$1,670,478,436)		1,670,478,436

U.S. Treasury obligations—30.7%
U.S. Cash Management Bill 0.152%, due 05/10/22[3]	78,000,000	77,997,400
0.203%, due 05/17/22[3]	83,000,000	82,993,083
0.279%, due 05/24/22[3]	75,000,000	74,987,396
0.982%, due 08/16/22[3]	46,000,000	45,869,296
1.130%, due 08/30/22[3]	42,000,000	41,845,895

	Face Amount	Value

U.S. Treasury obligations—(concluded)
U.S. Treasury Bills 0.066%, due 05/05/22[3]	$84,000,000	$83,999,545
0.066%, due 05/12/22[3]	85,000,000	84,998,465
0.066%, due 05/19/22[3]	86,000,000	85,997,360
0.072%, due 05/26/22[3]	85,000,000	84,995,977
0.080%, due 08/11/22[3]	35,000,000	34,992,292
0.091%, due 06/02/22[3]	79,000,000	78,993,878
0.107%, due 06/09/22[3]	79,000,000	78,991,244
0.223%, due 07/07/22[3]	78,000,000	77,968,540
0.279%, due 07/14/22[3]	80,000,000	79,955,389
0.371%, due 07/21/22[3]	37,000,000	36,969,989
0.874%, due 07/21/22[3]	43,000,000	42,917,822
0.904%, due 07/28/22[3]	63,000,000	62,864,498
U.S. Treasury Notes 0.125%, due 08/31/22	39,000,000	39,005,672
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22[2]	70,000,000	70,000,000
1.500%, due 09/15/22	53,000,000	53,279,376
Total U.S. Treasury obligations (cost—$1,319,623,117)		1,319,623,117

Repurchase agreements—31.3%
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, OBFR + 0.22%, 0.440% due 07/28/22, collateralized by $116,258,128 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 02/25/38 to 09/25/54 and $137,656,640 Government National Mortgage Association obligations, 3.500% to 5.510% due 05/20/50 to 01/20/52; (value— $103,000,000); proceeds: $100,035,444[4]	100,000,000	100,000,000
Repurchase agreement dated 04/01/22 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.290% due 05/06/22, collateralized by $302,720,438 Federal National Mortgage Association obligations, 1.500% to 4.500% due 07/01/26 to 06/01/56; (value—$204,000,000); proceeds: $200,046,722[4]	200,000,000	200,000,000
Repurchase agreement dated 04/29/22 with Toronto-Dominion Bank, 0.300% due 05/02/22, collateralized by $188,585 Federal Home Loan Mortgage Corp. obligation, 3.500% due 03/15/43 and $126,344,454 Federal National Mortgage Association obligations, 2.000% to 4.000% due 11/25/44 to 08/25/51 and; (value— $102,000,001); proceeds: $100,002,500	100,000,000	100,000,000
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 0.310% due 06/03/22, collateralized by $5,695,000 Federal Home Loan Mortgage Corp. obligations, 1.566% to 3.424% due 06/25/27 to 04/25/32 and $116,101,712 Government National Mortgage Association obligations, 1.500% to 4.000% due 03/20/41 to 10/16/63; (value—$102,000,000); proceeds: $100,025,833[4]	100,000,000	100,000,000

50

Government Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities Americas, Inc., 0.300% due 05/02/22, collateralized by $41,003,199 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/15/40 to 10/25/51 and $232,947,165 Federal National Mortgage Association obligations, zero coupon to 3.500% due 10/25/33 to 02/25/52; (value—$127,500,000); proceeds: $125,003,125	$125,000,000	$125,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp., 0.240% due 05/02/22, collateralized by $456,021,200 U.S Treasury Bills, zero coupon due 08/02/22 to 08/09/22; (value— $454,920,032); proceeds: $446,008,920	446,000,000	446,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.300% due 05/02/22, collateralized by $236,217,504 Federal Home Loan Mortgage Corp. obligations, 1.862% to 6.000% due 01/01/26 to 04/01/52 and $604,308,033 Federal National Mortgage Association obligations, 1.500% to 7.500% due 06/01/27 to 04/01/52; (value—$280,500,000); proceeds: $275,006,875	$275,000,000	$275,000,000
Total repurchase agreements (cost—$1,346,000,000)		1,346,000,000
Total investments (cost—$4,336,101,553 which approximates cost for federal income tax purposes)—100.9%		4,336,101,553

Liabilities in excess of other assets—(0.9)%		(38,423,925)
Net assets—100.0%		$4,297,677,628

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,670,478,436	$—	$1,670,478,436
U.S. Treasury obligations	—	1,319,623,117	—	1,319,623,117
Repurchase agreements	—	1,346,000,000	—	1,346,000,000
Total	$—	$4,336,101,553	$—	$4,336,101,553

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rates shown reflect yield at April 30, 2022.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

51

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
U.S. Treasury obligations—52.2%
U.S. Cash Management Bill 0.152%, due 05/10/22[1]	$273,000,000	$272,990,900
0.203%, due 05/17/22[1]	264,000,000	263,978,000
0.279%, due 05/24/22[1]	260,000,000	259,956,306
0.676%, due 07/19/22[1]	345,000,000	344,502,912
0.722%, due 07/26/22[1]	333,000,000	332,441,763
0.982%, due 08/16/22[1]	222,000,000	221,369,212
1.084%, due 08/23/22[1]	88,572,000	88,275,911
1.089%, due 08/23/22[1]	131,428,000	130,986,584
1.130%, due 08/30/22[1]	217,000,000	216,203,791
U.S. Treasury Bills 0.066%, due 05/05/22[1]	254,000,000	253,998,624
0.066%, due 05/12/22[1]	252,000,000	251,995,450
0.066%, due 05/19/22[1]	255,000,000	254,992,173
0.072%, due 05/26/22[1]	258,000,000	257,987,788
0.080%, due 08/11/22[1]	107,000,000	106,976,435
0.091%, due 06/02/22[1]	254,000,000	253,980,315
0.107%, due 06/09/22[1]	256,000,000	255,971,627
0.132%, due 06/16/22[1]	256,000,000	255,958,400
0.162%, due 06/23/22[1]	260,000,000	259,939,911
0.223%, due 07/07/22[1]	268,000,000	267,891,907
0.279%, due 07/14/22[1]	267,000,000	266,851,110
0.371%, due 07/21/22[1]	130,000,000	129,894,555
0.386%, due 05/26/22[1]	233,000,000	232,940,973
0.457%, due 06/16/22[1]	353,000,000	352,801,437
0.487%, due 06/23/22[1]	346,000,000	345,760,107
0.614%, due 06/30/22[1]	340,000,000	339,662,880
0.874%, due 07/21/22[1]	218,000,000	217,583,378
0.904%, due 07/28/22[1]	321,000,000	320,309,583
1.399%, due 10/27/22[1]	214,000,000	212,550,388
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.029%, 0.921%, due 05/02/22[2]	614,210,000	614,228,091
3 mo.Treasury money market yield + 0.034%, 0.926%, due 05/02/22[2]	468,575,000	468,586,331
3 mo.Treasury money market yield + 0.035%, 0.927%, due 05/02/22[2]	500,000,000	499,988,613
3 mo.Treasury money market yield + 0.049%, 0.941%, due 05/02/22[2]	852,950,000	853,005,259
3 mo.Treasury money market yield + 0.055%, 0.947%, due 05/02/22[2]	250,000,000	249,999,375
3 mo. Treasury money market yield + 0.114%, 1.006%, due 05/02/22 [2]	1,030,000,000	1,030,000,000
0.125%, due 08/31/22	117,000,000	117,017,016
0.789%, due 04/30/24[2]	200,000,000	199,887,630
1.500%, due 09/15/22	156,000,000	156,822,315
1.750%, due 06/15/22	150,000,000	150,304,259
Total U.S. Treasury obligations (cost—$11,308,591,309)		11,308,591,309

	Face Amount	Value

Repurchase agreements—49.2%
Repurchase agreement dated 04/26/22 with Goldman Sachs & Co., 0.300% due 05/03/22, collateralized by $221,624,600 U.S. Treasury Note, 0.750% due 05/31/26; (value—$204,000,050); proceeds: $200,011,667	$200,000,000	$200,000,000
Repurchase agreement dated 04/29/22 with Barclays Bank PLC, 0.300% due 05/02/22, collateralized by $72,393,000 U.S. Treasury Bill, zero coupon due 05/12/22 to 07/19/22, $216,307,200 U.S. Treasury Bonds, 1.125% to 6.500% due 11/15/26 to 05/15/50 and $688,883,400 U.S. Treasury Notes, 0.125% to 2.880% due 04/30/22 to 12/31/28; (value—$928,200,065); proceeds: $910,022,750	910,000,000	910,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.270% due 05/02/22, collateralized by $3,166,600 U.S. Treasury Bonds, 3.125% to 4.375% due 11/15/39 to 8/15/43, $4,588,600 U.S. Treasury Inflation Index Bonds, 0.625% to 2.375% due 01/15/25 to 02/15/43, $16,196,700 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/22 to 07/15/26, $4,448,700 U.S. Treasury Notes, 0.125% to 2.750% due 06/30/22 to 08/31/25, $1,500 U.S. Treasury Bills, zero coupon due 05/19/22 to 06/16/22, $87,902,673 U.S. Treasury Bonds STRIPs, zero coupon due 05/15/31 to 05/15/48 and $28,582,700 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/51; (value— $102,000,000); proceeds: $100,002,250

	100,000,000	100,000,000
Repurchase agreement dated 04/29/22 with Federal Reserve Bank of New York, 0.300% due 05/02/22, collateralized by $7,819,757,600 U.S. Treasury Notes, 0.125% to 3.125% due 05/31/23 to 11/15/28; (value—$7,830,195,762); proceeds: $,7,830,195,750	7,830,000,000	7,830,000,000
Repurchase agreement dated 04/29/22 with Fixed Income Clearing Corp, 0.240% due 05/02/22, collateralized by $353,754,600 Fixed Income Clearing Corp, zero coupon due 08/02/22; (value—$352,920,093); proceeds: $346,006,920	346,000,000	346,000,000
Repurchase agreement dated 04/29/22 with J.P. Morgan Securities LLC, 0.280% due 05/02/22, collateralized by $533,436,200 U.S. Treasury Note, 0.250% due 03/15/24; (value—$510,000,057); proceeds: $500,011,667	500,000,000	500,000,000
Repurchase agreement dated 04/29/22 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.270% due 05/02/22, collateralized by $101,689,900 U.S. Treasury Bonds, 1.250% to 3.125% due 02/15/43 to 05/15/50; (value—$83,436,001); proceeds: $81,801,841	81,800,000	81,800,000

52

Treasury Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $110,400 U.S. Treasury Bond, 5.375% due 02/15/31, $5,669,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.750% due 01/15/23 to 07/15/29, $88,297,900 U.S. Treasury Notes, 0.125% to 1.875% due 08/31/23 to 02/15/32, $4,820,400 U.S. Treasury Bills, zero coupon due 05/26/22 to 08/18/22 and $15,925,115 U.S. Treasury Bond Strip, zero coupon due 05/15/44; (value—$102,000,000); proceeds: $100,002,500	$100,000,000	$100,000,000
Repurchase agreement dated 04/29/22 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 05/02/22, collateralized by $56,140,400 U.S. Treasury Bonds, 2.250% to 4.750% due 05/15/39 to 08/15/49, $100,158,000 U.S. Treasury Inflation Index Bonds, 0.125% to 1.375% due 02/15/44 to 02/15/52, $113,777,300 U.S. Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/23 to 07/15/30, $177,014,500 U.S. Treasury Notes, 0.125% to 2.875% due 05/31/23 to 05/15/31 and $315,300 U.S. Treasury Bond Principal STRIP, zero coupon due 08/15/22; (value—$510,000,005); proceeds: $500,012,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with Mizuho Securities USA LLC, 0.300% due 05/02/22, collateralized by $104,830,500 U.S. Treasury Notes to 0.375% to 3.000% due 01/31/24 to 05/15/29; (value—$102,000,032); proceeds: $100,002,500	$100,000,000	$100,000,000
Total repurchase agreements (cost—$10,667,800,000)		10,667,800,000
Total investments (cost—$21,976,391,309 which approximates cost for federal income tax purposes)—101.4%		21,976,391,309

Liabilities in excess of other assets—(1.4)%		(295,002,632)
Net assets—100.0%		$21,681,388,677

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$11,308,591,309	$—	$11,308,591,309
Repurchase agreements	—	10,667,800,000	—	10,667,800,000
Total	$—	$21,976,391,309	$—	$21,976,391,309

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2022.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

See accompanying notes to financial statements.

53

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Certificates of deposit—10.6%
Banking-non-U.S.—9.5%
Bank of Montreal 0.200%, due 07/13/22	$13,000,000	$13,000,000
0.200%, due 07/21/22	7,000,000	7,000,000
Barclays Bank PLC
SOFR + 0.450%, 0.730%, due 05/02/22[1]	10,000,000	10,000,000
Canadian Imperial Bank of Commerce 0.200%, due 10/04/22	15,000,000	15,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	10,000,000	10,000,000
MUFG Bank Ltd.
SOFR + 0.380%, 0.660%, due 05/02/22[1]	10,000,000	10,000,000
Nordea Bank Abp
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.480%, 0.760%, due 05/02/22[1]	12,000,000	12,000,000
SOFR + 0.510%, 0.790%, due 05/02/22[1]	6,000,000	6,001,026
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.440%, 0.720%, due 05/02/22[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
SOFR + 0.400%, 0.680%, due 05/02/22[1]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.
SOFR + 0.190%, 0.470%, due 05/02/22[1]	11,000,000	11,000,000
SOFR + 0.320%, 0.600%, due 05/02/22[1]	10,000,000	10,000,000
Svenska Handelsbanken
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.430%, 0.710%, due 05/02/22[1]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.370%, 0.650%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.530%, due 05/02/22	11,000,000	11,000,000

		182,001,026

Banking-U.S.—1.1%
Cooperatieve Rabobank UA
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.450%, 0.730%, due 05/02/22[1]	11,000,000	11,000,000

		21,000,000
Total Certificates of deposit (cost—$203,001,026)		203,001,026

	Face Amount	Value

Commercial paper—62.0%
Asset-backed-miscellaneous—13.7%
Albion Capital Corp. 0.680%, due 05/20/22	$12,000,000	$11,995,920
Antalis SA 0.340%, due 05/05/22	5,000,000	4,999,858
1.150%, due 07/13/22	12,000,000	11,972,400
Atlantic Asset Securitization LLC
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	6,000,000	6,000,000
Barton Capital SA 0.600%, due 05/05/22	24,000,000	23,998,800
Cancara Asset Securitization LLC 1.100%, due 07/20/22	20,000,000	19,951,722
Fairway Finance Co. LLC 0.300%, due 05/03/22	9,000,000	8,999,925
Gotham Funding Corp. 1.040%, due 07/13/22	14,000,000	13,970,880
1.200%, due 07/22/22	10,000,000	9,973,000
LMA Americas LLC 0.560%, due 05/09/22	9,000,000	8,999,020
1.200%, due 07/22/22	9,000,000	8,975,700
1.220%, due 08/04/22	19,500,000	19,437,882
Old Line Funding LLC
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Sheffield Receivables Co. LLC 0.550%, due 05/18/22	10,000,000	9,997,556
Thunder Bay Funding LLC 0.570%, due 06/09/22	9,000,000	8,994,585
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
Versailles Commercial Paper LLC
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	13,000,000	13,000,000
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	16,000,000	16,000,000
Victory Receivables Corp. 1.030%, due 07/11/22	14,000,000	13,971,961

		261,239,209

Banking-non-U.S.—45.7%
Bank of Montreal
SOFR + 0.260%, 0.540%, due 05/02/22[1]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1]	10,000,000	10,000,000
Bank of Nova Scotia
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	20,000,000	20,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	11,000,000	11,000,000

54

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	$10,000,000	$10,000,000
Barclays Bank PLC 0.530%, due 05/05/22	11,000,000	10,999,514
BNZ International Funding Ltd.
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	15,000,000	15,000,000
Canadian Imperial Bank of Commerce 0.350%, due 11/03/22	12,000,000	11,978,417
Commonwealth Bank of Australia 0.265%, due 10/14/22	11,000,000	10,986,640
0.300%, due 10/21/22	14,000,000	13,979,933
SOFR + 0.180%, 0.460%, due 05/02/22[1,2]	5,000,000	5,000,000
SOFR + 0.420%, 0.700%, due 05/02/22[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 0.310%, due 05/02/22	20,000,000	20,000,000
DBS Bank Ltd. 0.300%, due 06/02/22	10,000,000	9,997,417
0.900%, due 06/23/22	14,000,000	13,981,800
0.970%, due 07/12/22	14,000,000	13,973,217
1.220%, due 07/27/22	14,000,000	13,959,198
DNB Bank ASA 0.290%, due 05/04/22	50,000,000	49,999,194
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.300%, due 05/02/22	73,000,000	73,000,000
Erste Finance Delaware LLC 0.330%, due 05/02/22	5,000,000	5,000,000
Erste Finance LLC 0.330%, due 05/04/22	64,000,000	63,998,827
Mitsubishi UFJ Trust & Banking Corp. 1.160%, due 07/20/22	10,000,000	9,974,544
National Australia Bank Ltd.
SOFR + 0.150%, 0.430%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.330%, 0.610%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.500%, 0.780%, due 05/02/22[1,2]	10,000,000	10,000,000
National Bank of Canada 0.175%, due 05/20/22	10,000,000	9,999,125
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Nationwide Building Society 0.360%, due 05/03/22	10,000,000	9,999,900
Nordea Bank Abp 0.330%, due 07/08/22	13,000,000	12,992,016
1.030%, due 07/21/22	12,000,000	11,972,533
NRW Bank 0.300%, due 05/03/22	15,000,000	14,999,875
0.355%, due 05/06/22	50,000,000	49,998,028
Oversea-Chinese Banking Corp. Ltd. 0.180%, due 07/01/22	15,000,000	14,995,500

	Face Amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
SOFR + 0.120%, 0.400%, due 05/02/22[1,2]	$15,000,000	$15,000,000
Royal Bank of Canada
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.170%, 0.450%, due 05/02/22[1,2]	12,000,000	12,000,000
SOFR + 0.380%, 0.660%, due 05/02/22[1,2]	10,000,000	10,000,000
SOFR + 0.460%, 0.740%, due 05/02/22[1,2]	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. 1.016%, due 06/28/22	10,000,000	9,984,167
1.270%, due 08/04/22	10,000,000	9,966,839
Svenska Handelsbanken AB 0.350%, due 07/11/22	13,000,000	12,991,153
0.360%, due 08/09/22	8,000,000	7,992,080
SOFR + 0.400%, 0.680%, due 05/02/22[1,2]	10,000,000	10,000,000
Swedbank AB
SOFR + 0.350%, 0.630%, due 05/02/22[1]	10,000,000	10,000,000
Toronto Dominion Bank 0.240%, due 05/05/22	20,000,000	19,999,600
0.310%, due 05/03/22	10,000,000	9,999,914
0.310%, due 05/05/22	20,000,000	19,999,483
SOFR + 0.380%, 0.650%, due 05/02/22[1,2]	10,000,000	10,000,000
United Overseas Bank Ltd. 0.170%, due 06/01/22	15,000,000	14,997,875
0.220%, due 05/03/22	23,000,000	22,999,859
SOFR + 0.160%, 0.440%, due 05/02/22[1,2]	11,000,000	11,000,000
Westpac Banking Corp. 0.200%, due 09/09/22	16,000,000	15,988,444
0.270%, due 10/12/22	15,000,000	14,981,663
Westpac Securities NZ Ltd. 0.280%, due 06/01/22	13,000,000	12,996,967
0.400%, due 07/11/22	11,000,000	10,991,444

		871,675,166

Banking-U.S.—2.6%
Collateralized Commercial Paper V Co. LLC
0.200%, due 05/20/22	15,000,000	14,998,500
SOFR + 0.490%, 0.770%, due 05/02/22[1]	10,000,000	10,000,000
Cooperatieve Rabobank UA 0.160%, due 05/06/22	13,000,000	12,999,769
0.310%, due 06/22/22	12,000,000	11,994,730

		49,992,999
Total commercial paper (cost—$1,182,907,374)		1,182,907,374

55

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value

Time deposits—11.2%
Banking-non-U.S.—11.2%
ABN AMRO Bank N.V. 0.320%, due 05/02/22	$75,000,000	$75,000,000
Credit Agricole Corporate & Investment Bank 0.320%, due 05/02/22	58,000,000	58,000,000
Mizuho Corporate Bank Ltd. 0.320%, due 05/02/22	80,000,000	80,000,000
Total time deposits (cost—$213,000,000)		213,000,000

Repurchase agreements—16.1%
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $10,588,879 various asset-backed convertible bonds zero coupon to 8.750% due 1/15/23 to 12/31/99 and 15,970,458 shares of various equity securities; (value—$26,361,197); proceeds: $25,019,535[3]	25,000,000	25,000,000
Repurchase agreement dated 04/01/22 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.970% due 08/02/22, collateralized by $85,577,000 various asset-backed convertible bonds zero coupon to 6.500% due 7/15/24 to 05/01/27 and 8,280 shares of an equity security; (value—$69,550,025); proceeds: $65,050,790[3]	65,000,000	65,000,000

Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.280% due 05/02/22, collateralized by $25,059,000 various asset-backed convertible bonds 1.375% to 2.750% due 03/17/23 to 04/20/28, $595,000 Federal Farm Credit Bank, 2.070% to 2.940% due 02/23/32 to 01/24/42, $1,924,600 U.S. Treasury Bond, 6.000% due 02/15/26, $13,349,300 U.S. Treasury Inflation Index Notes, 1.250% due 10/15/25 to 07/15/26, $36,099,900 U.S. Treasury Notes, 1.250% due 11/30/26, $29,288,419 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/28 to 11/15/45 and $11,384,900 U.S. Treasury Bonds Principal STRIPs, zero coupon due 05/15/49; (value—$102,242,696); proceeds: 100,002,333

	100,000,000	100,000,000

	Face Amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/22 with BNP Paribas SA, 0.450% due 05/02/22, collateralized by $55,418,000 asset-backed convertible bonds 5.510% due 07/06/26; (value—$54,000,152); proceeds: $50,001,875	$50,000,000	$50,000,000
Repurchase agreement dated 04/29/22 with Goldman Sachs & Co., 0.300% due 05/02/22, collateralized by $54,858,000 U.S. Treasury Bond, 1.875% due 02/15/51, $24,999,800 U.S. Treasury Notes, 0.125% due 01/15/24, $1,754,051 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/42 to 11/15/48 and $1,064,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/26; (value—$69,258,000); proceeds: $67,901,698	67,900,000	67,900,000
Total repurchase agreements (cost—$307,900,000)		307,900,000
Total investments (cost—$1,906,808,400 which approximates cost for federal income tax purposes)—99.9%		1,906,808,400

Other assets in excess of liabilities—0.1%		1,626,835
Net assets—100.0%		$1,908,435,235

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

56

Prime CNAV Master Fund

Portfolio of investments—April 30, 2022

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$203,001,026	$—	$203,001,026
Commercial paper	—	1,182,907,374	—	1,182,907,374
Time deposits	—	213,000,000	—	213,000,000
Repurchase agreements	—	307,900,000	—	307,900,000
Total	$—	$1,906,808,400	$—	$1,906,808,400

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $296,000,000, represented 15.3% of the Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2022 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2022.

See accompanying notes to financial statements.

57

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—89.9%
Alaska—2.6%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 0.330%, VRD	$5,250,000	$5,250,000
Series B, 0.370%, VRD	7,635,000	7,635,000
Series C, 0.330%, VRD	9,715,000	9,715,000

		22,600,000

Arizona—1.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, Series C, 0.320%, VRD	2,610,000	2,610,000
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Refunding, Revenue Bonds, Series A, 0.320%, VRD	1,965,000	1,965,000
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 0.320%, VRD	6,250,000	6,250,000

		10,825,000

California—1.1%
California Health Facilities Financing Authority, Dignity Health, Revenue Bonds, Series C, 0.390%, VRD	7,900,000	7,900,000
City of Irvine, Assessment District No.03-19, Special Assessment, Series B, 0.320%, VRD	500,000	500,000
City of Modesto Water Revenue, Refunding, COP, Series A, 0.330%, VRD	1,035,000	1,035,000

		9,435,000

Colorado—4.7%
City & County of Denver Co., Refunding, COP, Series A1, 0.320%, VRD	16,000,000	16,000,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 0.420%, VRD	4,800,000	4,800,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 0.320%, VRD	13,195,000	13,195,000
0.400%, VRD	7,970,000	7,970,000

		41,965,000

	Face Amount	Value
Municipal bonds—(continued)
Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 0.450%, VRD	$1,245,000	$1,245,000

District of Columbia—2.4%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 0.450%, VRD	11,000,000	11,000,000
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Series D, 0.420%, VRD	10,000,000	10,000,000

		21,000,000

Florida—2.6%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 0.430%, VRD	6,300,000	6,300,000
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds,
Series B, 0.320%, VRD	6,000,000	6,000,000
Series C, 0.450%, VRD	400,000	400,000
Series D, 0.330%, VRD	10,000,000	10,000,000

		22,700,000

Illinois—13.1%
Illinois Development Finance Authority, Chicago Symphony Project, Revenue Bonds 0.460%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 0.490%, VRD	17,200,000	17,200,000
Illinois Development Finance Authority, North Park University, Revenue Bonds 0.460%, VRD	1,440,000	1,440,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 0.420%, VRD	9,110,000	9,110,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 0.440%, VRD	8,300,000	8,300,000
Illinois Finance Authority, OSF Healthcare System, Refunding, Revenue Bonds 0.320%, VRD	3,950,000	3,950,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds 0.480%, VRD	6,660,000	6,660,000
0.480%, VRD	8,450,000	8,450,000

58

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 0.450%, VRD	$15,000,000	$15,000,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 0.440%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 0.440%, VRD	12,816,000	12,816,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 0.460%, VRD	1,780,000	1,780,000

		115,806,000

Indiana—7.7%
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 0.350%, VRD	24,020,000	24,020,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series D-1, 0.430%, VRD	26,400,000	26,400,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 0.360%, VRD	17,250,000	17,250,000

		67,670,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 0.430%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 0.310%, VRD	13,950,000	13,950,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 0.440%, VRD	2,370,000	2,370,000

		16,320,000

Massachusetts—1.6%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 0.390%, VRD	700,000	700,000

	Face Amount	Value
Municipal bonds—(continued)
Massachusetts—(concluded)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A-1, 0.410%, VRD	$13,805,000	$13,805,000

		14,505,000

Minnesota—0.7%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 0.400%, VRD	3,100,000	3,100,000
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 0.450%, VRD	1,210,000	1,210,000

		6,010,000

Mississippi—4.8%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series A, 0.330%, VRD	485,000	485,000
Series A, 0.330%, VRD	5,190,000	5,190,000
Series A, 0.470%, VRD	1,845,000	1,845,000
Series B, 0.330%, VRD	755,000	755,000
Series B, 0.330%, VRD	1,450,000	1,450,000
Series B, 0.330%, VRD	2,245,000	2,245,000
Series B, 0.470%, VRD	600,000	600,000
Series C, 0.330%, VRD	1,475,000	1,475,000
Series C, 0.330%, VRD	1,935,000	1,935,000
Series E, 0.330%, VRD	650,000	650,000
Series F, 0.330%, VRD	7,505,000	7,505,000
Series G, 0.330%, VRD	1,535,000	1,535,000
Series G, 0.330%, VRD	1,990,000	1,990,000
Series G, 0.330%, VRD	8,795,000	8,795,000
Series H, 0.330%, VRD	1,175,000	1,175,000

59

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Series L, 0.330%, VRD	$2,100,000	$2,100,000
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds 0.330%, VRD	2,600,000	2,600,000

		42,330,000

Missouri—2.5%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds,
Series C-3, 0.460%, VRD	10,000,000	10,000,000
Series C-5, 0.370%, VRD	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 0.450%, VRD	2,120,000	2,120,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds, Series B, 0.310%, VRD	4,600,000	4,600,000
Series C, 0.360%, VRD	2,500,000	2,500,000

		22,300,000

Nebraska—1.1%
Hospital Authority No. 1 of Lancaster County, Bryanlgh Medical Center, Refunding, Revenue Bonds, Series B-1, 0.360%, VRD	10,000,000	10,000,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 0.420%, VRD	555,000	555,000

New Hampshire—0.1%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 0.430%, VRD	635,000	635,000

New York—11.2%
City of New York, GO Bonds,
Subseries B-3, 0.440%, VRD	9,300,000	9,300,000
Subseries L-4, 0.360%, VRD	3,870,000	3,870,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series A, 0.430%, VRD	4,790,000	4,790,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
Metropolitan Transportation Authority, Refunding, Revenue Bonds, Subseries 2012G-1-REMK, 0.350%, VRD	$9,450,000	$9,450,000
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 0.440%, VRD	2,060,000	2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 0.400%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB-1, 0.430%, VRD	6,345,000	6,345,000
Series BB-5, 0.330%, VRD	3,125,000	3,125,000
Series DD-2, 0.330%, VRD	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series A-4, 0.360%, VRD	19,430,000	19,430,000
Series A-3, 0.350%, VRD	8,675,000	8,675,000
Series C6, 0.460%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds, Series A, 0.410%, VRD	9,745,000	9,745,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 0.430%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 0.360%, VRD	250,000	250,000
Subseries B-3, 0.340%, VRD	12,990,000	12,990,000

		98,630,000

North Carolina—0.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas, Revenue Bonds, AGM, Series E, 0.320%, VRD	900,000	900,000

Ohio—8.1%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 0.440%, VRD	9,700,000	9,700,000
Series B-R, 0.440%, VRD	3,015,000	3,015,000

60

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series C-R, 0.440%, VRD	$5,105,000	$5,105,000
County of Montgomery, Premier Health Partners Obligated, Refunding, Revenue Bonds, Series C, 0.350%, VRD	2,600,000	2,600,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B1, 0.410%, VRD	16,500,000	16,500,000
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series D-1, 0.410%, VRD	3,170,000	3,170,000
Series E, 0.330%, VRD	23,945,000	23,945,000
State of Ohio, GO Bonds,
Series B, 0.380%, VRD	200,000	200,000
Series D, 0.450%, VRD	6,955,000	6,955,000

		71,190,000

Oregon—0.1%
Clackamas County Hospital Facility Authority, Legacy Health Obligated Group, Revenue Bonds, Series B, 0.460%, VRD	1,300,000	1,300,000

Pennsylvania—6.9%
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 0.440%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 0.480%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 0.420%, VRD	2,800,000	2,800,000
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series A, 0.450%, VRD	5,000,000	5,000,000
Series B-REMK, 0.440%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 0.420%, VRD	4,550,000	4,550,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 0.440%, VRD	7,000,000	7,000,000

		61,090,000

	Face Amount	Value
Municipal bonds—(continued)
Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 0.470%, VRD	$735,000	$735,000

Tennessee—1.7%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 0.450%, VRD	4,150,000	4,150,000
Montgomery County Public Building Authority, Tennessee County Loan Pool, Revenue Bonds 0.360%, VRD	3,200,000	3,200,000
0.360%, VRD	7,600,000	7,600,000

		14,950,000

Texas—6.0%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 0.400%, VRD	1,550,000	1,550,000
City of Austin TX Water & Wastewater System, Refunding, Revenue Bonds 0.460%, VRD	14,800,000	14,800,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 0.440%, VRD	3,500,000	3,500,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1, 0.350%, VRD	600,000	600,000
Series A-2, 0.350%, VRD	425,000	425,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 0.460%, VRD	7,870,000	7,870,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds 0.320%, VRD	3,300,000	3,300,000
Series A, 0.330%, VRD	4,400,000	4,400,000
Subseries A-3, 0.330%, VRD	100,000	100,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 0.420%, VRD	800,000	800,000
State of Texas, Veterans, GO Bonds 0.450%, VRD	3,070,000	3,070,000
Series C, 0.470%, VRD	9,720,000	9,720,000
0.500%, VRD	640,000	640,000
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B1, 0.450%, VRD	2,000,000	2,000,000

		52,775,000

61

Tax-Free Master Fund

Portfolio of investments—April 30, 2022

	Face Amount	Value
Municipal bonds—(continued)
Utah—0.4%
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C, 0.310%, VRD	$3,500,000	$3,500,000
Series D, 0.300%, VRD	310,000	310,000

		3,810,000

Virginia—4.1%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds,
Series A, 0.420%, VRD	3,900,000	3,900,000
Series A, 0.430%, VRD	10,990,000	10,990,000
Series D, 0.460%, VRD	14,055,000	14,055,000
Series F, 0.440%, VRD	5,150,000	5,150,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds, Series B, 0.450%, VRD	2,350,000	2,350,000

		36,445,000

Washington—1.1%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 0.450%, VRD	9,400,000	9,400,000

	Face Amount	Value
Municipal bonds—(concluded)
Wisconsin—1.8%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds, Series A, 0.350%, VRD	$16,215,000	$16,215,000
Total municipal bonds (cost—$793,961,000)		793,961,000

Tax-exempt commercial paper—5.6%
Florida—1.2%
Florida Local Government Finance Commission 0.450%, due 05/03/22	10,649,000	10,649,000

Minnesota—1.1%
City of Rochester MN 0.850%, due 06/22/22	10,000,000	10,000,000

Texas—3.3%
Board of Regents of the University of Texas System 0.630%, due 05/06/22	25,000,000	25,000,000
City of Garland TX 0.760%, due 05/31/22	4,000,000	4,000,000

		29,000,000
Total tax-exempt commercial paper (cost—$49,649,000)		49,649,000
Total investments (cost—$843,610,000 which approximates cost for federal income tax purposes)—95.5%		843,610,000

Other assets in excess of liabilities—4.5%		40,076,021
Net assets—100.0%		$883,686,021

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$793,961,000	$—	$793,961,000
Tax-exempt commercial paper	—	49,649,000	—	49,649,000
Total	$—	$843,610,000	$—	$843,610,000

At April 30, 2022, there were no transfers in or out of Level 3.

62

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2022 and reset periodically.

See accompanying notes to financial statements.

63

Master Trust

Statement of assets and liabilities

April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$3,458,045,619	$928,258,202	$2,990,101,553	$11,308,591,309	$1,598,908,400	$843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—

Investments, at value
Investments	3,456,226,195	927,922,887	2,990,101,553	11,308,591,309	1,598,908,400	843,610,000
Repurchase agreements	1,479,000,000	540,000,000	1,346,000,000	10,667,800,000	307,900,000	—
Cash	1,259,197	1,355,357	2,793,734	115,968,411	1,476,573	63,065,839
Receivable for investments sold	—	—	—	—	—	1,100,156
Receivable for interest and dividends	785,183	154,325	991,775	6,988,123	306,086	298,571
Receivable from affiliate	—	996	—	—	—	—
Total assets	4,937,270,575	1,469,433,565	4,339,887,062	22,099,347,843	1,908,591,059	908,074,566

Liabilities:
Payable for investments purchased	—	—	41,845,895	416,100,187	—	24,324,375
Payable to affiliate	411,588	—	363,539	1,858,979	155,824	64,170
Total liabilities	411,588	—	42,209,434	417,959,166	155,824	24,388,545
Net assets, at value	$4,936,858,987	$1,469,433,565	$4,297,677,628	$21,681,388,677	$1,908,435,235	$883,686,021

See accompanying notes to financial statements.

64

Master Trust

Statement of operations

For the year ended April 30, 2022

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$12,627,458	$1,576,029	$6,204,111	$25,425,414	$5,090,277	$763,818
Expenses:
Investment advisory and administration fees	6,444,797	868,059	7,195,438	25,682,458	2,825,638	742,444
Trustees fees	45,173	17,276	48,294	142,050	26,389	16,677
Total expenses	6,489,970	885,335	7,243,732	25,824,508	2,852,027	759,121
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(852,230)	(2,648,633)	(10,383,473)	—	(382,850)
Net expenses	6,489,970	33,105	4,595,099	15,441,035	2,852,027	376,271
Net investment income (loss)	6,137,488	1,542,924	1,609,012	9,984,379	2,238,250	387,547
Net realized gain (loss)	30,020	(14,219)	8,316	2,691	(2)	59
Net change in unrealized appreciation (depreciation)	(2,396,525)	(357,927)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$3,770,983	$1,170,778	$1,617,328	$9,987,070	$2,238,248	$387,606

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$6,137,488	$25,391,678
Net realized gain (loss)	30,020	(1,170)
Net change in unrealized appreciation (depreciation)	(2,396,525)	(3,287,110)
Net increase (decrease) in net assets resulting from operations	3,770,983	22,103,398
Net increase (decrease) in net assets from beneficial interest transactions	(3,890,021,125)	(7,719,748,147)
Net increase (decrease) in net assets	(3,886,250,142)	(7,697,644,749)
Net assets:

Beginning of year	8,823,109,129	16,520,753,878
End of year	$4,936,858,987	$8,823,109,129

	ESG Prime Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,542,924	$575,115
Net realized gain (loss)	(14,219)	1,551
Net change in unrealized appreciation (depreciation)	(357,927)	(24,570)
Net increase (decrease) in net assets resulting from operations	1,170,778	552,096
Net increase (decrease) in net assets from beneficial interest transactions	857,754,697	536,344,294
Net increase (decrease) in net assets	858,925,475	536,896,390
Net assets:

Beginning of year	610,508,090	73,611,700
End of year	$1,469,433,565	$610,508,090

	Government Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$1,609,012	$11,209,051
Net realized gain (loss)	8,316	256,465
Net increase (decrease) in net assets resulting from operations	1,617,328	11,465,516
Net increase (decrease) in net assets from beneficial interest transactions	(4,526,632,556)	(8,951,448,030)
Net increase (decrease) in net assets	(4,525,015,228)	(8,939,982,514)
Net assets:

Beginning of year	8,822,692,856	17,762,675,370
End of year	$4,297,677,628	$8,822,692,856

See accompanying notes to financial statements.

66

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$9,984,379	$29,139,827
Net realized gain (loss)	2,691	(2)
Net increase (decrease) in net assets resulting from operations	9,987,070	29,139,825
Net increase (decrease) in net assets from beneficial interest transactions	(11,003,789,356)	(2,157,669,635)
Net increase (decrease) in net assets	(10,993,802,286)	(2,128,529,810)
Net assets:

Beginning of year	32,675,190,963	34,803,720,773
End of year	$21,681,388,677	$32,675,190,963

	Prime CNAV Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$2,238,250	$12,383,882
Net realized gain (loss)	(2)	13,975
Net increase (decrease) in net assets resulting from operations	2,238,248	12,397,857
Net increase (decrease) in net assets from beneficial interest transactions	(2,543,210,434)	(3,058,221,326)
Net increase (decrease) in net assets	(2,540,972,186)	(3,045,823,469)
Net assets:

Beginning of year	4,449,407,421	7,495,230,890
End of year	$1,908,435,235	$4,449,407,421

	Tax-Free Master Fund
	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$387,547	$598,064
Net realized gain (loss)	59	—
Net increase (decrease) in net assets resulting from operations	387,606	598,064
Net increase (decrease) in net assets from beneficial interest transactions	69,072,966	(1,759,955,281)
Net increase (decrease) in net assets	69,460,572	(1,759,357,217)
Net assets:

Beginning of year	814,225,449	2,573,582,666
End of year	$883,686,021	$814,225,449

See accompanying notes to financial statements.

67

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%	0.08%
Net investment income (loss)	0.09%	0.19%	1.90%	2.32%	1.41%
Supplemental data:
Total investment return[1]	0.10%	0.15%	1.92%	2.31%	1.38%
Net assets, end of year (000’s)	$4,936,859	$8,823,109	$16,520,754	$15,779,160	$7,775,651

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

68

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 15, 2020[1] to April 30, 2020
	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005% or (0.005)%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.02%	0.09%	1.75%	2.07%	1.07%
Supplemental data:
Total investment return[1]	0.03%	0.08%	1.74%	2.10%	1.08%
Net assets, end of year (000’s)	$4,297,678	$8,822,693	$17,762,675	$14,278,487	$15,676,931

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

70

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.04%	0.09%	1.56%	2.07%	1.08%
Supplemental data:
Total investment return[1]	0.04%	0.08%	1.70%	2.10%	1.08%
Net assets, end of year (000’s)	$21,681,389	$32,675,191	$34,803,721	$17,222,690	$18,029,945

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

71

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	0.08%	0.19%	1.83%	2.29%	1.34%
Supplemental data:
Total investment return[1]	0.09%	0.17%	1.90%	2.27%	1.32%
Net assets, end of year (000’s)	$1,908,435	$4,449,407	$7,495,231	$4,881,630	$2,370,336

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

72

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2022	2021	2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.05%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.05%	0.04%	1.19%	1.35%	0.93%
Supplemental data:
Total investment return[1]	0.05%	0.04%	1.23%	1.38%	0.91%
Net assets, end of year (000’s)	$883,686	$814,225	$2,573,583	$2,276,103	$3,327,962

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

73

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

74

Master Trust

Notes to financial statements

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or

75

Master Trust

Notes to financial statements

other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2022, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/ or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

76

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of a Master Fund’s investments. The extent of the impact to the financial performance of a Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2022, each Master Fund owed or was (owed by) UBS AM for investment advisory and administration services, net of waivers, as follows:

Fund	Net amount owed to/(owed by) UBS AM
Prime Master Fund	$411,588
ESG Prime Master Fund	(996)
Government Master Fund	363,539
Treasury Master Fund	1,858,979
Prime CNAV Master Fund	155,824
Tax-Free Master Fund	64,170

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that feeder fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During

77

Master Trust

Notes to financial statements

the period ended April 30, 2022, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount waived by UBS AM
Government Master Fund	$2,648,633
Treasury Master Fund	10,383,473
Tax-Free Master Fund	382,850

For the Period May 1, 2021 to March 31, 2022, UBS AM voluntarily waived 0.10% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10%. For the period April 1, 2022 to April 30, 2022, UBS AM voluntarily waived 0.07% of its management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.07%. For the period ended April 30, 2022, UBS AM voluntarily waived $852,230 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a former board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg had also served as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, which resulted in him being an interested trustee of the Trust. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley did not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, Tax-Free Master Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate value $23,390,061.

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by Tax-Free Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$3,073,650,718	$9,072,253,790
Withdrawals	(6,963,671,843)	(16,792,001,937)
Net increase (decrease) in beneficial interest	$(3,890,021,125)	$(7,719,748,147)

ESG Prime Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$2,338,578,556	$1,132,688,561
Withdrawals	(1,480,823,859)	(596,344,267)
Net increase (decrease) in beneficial interest	$857,754,697	$536,344,294

78

Master Trust

Notes to financial statements

Government Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$118,340,152,475	$47,491,220,565
Withdrawals	(122,866,785,031)	(56,442,668,595)
Net increase (decrease) in beneficial interest	$(4,526,632,556)	$(8,951,448,030)

Treasury Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$56,066,375,618	$54,430,506,105
Withdrawals	(67,070,164,974)	(56,588,175,740)
Net increase (decrease) in beneficial interest	$(11,003,789,356)	$(2,157,669,635)

Prime CNAV Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$968,414,610	$5,114,679,407
Withdrawals	(3,511,625,044)	(8,172,900,733)
Net increase (decrease) in beneficial interest	$(2,543,210,434)	$(3,058,221,326)

Tax-Free Master Fund

	For the years ended April 30,
	2022	2021
Contributions	$807,236,613	$402,602,443
Withdrawals	(738,163,647)	(2,162,557,724)
Net increase (decrease) in beneficial interest	$69,072,966	$(1,759,955,281)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$151,105
Gross unrealized depreciation	(1,970,529)
Net unrealized appreciation/(depreciation)	$(1,819,424)

79

Master Trust

Notes to financial statements

ESG Prime Master Fund

Gross unrealized appreciation	$20,598
Gross unrealized depreciation	(355,913)
Net unrealized appreciation/(depreciation)	$(335,315)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2022, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2022, and since inception for the ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent event

Effective beginning May 9, 2022, UBS AM voluntarily began waiving Government Master Fund’s management fee of 0.10% until July 31, 2022.

80

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
ESG Prime Master Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the two years in the period ended April 30, 2022, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

81

Master Trust

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

82

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

83

UBS Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees the Funds’ operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since January 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

84

UBS Preferred Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

85

UBS Preferred Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019- 2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal (2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM—Americas region since January 2022 (prior to which he was secretary (from 2004 until January 2022) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

86

UBS Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk from 2020 to 2022 (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since June 2022) prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

87

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue New York,

New York 10019-6028

S1126

UBS Ultra Short Income Fund

Annual Report  |  April 30, 2022

UBS Ultra Short Income Fund

June 10, 2022

Dear Shareholder,

We present you with the annual report for UBS Ultra Short Income Fund (the “Fund”) for the twelve months ended April 30, 2022 (the “reporting period”).

Performance

For the 12 months ended April 30, 2022 (the “reporting period”), Class A shares of UBS Ultra Short Income Fund returned -0.72%, while Class P shares returned -0.62% and Class I shares returned -0.60% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofA US 3-Month Treasury Bill Index (the “Index”) returned 0.08%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy faced a number of headwinds, including COVID-19 and its variants, sharply rising inflation and interest rates, supply chain issues, and central bank monetary policy tightening. Later in the reporting period the war in Ukraine also impacted the economy. Looking back, second, third and fourth quarter 2021 US annualized gross domestic product (“GDP”) growth was 6.7%, 2.3% and 6.9%, respectively. The economy then contracted in the first quarter of 2022. According to the Commerce Department’s initial estimate, first quarter 2022 annualized GDP growth was -1.4%. This was attributed to decreases in private inventory investment, exports, federal government spending, and state and local government spending.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

After several years of highly accommodative monetary policy, toward the end of 2021 the central bank signaled a policy shift. With inflation remaining elevated and no longer viewed as being “transitory,” in November 2021 the Fed announced that it would start tapering its monthly purchase of Treasury and agency mortgage-backed securities. At its meeting in December, the central bank further reduced its bond purchases and announced the program would end in March 2022. In March 2022, the Fed raised interest rates to a range between 0.25% and 0.50%, its first rate hike since 2018. Finally, at its meeting in early May, after the reporting period ended, the Fed raised rates 0.50% to a range between 0.75% and 1.00%. The central bank will also begin reducing its holdings of Treasury securities and agency debt and agency mortgage-backed securities on June 1, 2022 (quantitative tightening).

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund underperformed the benchmark during the reporting period. Our yield advantage relative to the benchmark was offset by the negative impact of rising rates and wider credit spreads. The Fed beginning to raise rates earlier and faster in 2022 was one of the main drivers of these yield changes. Spread changes were mainly influenced by the general risk-off sentiment due to the Russian invasion of Ukraine. (The yield spread or credit spread is the difference between the quoted yields on two different investments, usually of a credit security relative to a US Treasury with similar maturities.)

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.

The Fund’s largest exposures were in corporate bonds, asset-backed securities and commercial paper. It also had a modest allocation to mortgage-backed securities, certificates of deposit and other short-term investments.

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

1

UBS Ultra Short Income Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.

With inflation remaining elevated and given the improvements in the labor market, we expect the Fed to continue tightening monetary policy. It is unclear if the central bank can orchestrate a “soft landing” for the US economy. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.	David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

Scott Dolan Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2022. The views and opinions in the letter were current as of June 10, 2022. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 04/30/22 (unaudited)

	1 year	Inception¹
Class A	(0.72)%	0.99%
Class P	(0.62)	1.07
Class I	(0.60)	1.06
ICE BofA US 3-Month Treasury Bill Index[2]	0.08	1.09

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 27, 2021 prospectuses were as follows: Class A—0.44% and 0.35%; Class P—0.34% and 0.25%; and Class I—0.33% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2022 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings, and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Illustration of an assumed investment of $10,000 in Class A shares, $5,000,000 in Class P shares, and $10,000,000 in Class I shares (unaudited)

The following three graphs depict the performance of UBS Ultra Short Income Fund Class A, Class P, and Class I shares versus the ICE BofA US 3-Month Treasury Bill Index from May 29, 2018, which is the inception date of the three classes, through April 30, 2022. Class P shares held through advisory programs may be subject to a program fee, which if included, would have reduced performance. The performance provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. Share price and returns will vary with market conditions; investors may realize a gain or loss upon redemption. It is important to note that the Fund is a professionally managed portfolio while the index is not available for investment and is unmanaged. The comparison is shown for illustration purposes only.

UBS Ultra Short Income Fund Class A vs. ICE BofA US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class A Shares as of May 29, 2018 = $10,000

UBS Ultra Short Income Fund Class P vs. ICE BofA US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class P Shares as of May 29, 2018 = $5,000,000

4

UBS Ultra Short Income Fund

UBS Ultra Short Income Fund Class I vs. ICE BofA US 3-Month Treasury Bill Index

Wealth value with dividends reinvested. Initial investment for Class I Shares as of May 29, 2018 = $10,000,000

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

5

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2021 to April 30, 2022.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2021	Ending account value April 30, 2022	Expenses paid during period 11/01/21 to 04/30/22[1]	Expense ratio during the period

UBS Ultra Short Income Fund

Class A
Actual	$1,000.00	$992.90	$1.73	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.06	1.76	0.35

Class P
Actual	$1,000.00	$993.40	$1.24	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.56	1.25	0.25

Class I
Actual	$1,000.00	$993.40	$1.14	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.65	1.15	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Ultra Short Income Fund

Portfolio statistics (unaudited)1

As a percentage of net assets as of April 30, 2022

Top ten holdings
BPCE SA, 3.000% due 05/22/22	3.3%
NatWest Markets PLC, 3.625% due 09/29/22	2.5
Ford Credit Floorplan Master Owner Trust, 2.420% due 09/15/24	2.2
Ford Credit Auto Owner Trust, 2.360% due 03/15/29	2.1
Credit Suisse Group Funding Guernsey Ltd., 3.800% due 09/15/22	2.1
Volkswagen Group of America Finance LLC, 2.900% due 05/13/22	1.9
Energy Transfer LP, 0.800% due 05/02/22	1.8
NextGear Floorplan Master Owner Trust, 1.550% due 02/15/25	1.7
Bank of Nova Scotia, 0.724% due 04/15/24	1.7

Oracle Corp., 2.500% due 05/15/22	1.6
Total	20.9%

Top five issuer breakdown by country or territory of origin
United States	59.7%
Canada	12.4
France	6.4
Japan	5.7
United Kingdom	5.4
Total	89.6%

Asset allocation
Corporate bonds	54.3%
Asset-backed securities	23.9
Commercial paper	10.3
Mortgage-backed securities	5.7
Certificates of deposit	4.9
Short-term investments	0.2
Investments of cash collateral from securities loaned	0.3
Other assets in excess of liabilities	0.4
Total	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

7

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Asset-backed securities—23.9%
BMW Vehicle Owner Trust,
Series 2020-A, Class A3, 0.480%, due 10/25/24	$1,600,336	$1,586,474
Canadian Pacer Auto Receivables Trust,
Series 2021-1A, Class A2A, 0.240%, due 10/19/23[1]	3,079,222	3,064,484
CCG Receivables Trust, Series 2019-1, Class A2, 2.800%, due 09/14/26[1]	109,165	109,249
Series 2021-1, Class A2, 0.300%, due 06/14/27[1]	1,482,831	1,450,319
Chesapeake Funding II LLC,
Series 2019-1A, Class A1, 2.940%, due 04/15/31[1]	677,623	678,112
Series 2019-2A, Class A1, 1.950%, due 09/15/31[1]	1,101,174	1,102,583
CNH Equipment Trust,
Series 2022-A, Class A2, 2.390%, due 08/15/25	6,600,000	6,568,789
Dell Equipment Finance Trust,
Series 2020-1, Class B, 2.980%, due 04/24/23[1]	2,737,000	2,743,355
Series 2020-1, Class C, 4.260%, due 06/22/23[1]	2,647,000	2,664,798
DLL LLC,
Series 2019-DA1, Class A4, 2.920%, due 04/20/27[1]	19,767,717	19,841,366
Series 2019-MA2, Class A3, 2.340%, due 09/20/23[1]	759,323	759,720
Series 2019-MT3, Class A3, 2.080%, due 02/21/23[1]	1,365,359	1,365,644
Series 2019-MT3, Class A4, 2.150%, due 09/21/26[1]	3,000,000	3,004,927
Enterprise Fleet Financing LLC,
Series 2018-3, Class A3, 3.550%, due 05/20/24[1]	11,092,614	11,101,159
Series 2019-1, Class A2, 2.980%, due 10/20/24[1]	211,316	211,524
Series 2019-2, Class A2, 2.290%, due 02/20/25[1]	3,393,800	3,395,483
Series 2019-3, Class A2, 2.060%, due 05/20/25[1]	9,989,405	9,988,213
Series 2020-1, Class A2, 1.780%, due 12/22/25[1]	17,630,938	17,577,172
Series 2020-2, Class A2, 0.610%, due 07/20/26[1]	3,102,395	3,036,287
Enterprise Fleet Funding LLC,
Series 2021-1, Class A2, 0.440%, due 12/21/26[1]	4,761,176	4,640,204
Ford Credit Auto Lease Trust,
Series 2020-B, Class C, 1.700%, due 02/15/25	12,750,000	12,688,369
Ford Credit Auto Owner Trust,
Series 2017-2, Class A, 2.360%, due 03/15/29[1]	34,500,000	34,558,674
Series 2017-2, Class B, 2.600%, due 03/15/29[1]	11,926,000	11,961,507

	Face amount	Value
Asset-backed securities—(continued)
Series 2018-2, Class B, 3.610%, due 01/15/30[1]	$10,000,000	$10,049,690
Series 2019-A, Class A3, 2.780%, due 09/15/23	1,155,775	1,157,033
Ford Credit Floorplan Master Owner Trust,
Series 2018-2, Class A, 3.170%, due 03/15/25	11,480,000	11,535,995
Series 2019-3, Class A1, 2.230%, due 09/15/24	10,000,000	10,025,208
Series 2019-3, Class B, 2.420%, due 09/15/24	34,918,000	34,910,074
GM Financial Automobile Leasing Trust,
Series 2020-2, Class B, 1.560%, due 07/22/24	4,750,000	4,714,932
GM Financial Consumer Automobile Receivables Trust,
Series 2019-1, Class A3, 2.970%, due 11/16/23	96,212	96,295
GMF Floorplan Owner Revolving Trust,
Series 2020-1, Class A, 0.680%, due 08/15/25[1]	10,000,000	9,711,097
Series 2020-1, Class C, 1.480%, due 08/15/25[1]	3,430,000	3,352,644
GreatAmerica Leasing Receivables Funding LLC,
Series 2019-1, Class A4, 3.210%, due 02/18/25[1]	1,386,199	1,392,305
Honda Auto Receivables Owner Trust,
Series 2020-2, Class A3, 0.820%, due 07/15/24	3,311,017	3,282,524
Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class A4, 0.580%, due 06/17/24[1]	1,550,000	1,530,033
Hyundai Auto Receivables Trust,
Series 2019-A, Class A3, 2.660%, due 06/15/23	761,512	762,096
Kubota Credit Owner Trust,
Series 2019-1A, Class A3, 2.460%, due 10/16/23[1]	1,150,438	1,153,655
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5, 2.330%, due 12/08/25[1]	1,063,048	1,064,950
Series 2017-AA, Class A5, 2.680%, due 07/16/27[1]	1,613,152	1,612,411
Series 2017-B, Class A4, 2.410%, due 11/15/24[1]	1,075,430	1,077,142
NextGear Floorplan Master Owner Trust,
Series 2020-1A, Class A2, 1.550%, due 02/15/25[1]	28,022,000	27,770,844
Nissan Auto Lease Trust, Series 2020-A, Class A4,
1.880%, due 04/15/25	4,500,000	4,503,299
Nissan Auto Receivables Owner Trust,
Series 2018-C, Class A3, 3.220%, due 06/15/23	167,553	167,699
Series 2019-A, Class A3, 2.900%, due 10/16/23	1,196,409	1,200,036

8

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Asset-backed securities—(concluded)
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%, due 10/15/24[1]	$731,454	$730,858
Santander Retail Auto Lease Trust,
Series 2019-C, Class B, 2.170%, due 11/20/23[1]	7,995,000	8,006,305
Series 2020-A, Class A3, 1.740%, due 07/20/23[1]	15,111,600	15,122,840
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class B, 2.820%, due 10/15/25	14,917,808	14,973,610
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A4, 3.300%, due 02/15/24	2,113,147	2,124,217
Series 2019-A, Class A3, 2.910%, due 07/17/23	598,359	599,783
Verizon Owner Trust,
Series 2019-A, Class C, 3.220%, due 09/20/23	2,700,000	2,708,805
Series 2019-B, Class A1A, 2.330%, due 12/20/23	340,660	341,336
Series 2019-B, Class C, 2.600%, due 12/20/23	14,450,000	14,481,767
World Financial Network Credit Card Master Trust,
Series 2019-B, Class A, 2.490%, due 04/15/26	21,500,000	21,537,911
Series 2019-B, Class M, 3.040%, due 04/15/26	3,705,000	3,711,074
Series 2019-C, Class M, 2.710%, due 07/15/26	16,180,000	16,219,144
World Omni Auto Receivables Trust,
Series 2018-C, Class A3, 3.130%, due 11/15/23	122,265	122,381
Series 2018-C, Class A4, 3.270%, due 09/16/24	2,610,000	2,622,825
Series 2018-D, Class A3, 3.330%, due 04/15/24	199,178	199,863
Total asset-backed securities (cost—$391,681,957)		388,671,093

Certificates of deposit—4.9%
Barclays Bank PLC
SOFR + 0.620%, 0.890%, due 04/05/23[2]	15,000,000	15,000,000
MUFG Bank Ltd.
SOFR + 0.190%, 0.460%, due 08/24/22[2]	10,500,000	10,489,007
0.760%, due 01/17/23	20,000,000	20,000,000
Toronto Dominion Bank 0.780%, due 03/30/23	15,000,000	15,000,000
Westpac Banking Corp.
SOFR + 0.500%, 0.780%, due 03/24/23[1,2]	20,000,000	20,000,000
Total certificates of deposit (cost—$80,489,007)		80,489,007

	Face amount	Value
Commercial paper—10.3%
Barclays Bank PLC 0.684%, due 01/03/23	$10,000,000	$9,954,031
0.787%, due 01/03/23	10,000,000	9,947,169
Canadian Imperial Bank of Commerce 0.849%, due 01/17/23	20,000,000	19,879,650
Enel Finance America LLC 0.787%, due 01/10/23	10,000,000	9,945,672
2.001%, due 11/01/22	10,000,000	9,900,333
Energy Transfer LP 0.800%, due 05/02/22	29,000,000	28,999,356
HSBC USA, Inc. 0.673%, due 10/11/22	10,000,000	9,970,117
Hyundai Capital America 0.396%, due 05/10/22	8,000,000	7,999,220
0.643%, due 12/01/22	8,000,000	7,970,040
Societe Generale SA 0.735%, due 01/13/23	25,000,000	24,871,500
Toronto Dominion Bank 0.938%, due 09/16/22	25,000,000	24,911,833
Walt Disney Co. 0.230%, due 09/15/22	2,400,000	2,397,899
Total commercial paper (cost—$166,746,821)		166,746,820

Corporate bonds—54.3%
Aerospace & defense—0.8%
Boeing Co. 2.700%, due 05/01/22[3]	7,000,000	7,000,000
2.800%, due 03/01/23[3]	6,187,000	6,160,521

		13,160,521

Auto manufacturers—3.8%
American Honda Finance Corp. 0.875%, due 07/07/23	5,000,000	4,895,416
Toyota Motor Corp. 2.157%, due 07/02/22	4,425,000	4,423,051
Toyota Motor Credit Corp.
SOFR + 0.290%, 0.543%, due 09/13/24[2,3]	16,000,000	15,920,251
Volkswagen Group of America Finance LLC 0.750%, due 11/23/22[1]	5,000,000	4,950,478
2.900%, due 05/13/22[1]	31,786,000	31,799,998

		61,989,194

Banks—32.1%
ANZ New Zealand International Ltd. 1.900%, due 02/13/23[1]	2,250,000	2,241,458
Bank of America Corp. 1.380%, due 04/25/25	8,000,000	8,010,000
Bank of Montreal
SOFR + 0.265%, 0.522%, due 09/15/23[2]	5,475,000	5,447,381
SOFR + 0.320%, 0.604%, due 07/09/24[2]	2,000,000	1,977,708
Bank of Nova Scotia
SOFR + 0.445%, 0.724%, due 04/15/24[2,3]	26,882,000	26,772,590

9

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Banque Federative du Credit Mutuel SA
SOFR + 0.410%, 0.577%, due 02/04/25[1,2]	$10,000,000	$9,848,770
BNP Paribas SA 2.950%, due 05/23/22[1]	18,070,000	18,086,135
3.250%, due 03/03/23	10,000,000	10,071,508
BPCE SA 2.750%, due 01/11/23[1]	8,000,000	7,999,656
3.000%, due 05/22/22[1]	52,600,000	52,637,294
Canadian Imperial Bank of Commerce
SOFR + 0.400%, 0.653%, due 12/14/23[2]	4,577,000	4,560,614
SOFR + 0.420%, 0.698%, due 10/18/24[2,3]	15,000,000	14,841,640
Credit Agricole SA 3.750%, due 04/24/23[1]	5,000,000	5,017,820
Credit Suisse AG 1.000%, due 05/05/23	20,000,000	19,580,042
Credit Suisse Group Funding Guernsey Ltd. 3.800%, due 09/15/22	32,994,000	33,181,058
Deutsche Bank AG, Series E,
SOFR + 0.500%, 0.670%, due 11/08/23[2]	12,000,000	11,930,064
Federation des Caisses Desjardins du Quebec
SOFR + 0.430%, 0.629%, due 05/21/24[1,2]	4,307,000	4,275,859
Fifth Third Bank NA 1.800%, due 01/30/23	1,865,000	1,858,632
Goldman Sachs Group, Inc.
SOFR + 0.490%, 0.761%, due 10/21/24[2]	5,000,000	4,929,987
3.200%, due 02/23/23	10,000,000	10,035,207
JPMorgan Chase & Co.
SOFR + 0.920%, 1.123%, due 02/24/26[2]	10,000,000	9,876,400
Macquarie Bank Ltd. 2.100%, due 10/17/22[1]	5,000,000	4,997,212
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22	20,000,000	20,044,221
3.455%, due 03/02/23	8,033,000	8,086,390
Mizuho Bank Ltd. 3.500%, due 03/21/23[1]	550,000	553,283
Morgan Stanley 2.750%, due 05/19/22	21,000,000	21,012,614
3.750%, due 02/25/23	17,793,000	17,926,191
National Bank of Canada
SOFR + 0.490%, 0.658%, due 08/06/24[2]	4,960,000	4,920,807
2.100%, due 02/01/23	23,000,000	22,895,682
2.150%, due 10/07/22[1]	10,000,000	10,003,388
NatWest Markets PLC
SOFR + 0.530%, 0.709%, due 08/12/24[1,2]	7,570,000	7,520,022
3.625%, due 09/29/22[1]	40,000,000	40,184,706

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Royal Bank of Canada
SOFR + 0.340%, 0.626%, due 10/07/24[2]	$20,000,000	$19,786,275
Sumitomo Mitsui Financial Group, Inc. 2.778%, due 10/18/22	20,000,000	20,064,200
3.102%, due 01/17/23	10,000,000	10,038,953
Svenska Handelsbanken AB 0.625%, due 06/30/23[1]	10,000,000	9,735,746
Toronto-Dominion Bank
SOFR + 0.350%, 0.595%, due 09/10/24[2]	15,000,000	14,850,438
SOFR + 0.480%, 0.753%, due 01/27/23[2]	9,475,000	9,473,579
Truist Bank
SOFR + 0.200%, 0.479%, due 01/17/24[2]	7,000,000	6,945,890
Westpac Banking Corp.
SOFR + 0.300%, 0.490%, due 11/18/24[2]	10,000,000	9,949,326

		522,168,746

Diversified financial services—2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, due 01/23/23	5,000,000	4,998,007
4.625%, due 07/01/22	3,280,000	3,290,484
American Express Co. 2.500%, due 08/01/22	15,000,000	15,024,362
3.400%, due 02/27/23	10,000,000	10,072,206
Capital One Financial Corp. 3.200%, due 01/30/23	10,000,000	10,062,069
International Lease Finance Corp. 5.875%, due 08/15/22	1,520,000	1,532,348

		44,979,476

Electric—6.6%
American Electric Power Co., Inc.,
Series F, 2.950%, due 12/15/22	19,917,000	19,998,012
Dominion Energy, Inc. 2.450%, due 01/15/23[1]	5,000,000	4,987,343
DTE Energy Co. 2.250%, due 11/01/22	3,775,000	3,773,304
Series H, 0.550%, due 11/01/22[3]	24,500,000	24,298,172
Duke Energy Corp. 3.050%, due 08/15/22	20,000,000	20,025,437
Eversource Energy
SOFR + 0.250%, 0.431%, due 08/15/23[2]	7,000,000	6,981,839
National Rural Utilities Cooperative Finance Corp., Series D,
SOFR + 0.330%, 0.609%, due 10/18/24[2]	15,000,000	14,944,502
NextEra Energy Capital Holdings, Inc. 0.650%, due 03/01/23	5,000,000	4,919,531

10

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Corporate bonds—(concluded)
Electric—(concluded)
Southern Co., Series 2021,
SOFR + 0.370%, 0.546%, due 05/10/23[2]	$7,000,000	$6,978,788

		106,906,928

Gas—0.3%
CenterPoint Energy Resources Corp. 0.700%, due 03/02/23	5,000,000	4,894,930

Healthcare-services—0.5%
Aetna, Inc. 2.750%, due 11/15/22	7,373,000	7,385,010

Insurance—0.6%
Metropolitan Life Global Funding I
SOFR + 0.300%, 0.586%, due 09/27/24[1,2]	10,000,000	9,915,787

Internet—0.9%
eBay, Inc. 2.750%, due 01/30/23	15,000,000	15,016,324

Pharmaceuticals—2.3%
AbbVie, Inc. 3.200%, due 11/06/22	4,700,000	4,715,072
Cigna Corp. 3.050%, due 11/30/22	10,000,000	10,046,483
CVS Health Corp.
2.750%, due 12/01/22	10,000,000	10,025,058
3.500%, due 07/20/22	1,072,000	1,073,073
4.750%, due 12/01/22	6,500,000	6,561,022
GlaxoSmithKline Capital, Inc. 2.800%, due 03/18/23	5,000,000	5,022,220

		37,442,928

Semiconductors—0.3%
Analog Devices, Inc.
SOFR + 0.250%, 0.537%, due 10/01/24[2]	5,000,000	4,976,227

Software—3.3%
Oracle Corp. 2.500%, due 05/15/22	26,300,000	26,308,279
2.625%, due 02/15/23	18,044,000	18,050,705
Roper Technologies, Inc. 3.125%, due 11/15/22	9,084,000	9,115,496

		53,474,480
Total corporate bonds (cost—$888,953,546)		882,310,551

Mortgage-backed securities—5.7%
Angel Oak Mortgage Trust,
Series 2020-5, Class A1, 1.373%, due 05/25/65[1,4]	3,640,135	3,529,103
Series 2020-R1, Class A1, 0.990%, due 04/25/53[1,4]	6,693,438	6,562,712

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2021-1, Class A1, 0.909%, due 01/25/66[1,4]	$5,112,415	$4,763,606
Series 2021-4, Class A1, 1.035%, due 01/20/65[1,4]	3,714,397	3,479,485
Series 2021-5, Class A1, 0.951%, due 07/25/66[1,4]	6,411,783	5,771,271
Series 2021-8, Class A1, 1.820%, due 11/25/66[1,4]	2,690,077	2,489,746
COLT Funding LLC,
Series 2021-3R, Class A1, 1.051%, due 12/25/64[1,4]	3,058,747	2,965,861
COLT Mortgage Loan Trust,
Series 2021-2, Class A1, 0.924%, due 08/25/66[1,4]	1,865,115	1,657,145
Series 2021-3, Class A1, 0.956%, due 09/27/66[1,4]	4,754,661	4,215,843
Series 2021-6, Class A1, 1.907%, due 12/25/66[1,4]	1,856,014	1,735,055
Series 2021-HX1, Class A1, 1.110%, due 10/25/66[1,4]	8,710,412	8,004,370
Series 2022-1, Class A1, 2.284%, due 12/27/66[1,4]	2,404,164	2,304,469
COLT Mortgage Pass-Through Certificates,
Series 2021-1R, Class A1, 0.857%, due 05/25/65[1,4]	977,670	964,071
Deephaven Residential Mortgage Trust,
Series 2021-1, Class A1, 0.715%, due 05/25/65[1,4]	1,324,981	1,272,586
Series 2022-1, Class A1, 2.205%, due 01/25/67[1,4]	1,943,945	1,839,342
GCAT Trust,
Series 2021-NQM4, Class A1, 1.093%, due 08/25/66[1,4]	6,108,343	5,399,465
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-NQM1, Class A1, 1.017%, due 07/25/61[1,4]	3,137,337	2,982,316
MFA Trust,
Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,4]	542,207	521,928
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,4]	1,473,914	1,405,891
Series 2021-NQM2, Class A1, 1.029%, due 11/25/64[1,4]	2,639,373	2,411,867
New Residential Mortgage Loan Trust,
Series 2021-NQM3, Class A1, 1.156%, due 11/27/56[1,4]	7,151,960	6,735,091
Verus Securitization Trust,
Series 2021-1, Class A1, 0.815%, due 01/25/66[1,4]	2,968,730	2,825,404
Series 2021-2, Class A1, 1.031%, due 02/25/66[1,4]	1,155,936	1,087,983
Series 2021-3, Class A1, 1.046%, due 06/25/66[1,4]	2,314,306	2,147,096
Series 2021-4, Class A1, 0.938%, due 07/25/66[1,4]	1,468,951	1,315,703
Series 2021-5, Class A1, 1.013%, due 09/25/66[1,4]	6,900,278	6,255,465

11

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2022

	Face amount	Value
Mortgage-backed securities—(concluded)
Series 2021-R1, Class A1, 0.820%, due 10/25/63[1,4]	$5,664,215	$5,516,924
Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,4]	1,862,715	1,816,492
Total mortgage-backed securities (cost—$98,530,540)		91,976,290

	Number of shares
Short-term investments—0.2%
Investment companies—0.2%
State Street Institutional U.S. Government Money Market Fund, 0.290%[5] (cost—$3,103,697)	3,103,697	3,103,697

	Number of shares	Value
Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.310%[5] (cost—$5,775,730)	$5,775,730	$5,775,730
Total investments (cost—$1,635,281,298)—99.6%		1,619,073,188

Other assets in excess of liabilities—0.4%		6,070,778
Net assets—100.0%		$1,625,143,966

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$388,671,093	$—	$388,671,093
Certificates of deposit	—	80,489,007	—	80,489,007
Commercial paper	—	166,746,820	—	166,746,820
Corporate bonds	—	882,310,551	—	882,310,551
Mortgage-backed securities	—	91,976,290	—	91,976,290
Short-term investments	—	3,103,697	—	3,103,697
Investment of cash collateral from securities loaned	—	5,775,730	—	5,775,730
Total	$—	$1,619,073,188	$—	$1,619,073,188

At April 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $552,560,799, represented 34.0% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Security, or portion thereof, was on loan at the period end.
[4]

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[5]	Rates shown reflect yield at April 30, 2022.

Portfolio acronyms

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

12

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2022

Assets:
Investments, at value (cost—$1,635,281,298)[1]	$1,619,073,188
Receivable for fund shares sold	21,935,283
Receivable for interest and dividends	5,686,923
Receivable for foreign tax reclaims	34,222
Other assets	7,187
Total assets	1,646,736,803

Liabilities:
Payable for cash collateral from securities loaned	5,775,730
Payable for fund shares redeemed	15,153,622
Dividends payable to shareholders	68,063
Payable to affiliate	323,995
Payable to custodian	89,244
Accrued expenses and other liabilities	182,183
Total liabilities	21,592,837
Net assets	$1,625,143,966

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,654,311,081
Distributable earnings (accumulated losses)	(29,167,115)
Net assets	$1,625,143,966

Class A
Net assets	$347,829,440
Shares outstanding	35,132,350
Net asset value and offering price per share	$9.90

Class P
Net assets	$1,227,503,990
Shares outstanding	124,106,821
Net asset value and offering price per share	$9.89

Class I
Net assets	$49,810,536
Shares outstanding	5,043,260
Net asset value and offering price per share	$9.88

[1]	Includes $5,654,422 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

13

UBS Ultra Short Income Fund

Statement of operations

For the year ended April 30, 2022
Investment income:
Interest	$11,575,133
Securities lending	5,356
Total income	11,580,489
Expenses:
Investment advisory and administration fees	7,199,402
Service fees—Class A	500,208
Transfer agency and related services fees—Class A	53,430
Transfer agency and related services fees—Class P	158,230
Transfer agency and related services fees—Class I	75
Custody and fund accounting fees	145,071
Trustees fees	45,532
Professional services fees	127,066
Printing and shareholder report fees	57,255
Federal and state registration fees	163,695
Insurance expense	26,404
Interest expense	285
Other expenses	106,594
Total expenses	8,583,247
Fee waivers and/or expense reimbursements by advisor and administrator	(2,110,457)
Net expenses	6,472,790
Net investment income (loss)	5,107,699
Net realized gain (loss) on investments	101,137
Net change in unrealized appreciation (depreciation) on investments	(18,665,621)
Net realized and unrealized gain (loss) from investment activities	(18,564,484)
Net increase (decrease) in net assets resulting from operations	$(13,456,785)

See accompanying notes to financial statements.

14

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the years ended April 30,
	2022	2021
From operations:

Net investment income (loss)	$5,107,699	$11,683,425
Net realized gain (loss)	101,137	195,182
Net change in unrealized appreciation (depreciation)	(18,665,621)	11,560,189
Net increase (decrease) in net assets resulting from operations	(13,456,785)	23,438,796
Total distributions—Class A	(884,022)	(4,343,302)
Total distributions—Class P	(4,940,775)	(8,511,560)
Total distributions—Class I	(379,151)	(718,375)
Total distributions	(6,203,948)	(13,573,237)
From beneficial interest transactions:

Proceeds from shares sold	1,221,467,324	4,764,547,697
Cost of shares redeemed	(2,958,171,252)	(3,551,556,042)
Shares issued on reinvestment of dividends and distributions	5,304,679	11,196,086
Net increase (decrease) in net assets from beneficial interest transactions	(1,731,399,249)	1,224,187,741
Net increase (decrease) in net assets	(1,751,059,982)	1,234,053,300
Net assets:

Beginning of year	3,376,203,948	2,142,150,648
End of year	$1,625,143,966	$3,376,203,948

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Years ended April 30,			For the period from May 29, 2018[1] to April 30, 2019
	2022	2021	2020
Net asset value, beginning of period	$9.99	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.01	0.04	0.20	0.23
Net realized and unrealized gain (loss)	(0.08)	0.04	(0.05)	(0.01)[3]
Net increase (decrease) from operations	(0.07)	0.08	0.15	0.22
Dividends from net investment income	(0.02)	(0.04)	(0.20)	(0.22)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.02)	(0.04)	(0.20)	(0.22)
Net asset value, end of period	$9.90	$9.99	$9.95	$10.00
Total investment return[5]	(0.75)%	0.82%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.44%[7]	0.44%[7]	0.45%[7]	0.47%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.35%[7]	0.35%[7]	0.35%[7]	0.31%[6,7]
Net investment income (loss)	0.13%	0.41%	2.01%	2.48%[6]
Supplemental data:
Net assets, end of period (000’s)	$347,829	$662,131	$1,226,267	$1,193,910
Portfolio turnover	56%	64%	53%	12%

Class P
	Years ended April 30,			For the period from May 29, 2018[1] to April 30, 2019
	2022	2021	2020
Net asset value, beginning of period	$9.98	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.02	0.04	0.20	0.24
Net realized and unrealized gain (loss)	(0.08)	0.05	(0.04)	(0.02)[3]
Net increase (decrease) from operations	(0.06)	0.09	0.16	0.22
Dividends from net investment income	(0.03)	(0.05)	(0.21)	(0.23)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.03)	(0.05)	(0.21)	(0.23)
Net asset value, end of period	$9.89	$9.98	$9.94	$9.99
Total investment return[5]	(0.65)%	0.92%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.34%[7]	0.34%[7]	0.36%[7]	0.39%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.25%[7]	0.25%[7]	0.25%[7]	0.21%[6,7]
Net investment income (loss)	0.24%	0.38%	2.04%	2.61%[6]
Supplemental data:
Net assets, end of period (000’s)	$1,227,504	$2,218,543	$915,463	$358,489
Portfolio turnover	56%	64%	53%	12%

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Years ended April 30,			For the period from May 29, 2018[1] to April 30, 2019
	2022	2021	2020
Net asset value, beginning of period	$9.97	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.02	0.03	0.22	0.22
Net realized and unrealized gain (loss)	(0.08)	0.05	(0.05)	(0.00)[3,4]
Net increase (decrease) from operations	(0.06)	0.08	0.17	0.22
Dividends from net investment income	(0.03)	(0.05)	(0.22)	(0.23)
Distributions from net realized gains	(0.00)[4]	(0.00)[4]	—	—
Total dividends and distributions	(0.03)	(0.05)	(0.22)	(0.23)
Net asset value, end of period	$9.88	$9.97	$9.94	$9.99
Total investment return[5]	(0.63)%	0.84%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.33%[7]	0.33%[7]	0.35%[7]	0.38%[6,7]
Expenses after fee waivers and/or expense reimbursements	0.23%[7]	0.23%[7]	0.23%[7]	0.16%[6,7]
Net investment income (loss)	0.23%	0.31%	2.25%	2.42%[6]
Supplemental data:
Net assets, end of period (000’s)	$49,811	$495,530	$421	$675
Portfolio turnover	56%	64%	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]	Amount represents less than $0.005 or $(0.005) per share.
[5]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[6]	Annualized.
[7]	Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

18

UBS Ultra Short Income Fund

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

19

UBS Ultra Short Income Fund

Notes to financial statements

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

20

UBS Ultra Short Income Fund

Notes to financial statements

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at

21

UBS Ultra Short Income Fund

Notes to financial statements

least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

At April 30, 2022, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2022, UBS AM is owed $295,897 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2022. For the period ended April 30, 2022, UBS AM waived $2,110,457 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

22

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2022, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025
Class A	$2,862,730	$1,554,459	$864,807	$443,464
Class P	3,882,059	613,566	1,733,591	1,534,902
Class I	321,095	801	188,203	132,091

For the period ended April 30, 2022, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2022, the Fund owed UBS AM (US) $28,098 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2022, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $113,533 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

23

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2022, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security types held as non-cash collateral
$5,654,422	$5,775,730	$—	$5,775,730	—

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended April 30, 2022, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$1,603,562	4	$285	1.597%

Additional information regarding compensation to affiliate of a board member

During his term of service on the Board through his retirement from the Board effective December 31, 2021, Professor Meyer Feldberg served as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, which resulted in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended April 30, 2022, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $68,412,359. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended April 30, 2022, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $903,136,335 and $1,544,691,031, respectively.

24

UBS Ultra Short Income Fund

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the year ended April 30, 2022:

			Class A
			Shares	Amount
Shares sold			24,786	$246,796
Shares repurchased			(31,224,925)	(311,334,715)
Dividends reinvested			76,595	763,010
Net increase (decrease)			(31,123,544)	$(310,324,909)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	122,533,446	$1,221,220,528	—	$—
Shares repurchased	(221,080,567)	(2,201,394,392)	(44,688,330)	(445,442,145)
Dividends reinvested	423,677	4,216,998	32,617	324,671
Net increase (decrease)	(98,123,444)	$(975,956,866)	(44,655,713)	$(445,117,474)

For the year ended April 30, 2021:

			Class A
			Shares	Amount
Shares sold			613,445	$6,136,466
Shares repurchased			(58,024,274)	(579,960,883)
Dividends reinvested			382,940	3,827,292
Net increase (decrease)			(57,027,889)	$(569,997,125)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	358,287,732	$3,577,584,082	118,304,286	$1,180,827,149
Shares repurchased	(228,866,731)	(2,285,505,566)	(68,702,281)	(686,089,593)
Dividends reinvested	683,300	6,823,909	54,581	544,885
Net increase (decrease)	130,104,301	$1,298,902,425	49,656,586	$495,282,441

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2022 and April 30, 2021, was ordinary income in the amount of $6,203,948 and $13,573,237, respectively.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2022 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized Appreciation (depreciation)
$1,635,643,034	$223,011	$(16,792,857)	$(16,569,846)

25

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$508,263	$—	$(12,896,788)	$(16,569,846)	$(208,744)	$(29,167,115)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2022, the Fund had capital loss carryforwards of $11,343,826 in short-term and $1,552,962 in long-term capital losses.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2022 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2022, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax year periods from Inception (May 29, 2018) to April 30, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from May 29, 2018 (commencement of operations) through April 30, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from May 29, 2018 (commencement of operations) to April 30, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2022

27

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $4,897,406 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2022.

28

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 81 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2005 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 75 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 82 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 5 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

30

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 62 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 8 investment companies (consisting of 48 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

31

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 54	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM— Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 43	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 44	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM— Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 58	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 64	Vice President and Assistant Secretary	Since 2004 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and general counsel (2004 through 2019 and September 2021 to present) (prior to which he was senior legal counsel (2019-2020 and April 2021 to September 2021), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been Assistant Secretary of UBS AM— Americas region (since January 2022 (prior to which he was secretary (from 2004 until January 2022)) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[2]; 54	Vice President, Treasurer and Principal Accounting Officer	Since 1999 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of fund accounting—U.S. (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.

32

UBS Ultra Short Income Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 43	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3] 43	Chief Compliance Officer	Since May 2022	Ms. Merrill is a director (since 2014) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020)) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 57 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 44	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 48	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[3]; 56	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 37	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is an executive director (since 2019, prior to which he was a director) and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region since 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 57 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 38	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 43 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 60	Vice President and Secretary	Since 1998 (Vice President) and since 2019 (Secretary)	Mr. Weller is an executive director and deputy general counsel (since 2019) and Head of Registered Funds Legal (since 2022), prior to which he was senior associate general counsel) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 8 investment companies (consisting of 58 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

33

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2022. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019-6028

S1709

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $496,217 and $496,217, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $62,964 and $62,964, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2021 and 2020 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $207,000 and $207,000, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2022 and April 30, 2021, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2022 and April 30, 2021 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2022, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2022 and April 30, 2021, the aggregate fees billed by E&Y of $800,904 and $596,704, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2022	2021
Covered Services	$269,964	$269,964
Non-Covered Services	530,940	326,740

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 11, 2022

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 11, 2022